UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------


                    Date of reporting period: March 31, 2004
                                              --------------

Item 1.    REPORTS TO STOCKHOLDERS.



________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                               Capital Value Fund

                                  May 28, 2004


Our patience was finally rewarded. According to Lipper Analytical Services, the Capital Value Fund ("Fund") produced a return of 28.02% for the fiscal year ended March 31, 2004. This was our best performance since 2000 and put us above our category median return. The performance was so strong in fact that the Fund moderated its asset mix to a more conservative stance. We forecasted a sharp rise in interest rates last fall. To combat the corresponding drop in bond prices, we took a precaution and reduced our fixed income position from approximately 38% to our current level of approximately 20%. We placed the proceeds from our fixed income sales into short-term money market assets to await redeployment. The broader market averages peaked in January of 2004 at levels of 2154 for the Nasdaq Composite and 1163 for the Standard and Poors 500. As of May 28, 2004 both averages have since dipped to their current levels of 1975 and 1110 respectively. The main culprits behind this drop seem to be an increase in interest rates coupled with a dramatic rise in oil and gas prices. We still see interest rates moving higher, but we believe oil prices have become unsustainably high at current levels. The Fund was able to profit from this rise in oil prices through our holdings in several of the oil names such as Schlumberger and Baker Hughes.* We placed 8% of the Fund's assets into oil related equities. After experiencing 35% plus gains in our oil related holdings, we liquidated all of our oil related assets. We felt the bulk of the Fund's gains have already been made in oil. We were proven correct when the shares of the companies we sold dropped 14% after our sales. All of our oil holdings were selling at multi-year valuation peaks, so we felt the prudent move would be to take the gains and seek out lower risk opportunities. We are now committing funds into the groups that I believe will likely be tomorrow's winners: media, technology, leisure and health care. At the same time, we have sold our holdings in the areas that we see declining over the next 12 to 18 months. These sectors include utilities, retailers and consumer durables. It is hard to escape the comparison from our current market to that of 1994. Between February of 1994 and February of 1995, the Federal Reserve raised interest rates seven times. We feel this 1994 comparison is relevant in that the Federal Reserve will likely increase interest rates three times this year. We are basing this premise on the pricing in the Fed Fund Futures market. This market serves as a reliable predictor of the Federal Reserve's future actions. As we speak the stock markets are digesting and discounting those interest rate hikes. We feel that by the third tightening of rates, the stock markets will have fully discounted higher rates and already begun to rally. I continue to look ahead past the rate increases and feel that the downside will be limited as we adjust to the new higher rate environment. It is important to remember that this is an election year and historically, we often see an upward bias to equity prices in the summer period. Our work in cash flow and earnings analysis leads us to forecast a return for the stock market of 14% for 2004. As of late May, the Standard and Poors 500 Index is up 1.65% on the year. This lack of gains suggests that we should see a strong second half of the year. We are positioned well for a rise in equity prices and feel we will be rewarded. Thank you for your continued support.


Hal Eddins
Fund Manager



* These securities represented 2.9% and 0.0% of the Fund's net assets as of March 31, 2004, respectively.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------------------------------
               Capital     60% S&P 500 Total Return Index
                Value         40% Lehman Brothers           S&P 500 Total         Lehman Brothers
                Fund          Aggregate Bond Index          Return Index       Aggregate Bond Index
--------------------------------------------------------------------------------------------------------
3/31/1994      $10,000            $10,000                      $10,000              $10,000
9/30/1994        9,907             10,303                       10,533                9,957
3/31/1995       10,506             11,134                       11,557               10,499
9/30/1995       11,714             12,743                       13,666               11,357
3/31/1996       12,204             13,812                       15,121               11,631
9/30/1996       12,583             14,633                       16,445               11,914
3/31/1997       13,067             15,857                       18,294               12,203
9/30/1997       16,506             19,086                       23,096               13,071
3/31/1998       17,365             21,710                       27,074               13,665
9/30/1998       16,897             20,942                       25,186               14,576
3/31/1999       19,912             25,064                       32,072               14,552
9/30/1999       20,263             25,122                       32,189               14,522
3/31/2000       29,207             28,625                       37,826               14,825
9/30/2000       25,574             28,094                       36,464               15,537
3/31/2001       20,791             24,449                       29,627               16,682
9/30/2001       18,248             23,074                       26,757               17,550
3/31/2002       19,694             24,848                       29,698               17,574
9/30/2002       15,386             20,389                       21,276               19,059
3/31/2003       15,761             21,258                       22,344               19,628
9/30/2003       17,887             23,916                       26,466               20,090
3/31/2004       20,178             26,390                       30,192               20,689

This graph depicts the performance of the Capital Value Fund (the "Fund") versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index, the S&P 500 Total Return Index, and the Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

    ----------------------------- -------------- ------------ ------------
                                     One Year     Five Years    Ten Years
    ----------------------------- -------------- ------------ ------------
            No Sales Load             28.02 %        0.27 %      7.66 %
    ----------------------------- -------------- ------------ ------------
      3.50% Maximum Sales Load        23.54 %       (0.45)%      7.27 %
    ----------------------------- -------------- ------------ ------------

>> The graph assumes an initial $10,000 investment at March 31, 1994 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $20,178 - a cumulative total investment return of 101.78% since March 31, 1994. Without the deduction of the 3.50% maximum sales load, the value of the Fund would have increased to $20,910 - a cumulative total investment return of 109.10% since March 31, 1994. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2004, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $26,390 - a cumulative total investment return of 163.90% since March 31, 1994; a similar investment in the S&P 500 Total
     Return Index would have increased to $30,192 - a cumulative total investment return of 201.92% since March 31, 1994; and a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $20,689
     - a cumulative total investment return of 106.89% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.00%

      Auto Manufacturers - 3.19%
           General Motors Corporation ............................................                    3,000            $    141,300
                                                                                                                       ------------
      Banks - 2.12%
           Wachovia Corporation ..................................................                    2,000                  94,000
                                                                                                                       ------------
      Computers - 4.02%
        (a)EMC Corporation .......................................................                   10,000                 136,100
        (a)Sun Microsystems, Inc. ................................................                   10,000                  41,600
                                                                                                                       ------------
                                                                                                                            177,700
                                                                                                                       ------------
      Diversified Financial Services - 15.54%
           J.P. Morgan Chase & Co. ...............................................                    5,000                 209,750
           LaBranche & Co., Inc. .................................................                    2,000                  22,420
           Lehman Brothers Holdings, Inc. ........................................                    2,000                 165,740
           The Charles Schwab Corporation ........................................                    7,000                  81,270
           The Goldman Sachs Group, Inc. .........................................                    2,000                 208,700
                                                                                                                       ------------
                                                                                                                            687,880
                                                                                                                       ------------
      Media - 4.56%
        (a)AOL Time Warner Inc. ..................................................                    7,000                 118,020
        (a)Comcast Corporation ...................................................                    3,000                  83,640
                                                                                                                       ------------
                                                                                                                            201,660
                                                                                                                       ------------
      Oil & Gas Services - 2.89%
           Schlumberger, Ltd. ....................................................                    2,000                 127,700
                                                                                                                       ------------

      Pharmaceuticals - 1.54%
           Mylan Laboratories ....................................................                    3,000                  68,190
                                                                                                                       ------------

      Retail - 5.07%
           Circuit City Stores, Inc. .............................................                    4,000                  45,200
           Wal-Mart Stores, Inc. .................................................                    3,000                 179,070
                                                                                                                       ------------
                                                                                                                            224,270
                                                                                                                       ------------
      Semiconductors - 13.16%
        (a)Applied Materials, Inc. ...............................................                    3,000                  64,140
        (a)Broadcom Corporation ..................................................                    2,000                  78,340
        (a)Cree Research, Inc. ...................................................                    6,000                 133,800
           Intel Corporation .....................................................                    2,000                  54,400
        (a)Novellus Systems, Inc. ................................................                    4,000                 127,160
        (a)Qlogic Corporation ....................................................                    2,000                  66,000
           Texas Instruments, Inc. ...............................................                    2,000                  58,440
                                                                                                                       ------------
                                                                                                                            582,280
                                                                                                                       ------------




                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software - 3.78%
        (a)Oracle Corporation ....................................................                   12,000            $    144,120
        (a)Siebel Systems, Inc. ..................................................                    2,000                  23,020
                                                                                                                       ------------
                                                                                                                            167,140
                                                                                                                       ------------
      Telecommunications - 17.13%
        (a)Cisco Systems, Inc. ...................................................                   21,000                 493,920
        (a)Lucent Technologies Inc. ..............................................                    8,500                  34,935
           Motorola, Inc. ........................................................                    4,000                  70,400
           Nokia Oyj - ADR .......................................................                    7,000                 141,960
        (a)RF Micro Devices, Inc. ................................................                    2,000                  16,920
                                                                                                                       ------------
                                                                                                                            758,135
                                                                                                                       ------------

           Total Common Stocks (Cost $2,994,027) ..........................................................               3,230,255
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest      Maturity
                                                                     Principal         Rate          Date
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 18.16%

A T & T Corporation ............................................    $ 50,000          7.500%        06/01/06                 54,938
Anheuser-Busch Companies, Inc. .................................      25,000          9.000%        12/01/09                 31,913
Archer Daniels Midland Corporation .............................      25,000          8.875%        04/15/11                 32,240
BellSouth Telecommunications ...................................      50,000          7.000%        02/01/05                 52,247
General Electric Capital Corporation ...........................     100,000          8.750%        05/21/07                119,284
International Business Machines ................................      50,000          8.375%        11/01/19                 67,766
Pacific Bell ...................................................     100,000          6.250%        03/01/05                104,397
The Coca-Cola Company ..........................................      70,000          8.500%        02/01/22                 93,655
United Parcel Service of America ...............................      50,000          8.375%        04/01/20                 67,556
Wal-Mart Stores, Inc. ..........................................      25,000          8.500%        09/15/24                 26,639
Wal-Mart Stores, Inc. ..........................................     150,000          8.875%        06/29/11                152,989
                                                                                                                       ------------

           Total Corporate Obligations (Cost $695,276) .....................................................                803,624
                                                                                                                       ------------

                                                                                                   Shares
INVESTMENT COMPANIES - 9.08%                                                                     ----------

      Government and Agency Portfolio - Institutional Class .......................                200,870                  200,870
      Liquid Assets Portfolio - Institutional Class ...............................                200,744                  200,744
                                                                                                                       ------------

           Total Investment Companies (Cost $401,614) ....................................................                  401,614
                                                                                                                       ------------

Total Value of Investments (Cost $4,090,917 (b)) ..................................                 100.24 %           $  4,435,493
Liabilities in Excess of Assets ...................................................                  (0.24)%                (10,736)
                                                                                               -----------             ------------

      Net Assets ..................................................................                 100.00 %           $  4,424,757
                                                                                               ===========             ============


                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004



      (a)  Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation ...........................................................................              $    969,215
      Unrealized depreciation ...........................................................................                  (624,639)
                                                                                                                       ------------

           Net unrealized appreciation ..................................................................              $    344,576
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






























See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $4,090,917) .........................................................                 $ 4,435,493
      Cash ............................................................................................                     134,086
      Income receivable ...............................................................................                      19,163
      Other asset .....................................................................................                       2,448
                                                                                                                       ------------

           Total assets ...............................................................................                   4,591,190
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      29,403
      Payable for investment purchases ................................................................                     134,978
      Other liability .................................................................................                       2,052
                                                                                                                       ------------

           Total liabilities ..........................................................................                     166,433
                                                                                                                       ------------

NET ASSETS
      (applicable to 401,919 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  4,424,757
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,424,757 / 401,919 shares) ...................................................................                $      11.01
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 96.5 of $11.01) ..........................................................................                $      11.41
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $  6,111,748
      Accumulated net realized loss on investments ....................................................                  (2,031,567)
      Net unrealized appreciation on investments ......................................................                     344,576
                                                                                                                       ------------
                                                                                                                       $  4,424,757
                                                                                                                       ============

















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     90,607
           Dividends .....................................................................................                   35,533
                                                                                                                       ------------

               Total income ..............................................................................                  126,140
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   25,090
           Fund administration fees (note 2) .............................................................                    7,318
           Distribution and service fees - Investor Class Shares (note 3) ................................                   20,909
           Custody fees (note 2) .........................................................................                    4,955
           Registration and filing administration fees (note 2) ..........................................                    3,524
           Fund accounting fees (note 2) .................................................................                   27,418
           Audit and tax preparation fees ................................................................                   15,725
           Legal fees ....................................................................................                    8,724
           Securities pricing fees .......................................................................                    4,214
           Shareholder recordkeeping fees (note 2) .......................................................                   18,000
           Other accounting fees (note 2) ................................................................                   16,682
           Shareholder servicing expenses ................................................................                    2,487
           Registration and filing expenses ..............................................................                    7,431
           Printing expenses .............................................................................                      924
           Trustee fees and meeting expenses .............................................................                    4,584
           Other operating expenses ......................................................................                    4,426
                                                                                                                       ------------

               Total expenses ............................................................................                  172,411
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (46,271)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  197,511
      Change in unrealized appreciation on investments ...................................................                  851,032
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                1,048,543
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  1,002,272
                                                                                                                       ============









See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2004               2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ................................................                       $    (46,271)      $    (12,323)
         Net realized gain (loss) from investment transactions ..............                            197,511         (2,229,080)
         Change in unrealized appreciation on investments ...................                            851,032            696,798
                                                                                                    ------------       ------------

              Net increase (decrease) in net assets resulting from operations                          1,002,272         (1,544,605)
                                                                                                    ------------       ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                                  0            (15,637)
                                                                                                    ------------       ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                           (214,401)        (4,545,491)
                                                                                                    ------------       ------------

                     Total increase (decrease) in net assets ................                            787,871         (6,105,733)

NET ASSETS

     Beginning of year ......................................................                          3,636,886          9,742,619
                                                                                                    ------------       ------------

     End of year ............................................................                       $  4,424,757       $  3,636,886
                                                                                                    ============       ============


(a) A summary of capital share activity follows:

                                                                                      2004                          2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Shares         Value         Shares          Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ...............................................................     20,311    $   208,287         10,225    $    92,140

Shares issued for reinvestment of distributions ...........................          0              0          1,755         15,606
                                                                           -----------    -----------    -----------    -----------

                                                                                20,311        208,287         11,980        107,746

Shares redeemed ...........................................................    (41,160)      (422,688)      (492,633)    (4,653,237)
                                                                           -----------    -----------    -----------    -----------

     Net decrease .........................................................    (20,849)   $  (214,401)      (480,653)   $(4,545,491)
                                                                           ===========    ===========    ===========    ===========





See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                                     For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                               2004           2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32

 Income (loss) from investment operations
      Net investment (loss) income ......................        (0.12)         (0.03)         (0.04)         (0.01)          0.01
      Net realized and unrealized gain (loss) on investments      2.53          (2.11)         (0.58)         (5.70)          6.99
                                                           -----------    -----------    -----------    -----------    -----------

          Total from investment operations ..............         2.41          (2.14)         (0.62)         (5.71)          7.00
                                                           -----------    -----------    -----------    -----------    -----------

 Distributions to shareholders from
      Net investment income .............................         0.00           0.00           0.00           0.00          (0.01)
      Net realized gain from investment transactions ....         0.00          (0.04)         (0.29)         (3.58)         (1.33)
                                                           -----------    -----------    -----------    -----------    -----------

          Total distributions ...........................         0.00          (0.04)         (0.29)         (3.58)         (1.34)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     11.01    $      8.60    $     10.78    $     11.69    $     20.98
                                                           ===========    ===========    ===========    ===========    ===========


Total return (a) ........................................        28.02 %       (19.97)%        (5.28)%       (28.82)%        46.68 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year .............................  $ 4,424,757    $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247
                                                           ===========    ===========    ===========    ===========    ===========

    Ratio of expenses to average net assets .........             4.12 %         3.65 %         2.48 %         1.99 %         1.95 %

    Ratio of net investment (loss) income to average net assets  (1.11)%        (0.24)%        (0.30)%        (0.05)%         0.06 %

    Portfolio turnover rate .........................            51.27 %        27.48 %        12.57 %        55.35 %        34.93 %

(a) Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,031,569, which $1,930,710 expires in the year 2011 and $100,859 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment for $46,271 has been charged to paid-in capital and accumulated net investment loss has been credited $46,271, bringing it to zero.



                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services and $750 for each class of shares beyond the initial class, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.



                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $825.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $20,909 of such expenses under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,892,244 and $2,355,042, respectively, for the year ended March 31, 2004.





















                                                                     (Continued)

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------




                                                    CAPITAL VALUE FUND

                                                 ADDITIONAL INFORMATION

                                                     March 31, 2004
                                                      (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                      (Continued)

                                                    CAPITAL VALUE FUND

                                                 ADDITIONAL INFORMATION

                                                     March 31, 2004
                                                      (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004

                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II
























               This Report has been prepared for shareholders and
                 may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II





                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

EARNEST PARTNERS
________________________________________________________________________________
                            75 FOURTEENTH STREET - SUITE 2300 ATLANTA, GA  30309
                                             (404) 815-8772 - FAX (404) 815-8948
                                              E-MAIL: INVEST@EARNESTPARTNERS.COM
                                                         WWW.EARNESTPARTNERS.COM




28 May 2004


Dear Shareholders of the EARNEST Partners Fixed Income Trust:

     Enclosed for your review is the annual report of the EARNEST Partners Fixed Income Trust (the "Fund") for the fiscal year ended 31 March 2004. For the fiscal year, the Fund's total return was 5.43%, holding its own against its benchmark, the Lehman Brothers Aggregate Bond Index, which had a total return of 5.41%. Though the Treasury market took some wild swings during the fiscal year, it ended just about where it began. On 3/31/03, the 10-year Treasury yield was 3.81% but had dropped on deflation fears to 3.11% by June, from which point it rose to a high of 4.61% in September. But by 3/31/04, it was back to 3.84%, just a few basis points from where it began. Such moves are hard to predict and only reinforce our practice of managing your portfolio's interest rate sensitivity to that of the Fund's benchmark.

     Corporate bond spreads continued to recover from the disastrous credit events of 2002 with the option-adjusted spread of the Lehman Brothers Credit Index, a component of the Lehman Brothers Aggregate Bond Index that follows just high-grade corporate bonds, dropping from 146 basis points to 90 basis points during the fiscal year ended 3/31/04. What this means is that for the year, the average yield of a corporate bond actually dropped by one half percent even though Treasuries were unchanged. Not having encountered the difficulties seen in 2002, your portfolio participated in the spread tightening but not to the extent seen by the index. True to our time-tested process, the portfolio is dominated by U.S. Government and Agency obligations, with many of the Agency obligations having the same "full faith and credit" guarantee as U.S. Treasury notes and bonds.

     We will continue to look for high quality issues that have more yield, preferring to build the portfolio from the bottom up according to our model, rather than speculate on interest rate or economic forecasts. We believe that our process works and are sticking to it.

Very truly yours,

/s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, investment advisor risk, market sector risk and portfolio turnover risk.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                       EARNEST Partners Fixed Income Trust

                     Performance Update - $50,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                EARNEST Partners     Lehman Brothers        Lipper Imtermediate
                  Fixed Income        Aggregate Bond       Investment Grade Debt
                     Trust                Index                 Fund Index
--------------------------------------------------------------------------------
3/31/1994           $50,000              $50,000                 $50,000
9/30/1994            49,639               49,786                  49,719
3/31/1995            52,365               52,495                  52,025
9/30/1995            56,258               56,786                  55,946
3/31/1996            57,968               58,156                  57,257
9/30/1996            59,759               59,569                  58,484
3/31/1997            61,084               61,013                  59,785
9/30/1997            64,791               65,355                  63,751
3/31/1998            67,138               68,326                  66,196
9/30/1998            72,506               72,878                  70,236
3/31/1999            71,147               72,761                  70,032
9/30/1999            70,660               72,611                  69,762
3/31/2000            72,189               74,123                  71,001
9/30/2000            75,027               77,687                  74,031
3/31/2001            80,462               83,411                  79,410
9/30/2001            83,727               87,750                  83,229
3/31/2002            83,131               87,872                  83,262
9/30/2002            92,058               95,293                  88,346
3/31/2003            94,184               98,140                  91,807
9/30/2003            96,627              100,449                  94,294
3/31/2004            99,294              103,445                  97,211


This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

             ------------------ -------------- --------------
                  One Year        Five Years      Ten Years
             ------------------ -------------- --------------
                   5.43 %           6.89 %         7.10 %
             ------------------ -------------- --------------


>> The graph assumes an initial $50,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $99,294 - a cumulative total investment return of 98.59% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $103,445 - a cumulative total investment return of 106.89%; and a similar investment in the Lipper Intermediate Investment Grade Debt Fund Index would have increased to $97,211 - a cumulative total investment return of 94.42% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.40%

     A.I.D. - Equador .......................................   $   56,098           7.050%            05/01/15          $   65,703
     A.I.D. - Ivory Coast ...................................      117,684           8.100%            12/01/06             125,839
     A.I.D. - Peru ..........................................       73,684           8.350%            01/01/07              74,156
     Alter Barge Line Title XI ..............................      294,000           6.000%            03/01/26             333,293
     Amethyst Title XI ......................................      800,000           4.390%            04/15/16             837,056
     Attransco Title XI .....................................      274,692           6.120%            04/01/08             298,958
     Federal Agricultural Mortgage Corporation
         Series AM-1003 .....................................      547,403           6.820%            04/25/13             598,656
     Federal Farm Credit Bank ...............................      750,000           3.000%            04/15/08             756,575
     Federal Home Loan Bank .................................      750,000           3.250%            08/15/05             768,271
     Federal Home Loan Mortgage Corp ........................      750,000           4.500%            01/15/13             770,632
     Federal National Mortgage Association ..................      750,000           3.250%            01/15/08             765,599
     Federal National Mortgage Association
         REMIC Trust 2003-T1 ................................      228,312           3.807%            11/25/12             232,870
     Government National Mortgage Association
         REMIC Trust 2001-12 ................................      100,654           5.456%            01/16/15             106,556
         REMIC Trust 2001-34 ................................       49,551           5.444%            11/16/15              52,140
         REMIC Trust 2001-44 ................................       56,471           5.204%            10/16/14              58,705
         REMIC Trust 2002-83 ................................      271,059           3.313%            04/16/17             276,600
         REMIC Trust 2002-85 ................................      162,803           3.293%            11/16/18             165,677
         REMIC Trust 2002-9 .................................      119,895           4.691%            06/16/16             125,149
         REMIC Trust 2002-94 ................................    1,331,702           3.500%            12/16/18           1,362,131
         REMIC Trust 2003-16 ................................      376,978           3.130%            04/16/16             382,446
         REMIC Trust 2003-22 ................................      192,856           2.750%            06/16/21             194,628
         REMIC Trust 2003-36 ................................    1,290,842           2.933%            10/16/20           1,297,483
         REMIC Trust 2003-38 ................................      741,212           2.171%            04/16/20             735,437
         REMIC Trust 2003-59 ................................    1,458,800           2.274%            07/16/18           1,434,838
         REMIC Trust 2003-72 ................................      741,110           4.356%            02/16/30             761,984
     Matson Navigation Company, Inc. Title XI ...............      637,000           5.337%            09/04/28             684,749
     Perforadora Cent SA de CV Shipping Title XI ............      450,000           5.240%            12/15/18             461,709
     Rowan Companies, Inc. Title XI .........................      714,285           2.800%            10/20/13             696,971
     Small Business Administration
         Series 1992-20H ....................................      120,063           7.400%            08/01/12             129,673
         Series 1995-20L ....................................      226,810           6.450%            12/01/15             246,187
         Series 1997-20A ....................................      272,381           7.150%            01/01/17             302,289
         Series 1998-20B ....................................      574,900           6.150%            02/01/18             625,785
         Series 2001-20A ....................................      632,451           6.290%            01/01/21             695,264
         Series 2002-10A ....................................      830,404           5.350%            01/01/12             880,197
         Series 2002-10B ....................................      886,653           5.300%            03/01/12             939,284
         Series 2002-10F ....................................      457,723           3.940%            11/01/12             468,999
         Series 2002-20J ....................................      962,307           4.750%            10/01/22             987,879

                                                                                                                        (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Continued)

Small Business Administration
    Series 2003-10B .........................................  $   315,114           3.390%            03/01/13         $   316,885
    Series 2003-10C .........................................      645,753           3.530%            05/01/13             652,658
    Series 2003-20C .........................................      237,158           4.500%            03/01/23             239,533
    Series 2003-20D .........................................      638,805           4.760%            04/01/23             654,259
    Series 2003-20E .........................................      638,917           4.640%            05/01/23             649,951
    Series 2003-20F .........................................    1,171,082           4.070%            06/01/23           1,150,959
    Series 2003-20I .........................................      784,721           5.130%            09/01/23             815,767
Sterling Equipment, Inc. Title XI ...........................      208,028           6.125%            09/28/19             238,495
                                                                                                                        -----------

    Total U.S. Government and Agency Obligations (Cost $24,047,981) ............................................         24,418,875
                                                                                                                        -----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 0.86%

     Federal Housing Authority Project Loan
         Downtowner Apartments ..............................      111,431           8.375%            11/01/11             127,305
         Reilly #046 ........................................       90,081           6.513%            06/01/14              93,493
         USGI #87 ...........................................      110,339           7.430%            08/01/23             114,868
                                                                                                                        -----------

         Total U.S. Government Insured Obligations (Cost $314,618) .............................................            335,666
                                                                                                                        -----------
CORPORATE ASSET-BACKED SECURITIES - 15.95%

     Atlantic City Electric Funding Series 2002-1 A1 ........      122,591           2.890%            07/20/10             124,443
     Atlantic City Electric Funding Series 2002-1 A3 ........      800,000           4.910%            07/20/17             836,282
     California Infrastructure SCE Series 1997-1 ............      616,287           6.380%            09/25/08             655,732
     California Infrastructure SDG&E Series 1997-1 ..........      250,000           6.370%            12/26/09             280,130
     CenterPoint Energy Transition Bond Co. 2001-1 ..........      460,000           4.760%            09/15/09             488,021
     Connecticut RRB Series 2001-1 A2 .......................      129,180           5.360%            03/30/07             132,582
     Connecticut RRB Series 2001-1 A5 .......................      365,000           6.210%            12/30/11             416,529
     Consumer Funding 2001-1 ................................      300,000           4.980%            04/20/12             324,003
     Detroit Edison Securitization Funding 2001-1 ...........      100,000           6.190%            03/01/13             113,708
     Illinois Power Trust Series 1998-1 .....................      200,000           5.540%            06/25/09             215,467
     Massachusetts RBB Trust 1999-1 .........................      200,000           7.030%            03/15/12             233,883
     Massachusetts RBB Trust 2001-1 .........................      630,232           6.530%            06/01/15             714,421
     PECO Energy Bonds Series 2000-A ........................      250,000           7.625%            03/01/10             299,275
     PP&L Transition Bonds Series 1999-1 ....................      350,000           7.150%            06/25/09             407,166
     Public Service New Hampshire Series 2001-1 A2 ..........       88,329           5.730%            11/01/10              95,439
     Public Service New Hampshire Series 2001-1 A3 ..........      780,000           6.480%            05/01/15             904,591
                                                                                                                        -----------

         Total Corporate Asset-Backed Securities (Cost $6,131,384) .............................................          6,241,672
                                                                                                                        -----------

                                                                                                                        (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 14.44%

     Arkansas Electric Cooperative Corporation ..............   $  275,000           7.330%            06/30/08         $   298,744
     Burlington Northern and Santa Fe Railway Co. ...........      637,983           6.230%            07/02/18             702,024
     Continental Airlines Inc. 1996-2 .......................      340,262           7.750%            07/02/14             327,601
     CSX Corporation ........................................      300,000           6.550%            06/15/13             348,761
     Delta Airlines PT 2000-1 ...............................      565,596           7.379%            05/18/10             561,555
     FedEx Corporation ......................................      132,950           7.650%            01/15/22             159,788
     General American Transportation ........................      150,000           8.235%            02/24/05             156,352
     General Motors Acceptance Corp .........................      750,000           6.875%            09/15/11             813,683
     National Rural Utilities Co-op .........................      750,000           3.875%            02/15/08             774,817
     Norfolk Southern Railway Company .......................      250,000           5.950%            04/01/08             277,729
     Southwest Airlines Co Series 2001-1 ....................      592,186           5.100%            05/01/06             616,992
     Union Pacific ETC Corporation ..........................      500,000           4.698%            01/02/24             492,800
     Union Pacific Railroad Company .........................      100,000           6.630%            01/27/22             118,879
                                                                                                                        -----------

         Total Corporate Obligations (Cost $5,622,442) .........................................................          5,649,725
                                                                                                                        -----------

INVESTMENT COMPANIES - 5.46%                                                                       Shares
                                                                                                 ----------


     AIM  Performance Money Market A ..............................................                438,745                  438,745
     AIM Short Term Prime Fund A ..................................................              1,700,000                1,700,000
                                                                                                                        -----------

         Total Investment Companies (Cost $2,138,745) ....................................................                2,138,745
                                                                                                                        -----------


Total Value of Investments (Cost $38,255,170 (a)) .................................                  99.11 %            $38,784,683
Other Assets less Liabilities .....................................................                   0.89 %                349,565
                                                                                                  --------              -----------
     Net Assets ...................................................................                 100.00 %            $39,134,248
                                                                                                  ========              ===========


     (a) Aggregate cost for federal income tax purposes is the $38,275,759.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

Unrealized appreciation ..........................................................................                       $  730,837
Unrealized depreciation ..........................................................................                         (221,913)
                                                                                                                        -----------

     Net unrealized appreciation .................................................................                      $   508,924
                                                                                                                        ===========






See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $38,255,170) ........................................................                 $38,784,683
      Income receivable ...............................................................................                     355,273
      Receivable for fund shares sold .................................................................                         900
      Other asset .....................................................................................                       5,476
      Due from advisor (note 2) .......................................................................                      15,095
                                                                                                                        -----------

           Total assets ...............................................................................                  39,161,427
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                       9,832
      Disbursements in excess of cash on demand deposit ...............................................                      17,347
                                                                                                                        -----------

           Total liabilities ..........................................................................                      27,179
                                                                                                                        -----------
NET ASSETS
      (applicable to 3,532,346 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $39,134,248
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($39,134,248 / 3,532,346 shares) ................................................................                 $     11.08
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $38,737,047
      Accumulated net realized loss on investments ....................................................                    (132,312)
      Net unrealized appreciation on investments ......................................................                     529,513
                                                                                                                        -----------
                                                                                                                        $39,134,248
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $ 1,314,981
           Dividends ....................................................................................                    13,435
                                                                                                                        -----------

               Total income .............................................................................                 1,328,416
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   160,975
           Fund administration fees (note 2) ............................................................                    44,715
           Custody fees (note 2) ........................................................................                    17,035
           Registration and filing administration fees (note 2) .........................................                     2,806
           Fund accounting fees (note 2) ................................................................                    30,577
           Audit and tax preparation fees ...............................................................                    17,025
           Legal fees ...................................................................................                     8,595
           Securities pricing fees ......................................................................                    15,775
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Other accounting fees (note 2) ...............................................................                       380
           Shareholder servicing expenses ...............................................................                     2,421
           Registration and filing expenses .............................................................                     7,941
           Printing expenses ............................................................................                     1,487
           Trustee fees and meeting expenses ............................................................                     4,584
           Other operating expenses .....................................................................                     7,352
                                                                                                                        -----------

               Total expenses ...........................................................................                   339,668

               Less:
                    Expense reimbursements (note 2) .....................................................                   (35,616)
                    Investment advisory fees waived (note 2) ............................................                  (160,975)
                                                                                                                        -----------

               Net expenses .............................................................................                   143,077
                                                                                                                        -----------

                    Net investment income ...............................................................                 1,185,339
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   112,836
      Change in unrealized appreciation (depreciation) on investments ...................................                   313,385
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                   426,221
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,611,560
                                                                                                                        ===========




See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                         March 31,        March 31,
                                                                                                           2004             2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income .....................................................................    $ 1,185,339    $    370,831
         Net realized gain from investment transactions ............................................        112,836         187,670
         Change in unrealized appreciation on investments ..........................................        313,385         310,858
                                                                                                        -----------     -----------


              Net increase in net assets resulting from operations .................................      1,611,560         869,359
                                                                                                        -----------     -----------

     Distributions to shareholders from
         Net investment income .....................................................................     (1,270,236)       (370,980)
                                                                                                        -----------     -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......................     25,038,366       7,464,704
                                                                                                        -----------     -----------

                     Total increase in net assets ..................................................     25,379,690       7,963,083

NET ASSETS

     Beginning of year .............................................................................     13,754,558       5,791,475
                                                                                                        -----------     -----------

     End of year ...................................................................................    $39,134,248     $13,754,558
                                                                                                        ===========     ===========


(a) A summary of capital share activity follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Year ended                   Year ended
                                                                                March 31, 2004               March 31, 2003

                                                                          Shares          Value           Shares          Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ........................................................      3,227,127     $35,503,521         819,037     $ 8,857,334

Shares issued for reinvestment of distributions ....................         94,788       1,037,215          27,707         296,137
                                                                        -----------     -----------     -----------     -----------

                                                                          3,321,915      36,540,736         846,744       9,153,471

Shares redeemed ....................................................     (1,054,253)    (11,502,370)       (156,796)     (1,688,767)
                                                                        -----------     -----------     -----------     -----------

     Net increase ..................................................      2,267,662     $25,038,366         689,948     $ 7,464,704
                                                                        ===========     ===========     ===========     ===========




See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                                For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                               2004           2003          2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................... $     10.88    $     10.08    $     10.32    $      9.84    $     10.30

   Income from investment operations
        Net investment income ............................        0.36           0.51           0.59           0.61           0.60
        Net realized and unrealized gain (loss) on
           investments                                            0.22           0.80          (0.24)          0.48          (0.46)
                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations .............        0.58           1.31           0.35           1.09           0.14
                                                           -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ............................       (0.38)         (0.51)         (0.59)         (0.61)         (0.60)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................. $     11.08   $      10.88    $     10.08    $     10.32    $      9.84
                                                           ===========    ===========    ===========    ===========    ===========

Total return .............................................        5.43 %        13.30 %         3.32 %        11.46 %         1.47 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ............................... $39,134,248    $13,754,558    $ 5,791,475    $ 6,630,599    $ 8,193,248
                                                           ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .........   0.95 %         1.97 %         2.44 %         1.99 %         1.57 %
        After expense reimbursements and waived fees ..........   0.40 %         0.58 %         0.90 %         0.90 %         0.90 %

   Ratio of net investment income to average net assets
        Before expense reimbursements and waived fees .........   2.76 %         3.16 %         4.12 %         4.96 %         5.26 %
        After expense reimbursements and waived fees ..........   3.31 %         4.55 %         5.65 %         6.05 %         5.93 %

   Portfolio turnover rate ....................................  54.20 %        74.35 %         23.87 %        7.68 %        15.41 %


See accompanying notes to financial statements

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The EARNEST Partners Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., Eastern Time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost, which approximates value.

               The financial statements include securities valued at $475,525 (1.22% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $48,200 which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.



                                                                    (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $84,897 has been made to accumulated net investment loss bringing it to zero. $83,317 of this has been reclassified as accumulated net realized loss, with the remaining $1,580 charged against paid in capital.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

          D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

          The Advisor voluntarily waived all or a portion of its fee and reimbursed expenses of the Fund to limit total Fund operating expenses to 0.40% of average daily net assets. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $160,975 ($0.05 per share) and has reimbursed expenses totaling $35,616 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.






                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $29,606,729 and $5,117,724, respectively, for the year ended March 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $12,544,271 and $12,835,600, respectively, for the year ended March 31, 2004.
































                                                                    (Continued)

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                        EARNEST Partners Fixed Income Trust

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
-------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                        EARNEST Partners Fixed Income Trust

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com


INDEPENDENT AUDITORS' REPORT


Tothe Board of Trustees of the Nottingham Investment Trust II and Shareholders of EARNEST Partners Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004

                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Annual Report 2004





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund



                                                                 March 31, 2004










[Logo Here]
BROWN CAPITAL MANAGEMENT


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

For more information about the Funds, including charges and expenses, call the Funds for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                  [BLANK PAGE]

Table of Contents


Introduction...................................................................4
Balanced Fund..................................................................8
Equity Fund...................................................................26
Small Company Fund............................................................44
International Equity Fund.....................................................62
Mid-Cap Fund..................................................................83



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Brown Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 28, 2004.


For More Information on Your Brown Capital Management (BCM) Mutual Funds:

     See Our Web site @ www.browncapital.com
              or
     Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM, (1-877-892-4226)

Introduction to Brown Capital Management Mutual Funds'
Annual Fund Report


A colleague of mine spent some time on the coast of Maine last summer, and had some interesting observations and reflections to share. If one thinks about Baltimore in July and August, the difference in climate is readily apparent. The slower pace of life, the sounds of waves crashing against the rocky shore, a clear sky at night where one can actually see the constellations, bring one in closer touch with nature. Amidst the maddening pace of most of our daily lives, it is easy to lose an appreciation for the amazing predictability and regularity of certain events in nature. This is a far cry from the world of investments. In the cottage where my colleague stayed, there was a small book on the table that had the time of the sunrise and sunset each day, followed by the time of low tide and high tide. You know what? Everything happened according to schedule, predictable. There is quite a difference between Baltimore where we live and work and this place of tranquility. Yet, there are things that are the same. In this introduction, we will focus on the current and prospective market environments in the context of what is the same, and what is different.

What is the same?
-----------------

Looking at the big picture, the players in our industry making the investment decisions are still in place for the most part. There is a continuing string of news of corporate malfeasance and mutual fund industry corruption. A surprising dose of skepticism continues to exist regarding the longevity of the market rebound. Low inflation and low interest rates have been the story for quite a while. The longer-term drivers of stock prices, earnings and dividend growth, and P/E expansion or contraction, remain intact.

What is different?
------------------

There is more confidence in the sustainability of the economic recovery, and more confidence that the economy will not overheat. Concerns about deflation have waned. A credible case can be made for improving corporate profits over an extended period of time. Even though most of the players are the same on the corporate and investment front, the rules of engagement have changed dramatically. Given efforts to clean up corporate malfeasance and mutual fund industry corruption, it is our opinion that there will be increased confidence in the system.

For the three years ended 2002, the performance results achieved from the value style of investing exceeded the growth style by a wide margin (Three Years Ending 12/31/02: Russell 1000 Value Index -5.1%; Russell 1000 Growth Index -23.6%). In 2003, growth came back into a competitive posture. The Russell 1000 Growth Index increased by 29.7%, and the Russell 1000 Value Index gained 30%. The Russell 2000 Growth Index increased by 48.5%, and the Russell 2000 Value Index gained 46%.

Thanks to this trend, as growth managers we found great optimism as 2004 began with favorable prospects for both the economy and equity markets. Interest rates remain at their lowest level in over 40 years, inflation remains low, productivity remains relatively high, and consumer spending, the backbone of the economy for the past several years, continues at a solid pace. There was one resounding question that the American public continually asked: where are the jobs? After the first quarter ended, the Labor department reported that the U.S. economy added more jobs in March than it has in any monthly period since April 2000. This is certainly good news for the economy, and if it is sustained, it portends things to come.

Based on our investment approach, it is comforting that market action seems to suggest that fundamentals, quality, and valuation do indeed matter. Companies that are producing, and show prospects of continuing to produce superior revenue and earnings growth, are being rewarded with price appreciation and premium multiples.

So What?
--------

Before answering the question, "so what", let us address our outlook. The underlying fundamentals that drive stock prices have not been as favorable as they are now for a long time. Corporate profits are expected to increase. In part, this increase is due to an improving economy, and, in part, easy comparisons. As mentioned previously, deflation seems highly unlikely, and inflation is expected to remain low. While we expect long-term interest rates to increase in the second half, we do not think that the increase will be enough to destabilize the equity market. Real GDP growth is expected to be better than 4% (Bloomberg). The extra "kicker" to stock price appreciation that will be absent this round is P/E expansion. The broader stock market as measured by the S&P 500 is currently selling at about 21 times 2004 estimated earnings (Bloomberg). We do not think 21 times is excessive in the current low interest rate environment, but the market is certainly not cheap. Therefore, earnings will drive the 8-10% stock market gain that we expect this year, not P/E expansion, in our opinion.

The answer to, "so what," is several fold. As enumerated above, a number of things are different. Most are important to creating an ideal environment for the equity market. Specifically, greater confidence in the economy, waning deflation fears, and the return of investor confidence in the system are very favorable for true growth companies that sell at reasonable prices. We believe that we are in the "sweet spot" for the possibility of producing superior returns for your portfolios. Another part of the "so what," requires that we realize that there are many things that are unpredictable, the outcome of which can cause things to veer off course-- terrorism, the direction of the U.S. dollar, and the Presidential election to mention a few. The only thing we can do about the things that are unpredictable is to be responsive to whatever situation arises. And, lastly, we will be cognizant that in this recovery, there may be cyclical growth opportunities beyond the traditional growth areas. We will be open minded and diligent in our bottom-up search for investment ideas where growth can be sustained for three to five years.

Conclusion:
-----------

Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible 20 percent plus returns of last year will be repeated in 2004, but we do expect the possibility of solid domestic equity market gains of 8-10% as noted earlier. We are diligently reviewing current portfolio holdings in all of our mutual funds in the context of the anticipated investment environment outlined above. We are researching new investment candidates that both fit our investment approach and that are likely beneficiaries of the environment we foresee. As always, we seek to maintain the best investment ideas at reasonable prices in your portfolio. Thank you for your continued commitment to Brown Capital Management.

                    (This page was intentionally left blank.)

Balanced Fund

Performance

Your Balanced Fund delivered solid performance for the Fund's fiscal year returning 28.3%. The Fund outpaced the unmanaged, weighted 75% S&P 500/25% Lehman Government/ Credit Index by 1.8% (Data via Russell: S&P 500 one year performance as of 3/31/04 of 35.1% and Data via Bloomberg: Lehman Government/Credit Index one year performance as of 3/31/04 of 6.2%), but trailed the Lipper Flexible Portfolio Fund peer group by -0.3% (Data via Lipper: one year performance as of 3/31/04 of 28.6%). The outperformance generated is primarily attributed to the strong rebound of the equity portion of the Fund. As you know, the equity portion of the Fund, which represents about 75% of the Fund's assets, is managed similarly to the Equity Fund, a large capitalization growth product. The remaining 25% is a fixed income portfolio of investment grade bonds of varying maturities.

Benchmark Insights

Your Fund is difficult to benchmark, by industry standards, as its weightings are a-typical for "balanced funds" which typically reflect 60% equity and 40% fixed income weightings. While the industry is becoming more liberal with the definition, Morningstar and Lipper, two of the industry's more popular mutual fund rating agencies, categorize your Fund as a Large Growth and Flexible Portfolio Fund, respectively. For example, the Large Growth Category is meant for large capitalization growth stock managers, not for funds with fixed income exposure. Since the Fund does not fit easily into an industry "box," most compare your Fund's performance to the unmanaged, weighted index mentioned earlier.

Portfolio Review

Thanks to solid stock selection in the equity portion of the Fund that outpaced the S&P 500, your Fund was well positioned to outperform (please see additional details on the Equity Fund in the Equity Fund section of this report) provided the fixed income portion of the portfolio was able to add value. As you know, there has been a significant decline in interest rates over the past few years. In addition, yield spreads have narrowed significantly since last spring. In 1997, we began downgrading in quality, and lengthening maturities in anticipation of lower interest rates and widening yield spreads. Now that it appears long-term rates will increase in the second half of this year and spreads remain narrow, we plan to shorten maturities and upgrade the quality of the portfolio over the next few months.

Outlook

Balanced Fund investors can continue to expect more of the same. We believe that the economic recovery is strengthening and continue to apply our Growth at a Reasonable Price (GARP) approach in the Equity Fund to ensure we select stocks with impressive long-term growth prospects at attractive valuations. We are also preparing for, absent unforeseen events, an increasing interest rate environment in the fixed income portion of your portfolio and expect favorable results by the next evaluation period.

                          THE BROWN CAPITAL MANAGEMENT
                                  BALANCED FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                     The Brown Capital           75% S&P 500 Total Return Index/
                   Management Balanced Fund     25% Lehman Gov't/Corp Bond Index
--------------------------------------------------------------------------------
      3/31/1994           $10,000                           $10,000
      9/30/1994            10,307                            10,381
      3/31/1995            10,801                            11,282
      9/30/1995            12,925                            13,087
      3/31/1996            13,721                            14,350
      9/30/1996            14,470                            15,299
      3/31/1997            14,686                            16,755
      9/30/1997            17,815                            20,578
      3/31/1998            20,001                            23,717
      9/30/1998            18,547                            22,563
      3/31/1999            21,798                            27,688
      9/30/1999            21,245                            27,755
      3/31/2000            23,591                            32,065
      9/30/2000            24,840                            31,205
      3/31/2001            21,070                            26,382
      9/30/2001            18,673                            24,433
      3/31/2002            20,618                            26,620
      9/30/2002            15,833                            20,724
      3/31/2003            16,113                            21,687
      9/30/2003            18,743                            24,926
      3/31/2004            20,666                            27,875


This graph depicts the performance of The Brown Capital Management Balanced Fund (the "Fund") versus a combined index of 75% S&P 500 Total Return Index and 25% Lehman Government/Corporate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

              ----------------- ---------------- ----------------
                    One Year        Five Years      Ten Years
              ----------------- ---------------- ----------------
                     28.26 %          (1.06)%         7.53 %
              ----------------- ---------------- ----------------



>> The graph assumes an initial $10,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $20,666 - a cumulative total investment return of 106.66% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in a combined index of 75% S&P Total Return Index and 25% Lehman Government/Corporate Bond Index would have grown to $27,875 - a cumulative total investment return of 178.75% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 75.11%

Aerospace / Defense - 1.07%
     Lockheed Martin Corporation .............................................                      3,120               $   142,397
                                                                                                                        -----------

Automobiles & Components - 0.66%
     Harley-Davidson, Inc. ...................................................                      1,660                    88,544
                                                                                                                        -----------

Banks - 1.02%
     Wells Fargo & Company ...................................................                      2,410                   136,575
                                                                                                                        -----------

Business Services - 1.26%
  (a)Fiserv, Inc. ............................................................                      4,700                   168,119
                                                                                                                        -----------

Capital Goods & Services - 2.72%
     Illinois Tool Works Inc. ................................................                      2,075                   164,402
     Tyco International Ltd. .................................................                      6,900                   197,685
                                                                                                                        -----------
                                                                                                                            362,087
                                                                                                                        -----------
Chemicals - 0.57%
     Airgas, Inc. ............................................................                      3,580                    76,254
                                                                                                                        -----------

Distribution / Wholesale - 0.99%
     Fastenal Company ........................................................                      2,458                   131,970
                                                                                                                        -----------

Diversified Financials - 10.83%
     American Express Company ................................................                      3,300                   171,105
     Citigroup Inc. ..........................................................                      6,396                   330,673
     Legg Mason Inc. .........................................................                      1,790                   166,076
     Merrill Lynch & Company, Inc. ...........................................                      4,290                   255,512
     SLM Corporation .........................................................                      2,695                   112,786
     T. Rowe Price Group Inc. ................................................                      2,095                   112,774
     The Charles Schwab Corporation ..........................................                     10,110                   117,377
     The Goldman Sachs Group, Inc. ...........................................                      1,700                   177,395
                                                                                                                        -----------
                                                                                                                          1,443,698
                                                                                                                        -----------
Educational Services - 1.33%
  (a)Apollo Group, Inc. ......................................................                      1,400                   120,554
  (a)Career Education Corporation ............................................                      1,000                    56,640
                                                                                                                        -----------
                                                                                                                            177,194
                                                                                                                        -----------
Energy - 1.67%
  (a)Pioneer Natural Resources Company .......................................                      3,310                   106,913
  (a)Smith International, Inc. ...............................................                      2,170                   116,117
                                                                                                                        -----------
                                                                                                                            223,030
                                                                                                                        -----------
Food Distribution - 0.79%
     Sysco Corporation .......................................................                      2,680                   104,654
                                                                                                                        -----------

                                                                                                                      (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Health Care Equipment & Services - 6.56%
     Biomet, Inc. ............................................................                      3,630                $  139,247
  (a)Boston Scientific Corporation ...........................................                      2,320                    98,322
     HCA Inc. ................................................................                      3,580                   145,420
     Health Management Associates, Inc. ......................................                      8,650                   200,766
     Omnicare, Inc. ..........................................................                      1,100                    48,763
     Stryker Corporation .....................................................                      1,260                   111,548
  (a)Zimmer Holdings, Inc. ...................................................                      1,782                   131,476
                                                                                                                        -----------
                                                                                                                            875,542
                                                                                                                        -----------
Hotels Restaurants & Leisure - 3.02%
     Carnival Corporation ....................................................                      7,400                   332,334
     Royal Caribbean Cruises Ltd. ............................................                      1,600                    70,560
                                                                                                                        -----------
                                                                                                                            402,894
                                                                                                                        -----------
Insurance - 3.09%
     American International Group, Inc. ......................................                      4,210                   300,383
     Chubb Corporation .......................................................                      1,610                   111,959
                                                                                                                        -----------
                                                                                                                            412,342
                                                                                                                        -----------
Media - 1.56%
     Viacom Inc. .............................................................                      5,300                   207,813
                                                                                                                        -----------

Pharmaceuticals & Biotechnology - 6.49%
  (a)Amgen, Inc. .............................................................                      2,260                   131,464
  (a)Chiron Corporation ......................................................                      1,970                    86,700
     Eli Lilly & Company .....................................................                      1,700                   113,730
  (a)Forest Laboratories, Inc. ...............................................                      1,800                   128,916
  (a)King Pharmaceuticals, Inc. ..............................................                      4,550                    76,622
     Pfizer, Inc. ............................................................                      9,360                   328,068
                                                                                                                        -----------
                                                                                                                            865,500
                                                                                                                        -----------
Retailing - 11.75%
  (a)Bed Bath & Beyond Inc. ..................................................                         10                       418
  (a)Costco Wholesale Corporation ............................................                      3,950                   148,362
  (a)Kohl's Corporation ......................................................                      3,420                   165,289
     Lowe's Companies, Inc. ..................................................                      4,370                   245,288
  (a)Staples, Inc. ...........................................................                      3,800                    96,482
     The Home Depot, Inc. ....................................................                      8,210                   306,725
     The TJX Companies, Inc. .................................................                     13,560                   333,034
     Tiffany & Co. ...........................................................                      2,370                    90,463
     Wal-Mart Stores, Inc. ...................................................                      3,030                   180,861
                                                                                                                        -----------
                                                                                                                          1,566,922
                                                                                                                        -----------




                                                                                                                         (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Software & Services - 5.33%
  (a)eBay Inc. ...................................................................                  1,500                $  103,995
  (a)Electronic Arts Inc. ........................................................                  2,100                   113,316
     First Data Corporation ......................................................                  4,000                   168,640
     Microsoft Corporation .......................................................                 13,020                   325,109
                                                                                                                        -----------
                                                                                                                            711,060
                                                                                                                        -----------
Technology Hardware & Equipment - 14.40%
  (a)Altera Corporation ..........................................................                  5,080                   103,886
     Analog Devices, Inc. ........................................................                  4,110                   197,321
  (a)Applied Materials, Inc. .....................................................                  4,110                    87,872
  (a)Cisco Systems, Inc. .........................................................                 15,340                   360,797
  (a)Dell Computer Corporation ...................................................                  3,630                   122,041
  (a)EMC Corporation .............................................................                  6,870                    93,501
  (a)Flextronics International, Ltd. .............................................                  5,300                    91,266
     Intel Corporation ...........................................................                  9,010                   245,072
     International Business Machines Corporation .................................                  2,230                   204,803
  (a)Jabil Circuit, Inc. .........................................................                  4,110                   120,957
     Texas Instruments, Inc. .....................................................                  5,980                   174,735
  (a)Xilinx, Inc. ................................................................                  3,120                   118,560
                                                                                                                        -----------
                                                                                                                          1,920,811
                                                                                                                        -----------

     Total Common Stocks (Cost $8,260,961) ..............................................................                10,017,406
                                                                                                                        -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity
                                                                 Principal           Rate               Date
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.18%

      United States Treasury Note ...........................      $100,000          7.500%            02/15/05             105,531
      United States Treasury Note ...........................        20,000          8.000%            11/15/21              28,077
      United States Treasury Note ...........................        20,000          6.250%            08/15/23              23,781
      Federal Home Loan Bank ................................       100,000          5.330%            05/05/04             100,399
      Freddie Mac ...........................................       155,000          5.950%            01/19/06             166,601
                                                                                                                        -----------

           Total U.S. Government Obligations (Cost $396,504) ..................................................             424,389
                                                                                                                        -----------









                                                                                                                        (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity             Value
                                                                 Principal           Rate               Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 15.51%

      Bank of America Corporation ...........................    $   15,000          6.875%            02/15/05          $   15,671
      Boston Edison Company .................................        60,000          7.800%            05/15/10              72,956
      Chase Manhattan Corporation ...........................        45,000          6.500%            08/01/05              47,882
      Coca-Cola Co. .........................................       200,000          5.750%            03/15/11             223,247
      Dow Chemical ..........................................       170,000          7.375%            11/01/29             197,877
      Dow Chemical Capital Debentures .......................        15,000          9.200%            06/01/10              18,907
      El Paso Energy ........................................       200,000          6.950%            12/15/07             182,000
      Enron Corporation .....................................       200,000          7.625%            09/10/04              47,000
      Ford Motor Company ....................................       170,000          6.375%            02/01/29             151,362
      ITT Corporation .......................................        95,000          7.375%            11/15/15             102,600
      Nalco Chemical ........................................        50,000          6.250%            05/15/08              53,811
      Pharmacia Corporation .................................        95,000          6.210%            02/05/08             104,367
      Procter & Gamble ......................................       100,000          6.600%            12/15/04             103,763
      R.J. Reynolds Tobacco Holdings, Inc. ..................        30,000          8.750%            04/15/04              29,991
      Safeway, Inc. .........................................       170,000          6.150%            03/01/06             182,295
      Sears Roebuck Acceptance ..............................       170,000          7.000%            02/01/11             193,281
      Time Warner Inc. ......................................        35,000          9.150%            02/01/23              45,915
      U.S.F. & G. Corporation ...............................        90,000          7.125%            06/01/05              95,088
      Wachovia Corp. ........................................       100,000          7.450%            07/15/05             107,229
      Wal-Mart Stores, Inc. .................................        80,000          8.070%            12/21/12              93,873
                                                                                                                        -----------

           Total Corporate Obligations (Cost $2,081,571) .......................................................          2,069,115
                                                                                                                        -----------
                                                                                                  Shares
                                                                                               -------------

INVESTMENT COMPANIES - 6.00%

      Evergreen Institutional Treasury Money Market Fund Class I #497 ................             194,918                  194,918
      Evergreen Institutional Money Market Fund Class I #495 .........................             605,212                  605,212
                                                                                                                        -----------

           Total Investment Companies (Cost $800,130) .....................................................                 800,130
                                                                                                                        -----------

Total Value of Investments (Cost $11,539,166 (b)) ....................................               99.80 %            $13,311,040
Other Assets Less Liabilities ........................................................                0.20 %                 26,242
                                                                                                                        -----------
      Net Assets .....................................................................              100.00 %            $13,337,282
                                                                                                  ========              ===========

      (a)  Non-income producing investment
      (b)  Aggregate cost for federal income tax purposes is $11,547,629. Unrealized appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation .......................................................................              $ 2,193,107
           Unrealized depreciation .......................................................................                (429,696)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $ 1,763,411
                                                                                                                        ===========

See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $11,539,166) ........................................................                 $13,311,040
      Cash ............................................................................................                         669
      Income receivable ...............................................................................                      43,258
      Receivable for fund shares sold .................................................................                       2,805
      Other asset .....................................................................................                       3,796
                                                                                                                        -----------

           Total assets ...............................................................................                  13,361,568
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      24,286
                                                                                                                        -----------

NET ASSETS
      (applicable to 894,692 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $13,337,282
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
PER INSTITUTIONAL CLASS SHARE
      ($13,337,282 / 894,692 shares) ..................................................................                 $     14.91
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $13,903,702
      Undistributed net investment income .............................................................                         671
      Accumulated net realized loss on investments ....................................................                  (2,338,965)
      Net unrealized appreciation on investments ......................................................                   1,771,874
                                                                                                                        -----------
                                                                                                                        $13,337,282
                                                                                                                        ===========





















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $   155,770
           Dividends ....................................................................................                    75,419
                                                                                                                        -----------

               Total income .............................................................................                   231,189
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    78,615
           Fund administration fees (note 2) ............................................................                    21,166
           Custody fees (note 2) ........................................................................                     5,179
           Registration and filing administration fees (note 2) .........................................                     3,963
           Fund accounting fees (note 2) ................................................................                    28,210
           Audit and tax preparation fees ...............................................................                    14,275
           Legal fees ...................................................................................                     8,602
           Securities pricing fees ......................................................................                     8,937
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Other accounting fees (note 2) ...............................................................                     2,834
           Shareholder servicing expenses ...............................................................                     2,129
           Registration and filing expenses .............................................................                    10,307
           Printing expenses ............................................................................                       434
           Trustee fees and meeting expenses ............................................................                     4,557
           Other operating expenses .....................................................................                     5,141
                                                                                                                        -----------

               Total expenses ...........................................................................                   212,349

                    Less investment advisory fees waived (note 2) .......................................                   (67,203)
                                                                                                                        -----------

               Net expenses .............................................................................                   145,146
                                                                                                                        -----------

                    Net investment income ...............................................................                    86,043
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    74,862
      Change in unrealized appreciation (depreciation) on investments ...................................                 2,746,204
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 2,821,066
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 2,907,109
                                                                                                                        ===========






See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           2004             2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment income .........................................................               $     86,043     $   102,268
         Net realized gain (loss) from investment transactions .........................                     74,862      (1,620,302)
         Change in unrealized appreciation (depreciation) on investments ...............                  2,746,204      (1,459,914)
                                                                                                       ------------     -----------

              Net increase (decrease) in net assets resulting from operations ..........                  2,907,109      (2,977,948)
                                                                                                       ------------     -----------

     Distributions to shareholders from
         Net investment income .........................................................                    (87,876)        (99,764)
                                                                                                       ------------     -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)                   (170,315)        185,614
                                                                                                       ------------     -----------

                     Total increase (decrease) in net assets ...........................                  2,648,918      (2,892,098)

NET ASSETS

     Beginning of year .................................................................                 10,688,364      13,580,462
                                                                                                       ------------     -----------

     End of year  (including undistributed net investment income........................                $13,337,282     $10,688,364
                      of $671 in 2004 and $2,504 in 2003)                                               ===========     ===========


(a) A summary of capital share activity follows:

                                                        ----------------------------------------------------------------------------
                                                                             2004                                 2003

                                                                  Shares              Value              Shares             Value
                                                        ----------------------------------------------------------------------------
Shares sold ............................................           117,871        $ 1,640,518             51,869        $   662,110

Shares issued for reinvestment of distributions ........             6,164             86,458              8,020             97,403
                                                               -----------        -----------        -----------        -----------

                                                                   124,035          1,726,976             59,889            759,513

Shares redeemed ........................................          (142,278)        (1,897,291)           (45,224)          (573,899)
                                                               -----------        -----------        -----------        -----------

     Net (decrease) increase ...........................           (18,243)       $  (170,315)            14,665        $   185,614
                                                               ===========        ===========        ===========        ===========







See accompanying notes to financial statements



                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                             For the Years ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                   2004         2003         2002           2001        2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..........................  $      11.71  $     15.12   $     15.61   $     18.20   $     17.78

  Income (loss) from investment operations
       Net investment income ................................         0.10          0.11          0.15          0.16          0.10
       Net realized and unrealized gain (loss) on investments         3.20         (3.41)        (0.49)        (2.04)         1.34
                                                               -----------   -----------   -----------   -----------   -----------

          Total from investment operations .................          3.30         (3.30)        (0.34)        (1.88)         1.44
                                                               -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net investment income ................................        (0.10)        (0.11)        (0.15)        (0.16)        (0.10)
       Net realized gain from investment transactions .......         0.00          0.00         (0.00)        (0.55)        (0.92)
                                                               -----------   -----------   -----------   -----------   -----------

          Total distributions ..............................         (0.10)        (0.11)        (0.15)        (0.71)        (1.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ...............................   $     14.91   $     11.71   $     15.12   $     15.61   $     18.20
                                                               ===========   ===========   ===========   ===========   ===========


Total return ...............................................         28.26 %      (21.85)%       (2.15)%      (10.69)%        8.22 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ..............................   $13,337,282   $10,688,364   $13,580,462   $13,398,525   $14,278,472
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.76 %        1.83 %        1.71 %        1.54 %        1.59 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees ........     0.16 %        0.26 %        0.48 %        0.59 %        0.21 %
           After expense reimbursements and waived fees .........     0.71 %        0.89 %        0.99 %        0.92 %        0.60 %

      Portfolio turnover rate ...................................    25.56 %       44.22 %       27.95 %       46.05 %       45.01 %

See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,330,502, of which $466,335 expires in the year 2010, $1,820,238 expires in the year 2011, and $43,929 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $67,203 ($0.08 per share) for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.





                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,920,717 and $3,424,924, respectively, for the year ended March 31, 2004.


































                                                                    (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       21

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served             During Past 5 Years            Trustee               Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       22

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Balanced Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Balanced Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Balanced Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

                   (This page was intentionally left blank.)

Equity Fund

Performance

Your Equity Fund performed well in the Fund's fiscal year returning 36.1%, outperforming both the broad market, as measured by the S&P 500 by 1.0% (Data via Russell: one year performance as of 3/31/04 of 35.1%) and the stylized growth benchmark, as measured by the Russell 1000 Growth by 4.0% (Data via
Russell: one year performance as of 3/31/04 of 32.2%). The Fund also outpaced its industry peers as measured by the Morningstar Large Growth Category by 4.3% (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 31.8%).

Your Equity Fund trailed its Lipper peer group,  Multi-Cap Core (Data via Lipper
Inc: one year performance as of 3/31/04 of 39.2%), since, for this rating agency, your Fund is compared to products that "diversify their capitalization" as part of their strategy. The Multi-Cap category is defined as "a fund that, by portfolio practice, invests in a variety of market capitalization ranges, without concentrating 75% of its assets in any one market capitalization range over time" (Definition via Lipper: Defined Methodology for Lipper Inc.'s New Diversified Equity Classification Structure, February 1, 2000). We may hold, per our mandate, up to 30% of the portfolio in medium sized companies. Brown Capital Management, historically, built a track record in large capitalization portfolios including fast growing "mid-cap" companies that we believed would soon become "large-caps." It is worth mentioning that our investment in medium sized companies is typically modest and fails to impact portfolio characteristics that are, decidedly, large cap.

We are experiencing quite a performance turnaround in your Fund. Many long-term investors may remember that in 1999, the Equity Fund ranked in the 98th percentile when compared to Morningstar's Large Growth Category (Data via Morningstar Principia Pro as of 3/31/04). Four years and one quarter later, the Fund has fallen below the second quartile only once, on a calendar year basis, within its Morningstar peer group and boasts very competitive peer group performance as of the Fund's fiscal year end: one year - 21st percentile, three years - 49th percentile and five years - 36th percentile (Data via Morningstar Principia Pro as of 3/31/04). This is quite a feat considering: 1) where the Fund was in 1999, 2) how few active managers are capable of competing consistently within the peer group and 3) the shrinking number of active managers that are in a position, annually, to outpace the broad market index.

Benchmark/Peer Group Insights

The broad market, as measured by the S&P 500, experienced strong performance for calendar year 2003 (Data via Russell: one year performance as of 12/31/03 of 28.7%) which continued into the first quarter of 2004 (Data via Russell: one year performance as of 3/31/04 of 35.1%), the Fund's fiscal year end. Stylized benchmarks as measured by the Russell 1000 Value and Growth returned 40.8% and 32.2%, respectively (Data via Russell: as of 3/31/04), displaying value stocks continued strength compared to growth stocks.

Mutual fund managers, as measured by Morningstar and Lipper, both popular fund rating agencies, particularly in the large cap arena struggle to outpace both broad market and stylized indices, making "indexing" an increasingly popular choice for investors. Morningstar's Large Blend Category and Lipper's Large Cap Core trailed the broad market by 1.3% (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 33.8%) and 3.9% (Data via Lipper, Inc.: one year performance as of 3/31/04 of 31.2%), respectively. Morningstar and Lipper's large cap growth (Data via Morningstar: Large Growth Category average one year performance as of 3/31/04 of 31.8% and Data via Lipper: Lipper Large Cap Growth average one year performance as of 3/31/04 of 29.2%) and value (Data via

Morningstar: Large Value Category average one year performance as of 3/31/04 of 38.5% and Data via Lipper: Lipper Large Cap Value average one year performance as of 3/31/04 of 38.9%) peer groups failed to outperform their respective stylized indices, the Russell 1000 Growth and Russell 1000 Value. Value managers did outperform the broad market three of the last four years making value funds more attractive to large cap investors (Data via Morningstar: Large Value
Category as of 3/31/04). Given the significant period of outperformance experienced by value stocks, within a strengthening economy, we expect the prospects for growth stocks to improve.

Portfolio Review

Consistent with that objective, your Fund continues to deliver solid performance among its peers and for the first time in recent years, outperformed the broad market index, a feat we seek to replicate going forward. The Fund's impressive rebound from 1999, mentioned above, is the result of fundamental research, solid stock selection and thoughtful sector allocation. The team managing your Fund seeks to identify growth stocks at attractive valuations. Last year's outperformance was a result of, primarily, stock selection and, secondarily, sector allocation. This outcome is more impressive given the strength of value over growth stocks last year. Your Fund invested in eight of the ten S&P 500 sectors and outperformed the benchmark through stock selection in five of those eight areas. While your Fund was overweight in sectors typical of a growth manager: Information Technology, Consumer Discretionary, Healthcare and Financials, sector allocation only contributed modestly to the overall return for the fiscal year. Leading contributors to performance were Cisco Systems (2.2%), Carnival Corporation (2.0%), Merrill Lynch (1.7%) and Citigroup (1.7%).

As growth managers competing against a broad market benchmark, there will always be the chance, as seen in recent years, that value stocks drive the index minimizing the opportunity for growth stocks to show favorably. We understand this is a disadvantage as a growth manager, but firmly believe that our commitment  to a Growth  at a  Reasonable  Price  (GARP)  approach  focusing  on fundamental, bottom-up research to unearth drivers of growth and company-specific risk premiums to appreciate individual company valuation help us reach thoughtful long-term decisions that ultimately produce superior long-term performance.

Outlook

Overall, we are quite optimistic about the economy and the environment for the Fund. Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible returns of last year will be repeated in 2004, but we do expect the possibility of solid equity market gains of 8-10%.

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                           The Brown Capital                S&P 500 Total
                        Management Equity Fund               Return Index
--------------------------------------------------------------------------------

3/31/1994                       $10,000                       $10,000
9/30/1994                        10,301                        10,533
3/31/1995                        10,890                        11,557
9/30/1995                        13,227                        13,666
3/31/1996                        14,184                        15,267
9/30/1996                        15,135                        16,445
3/31/1997                        15,448                        18,294
9/30/1997                        19,494                        23,096
3/31/1998                        22,350                        27,074
9/30/1998                        19,836                        25,186
3/31/1999                        24,437                        32,072
9/30/1999                        23,722                        32,189
3/31/2000                        27,714                        37,826
9/30/2000                        29,500                        36,464
3/31/2001                        23,043                        29,627
9/30/2001                        19,045                        26,757
3/31/2002                        22,127                        29,698
9/30/2002                        15,226                        21,276
3/31/2003                        15,400                        22,344
9/30/2003                        18,570                        26,466
3/31/2004                        20,967                        30,192




This graph depicts the performance of The Brown Capital Management Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.



                          Average Annual Total Returns

              ----------------- ---------------- -----------------
                  One Year         Five Years       Ten Years
              ----------------- ---------------- -----------------
                   36.14 %           (3.02)%           7.68 %
              ----------------- ---------------- -----------------




>> The graph assumes an initial $10,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $20,967 - a cumulative total investment return of 109.67% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $30,192 - a cumulative total investment return of 201.92% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.50%

Aerospace / Defense - 1.45%
     Lockheed Martin Corporation .............................................                      4,400               $   200,816
                                                                                                                        -----------
Automobile & Components - 0.85%
     Harley-Davidson, Inc. ...................................................                      2,200                   117,348
                                                                                                                        -----------

Banks - 1.31%
     Wells Fargo & Company ...................................................                      3,200                   181,344
                                                                                                                        -----------

Business Services - 1.72%
  (a)Fiserv, Inc. ............................................................                      6,650                   237,870
                                                                                                                        -----------

Capital Goods & Services - 4.32%
     Illinois Tool Works Inc. ................................................                      4,100                   324,843
     Tyco International Ltd. .................................................                      9,500                   272,175
                                                                                                                        -----------
                                                                                                                            597,018
                                                                                                                        -----------
Chemicals - 0.75%
     Airgas Inc. .............................................................                      4,900                   104,370
                                                                                                                        -----------

Distribution / Wholesale - 1.33%
     Fastenal Company ........................................................                      3,414                   183,298
                                                                                                                        -----------

Diversified Financials - 15.11%
     American Express Company ................................................                      4,000                   207,400
     Citigroup Inc ...........................................................                      9,000                   465,300
     Legg Mason, Inc. ........................................................                      2,900                   269,062
     Merrill Lynch & Company, Inc. ...........................................                      7,000                   416,920
     SLM Corporation .........................................................                      3,600                   150,660
     T. Rowe Price Group Inc. ................................................                      3,000                   161,490
     The Charles Schwab Corporation ..........................................                     13,700                   159,057
     The Goldman Sachs Group, Inc. ...........................................                      2,500                   260,875
                                                                                                                        -----------
                                                                                                                          2,090,764
                                                                                                                        -----------
Educational Services - 1.75%
  (a)Apollo Group, Inc. ......................................................                      1,900                   163,609
  (a)Career Education Corporation ............................................                      1,400                    79,296
                                                                                                                        -----------
                                                                                                                            242,905
                                                                                                                        -----------
Energy - 2.20%
     Pioneer Natural Resources Company .......................................                      4,600                   148,580
  (a)Smith International, Inc. ...............................................                      2,900                   155,179
                                                                                                                        -----------
                                                                                                                            303,759
                                                                                                                        -----------



                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Food Distribution - 1.04%
     Sysco Corporation .......................................................                      3,700               $   144,485
                                                                                                                        -----------

Health Care Equipment & Services - 8.89%
     Biomet, Inc. ............................................................                      4,700                   180,292
  (a)Boston Scientific Corporation ...........................................                      3,300                   139,854
     HCA Inc. ................................................................                      5,000                   203,100
     Health Management Associates, Inc. ......................................                     13,500                   313,335
     Omnicare, Inc. ..........................................................                      1,600                    70,928
     Stryker Corporation .....................................................                      1,600                   141,648
  (a)Zimmer Holdings, Inc. ...................................................                      2,452                   180,908
                                                                                                                        -----------
                                                                                                                          1,230,065
                                                                                                                        -----------
Hotels, Restaurants & Leisure - 3.35%
     Carnival Corporation ....................................................                     10,320                   463,471
                                                                                                                        -----------

Insurance - 3.89%
     American International Group, Inc. ......................................                      5,400                   385,290
     Chubb Corporation .......................................................                      2,200                   152,988
                                                                                                                        -----------
                                                                                                                            538,278
                                                                                                                        -----------
Media - 2.07%
     Viacom Inc. .............................................................                      7,300                   286,233
                                                                                                                        -----------

Pharmaceuticals & Biotechnology - 8.24%
  (a)Amgen Inc. ..............................................................                      2,800                   162,876
  (a)Chiron Corporatin .......................................................                      2,700                   118,827
     Eli Lilly & Company .....................................................                      2,300                   153,870
  (a)Forest Laboratories, Inc. ...............................................                      2,400                   171,888
  (a)King Pharmaceuticals, Inc. ..............................................                      6,200                   104,408
     Pfizer Inc. .............................................................                     12,200                   427,610
                                                                                                                        -----------
                                                                                                                          1,139,479
                                                                                                                        -----------
Retailing - 14.53%
  (a)Costco Wholesale Corporation ............................................                      5,400                   202,824
  (a)Kohl's Corporation ......................................................                      4,600                   222,318
     Lowe's Companies, Inc. ..................................................                      6,000                   336,780
  (a)Staples, Inc. ...........................................................                      5,000                   126,950
     The Home Depot, Inc. ....................................................                     11,000                   410,960
     The TJX Companies, Inc. .................................................                     13,800                   338,928
     Tiffany & Co. ...........................................................                      3,300                   125,961
     Wal-Mart Stores, Inc. ...................................................                      4,100                   244,729
                                                                                                                        -----------
                                                                                                                          2,009,450
                                                                                                                        -----------




                                                                                                                         (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software & Services - 7.35%
        (a)eBay Inc. ..............................................................                  2,200              $   152,526
        (a)Electronic Arts, Inc. ..................................................                  2,800                  151,088
           First Data Corporation .................................................                  5,300                  223,448
           Microsoft Corporation ..................................................                 19,600                  489,412
                                                                                                                        -----------
                                                                                                                          1,016,474
                                                                                                                        -----------
      Technology Hardware & Equipment - 18.35%
        (a)Altera Corporation .....................................................                  7,100                  145,195
           Analog Devices, Inc. ...................................................                  4,200                  201,642
        (a)Applied Materials, Inc. ................................................                  5,500                  117,590
        (a)Cisco Systems, Inc. ....................................................                 21,200                  498,624
        (a)Dell Computer Corporation ..............................................                  3,700                  124,394
        (a)EMC Corporation ........................................................                  9,500                  129,295
        (a)Flextronics International, Ltd. ........................................                  7,300                  125,706
           Intel Corporation ......................................................                 12,300                  334,560
           International Business Machines Corporation ............................                  3,000                  275,520
        (a)Jabil Circuit, Inc. ....................................................                  6,200                  182,466
           Texas Instruments, Inc. ................................................                  8,200                  239,604
        (a)Xilinx, Inc. ...........................................................                  4,300                  163,400
                                                                                                                        -----------
                                                                                                                          2,537,996
                                                                                                                        -----------

           Total Common Stocks (Cost $11,291,315) ........................................................               13,625,423
                                                                                                                        -----------

INVESTMENT COMPANY - 1.64%

           Evergreen Select Money Market Fund Class I #495 ........................                226,306                  226,306
                                                                                                                        -----------
           (Cost $226,306)

Total Value of Investments (Cost $11,517,621 (b)) .................................                 100.14 %            $13,851,729
Liabilities In Excess of Other Assets .............................................                  (0.14)%                (18,731)
                                                                                                 ---------              -----------
      Net Assets ..................................................................                 100.00 %            $13,832,998
                                                                                                 =========              ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation........................................................................              $ 2,678,255
           Unrealized depreciation........................................................................                 (344,147)
                                                                                                                        -----------

                      Net unrealized appreciation.........................................................              $ 2,334,108
                                                                                                                        ============

See accompanying notes to financial statements



                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $11,517,621) ........................................................                 $13,851,729
      Income receivable ...............................................................................                       5,762
      Receivable for fund shares sold .................................................................                       1,514
      Other assets ....................................................................................                       1,237
                                                                                                                        -----------

           Total assets ...............................................................................                  13,860,242
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      27,244
                                                                                                                        -----------

NET ASSETS
      (applicable to 823,355 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $13,832,998
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
PER INSTITUTIONAL CLASS SHARE
      ($13,832,998 / 823,355 shares) ..................................................................                 $     16.80
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $14,507,886
      Accumulated net realized loss on investments ....................................................                  (3,008,996)
      Net unrealized appreciation on investments ......................................................                   2,334,108
                                                                                                                        -----------
                                                                                                                        $13,832,998
                                                                                                                        ===========























See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    98,813
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    82,116
           Fund administration fees (note 2) ............................................................                    22,108
           Custody fees (note 2) ........................................................................                     5,361
           Registration and filing administration fees (note 2) .........................................                     4,707
           Fund accounting fees (note 2) ................................................................                    28,263
           Audit and tax preparation fees ...............................................................                    14,825
           Legal fees ...................................................................................                     8,646
           Securities pricing fees ......................................................................                     5,565
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Other accounting fees (note 2) ...............................................................                     2,043
           Shareholder servicing expenses ...............................................................                     2,173
           Registration and filing expenses .............................................................                    13,178
           Printing expenses ............................................................................                       657
           Trustee fees and meeting expenses ............................................................                     4,557
           Other operating expenses .....................................................................                     5,292
                                                                                                                        -----------

               Total expenses ...........................................................................                   217,491

               Less:
                    Expense reimbursements (note 2) .....................................................                    (1,056)
                    Investment advisory fees waived (note 2) ............................................                   (64,832)
                                                                                                                        -----------

               Net expenses .............................................................................                   151,603
                                                                                                                        -----------

                    Net investment loss .................................................................                   (52,790)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    37,534
      Change in unrealized appreciation (depreciation) on investments ...................................                 3,702,083
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 3,739,617
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 3,686,827
                                                                                                                        ===========







See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2004               2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ...........................................................                 $  (52,790)    $   (45,151)
         Net realized gain (loss) from investment transactions .........................                     37,534      (2,161,964)
         Change in unrealized appreciation (depreciation) on investments ...............                  3,702,083      (2,236,933)
                                                                                                         -----------    -----------

              Net increase (decrease) in net assets resulting from operations ..........                  3,686,827      (4,444,048)
                                                                                                         -----------    -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)                     (85,945)       426,769
                                                                                                         -----------    -----------

                     Total increase (decrease) in net assets ...........................                  3,600,882      (4,017,279)

NET ASSETS

     Beginning of year .................................................................                  10,232,116     14,249,395
                                                                                                         -----------    -----------

     End of year .......................................................................                 $13,832,998    $10,232,116
                                                                                                         ===========    ===========


(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         2004                                   2003

                                                            Shares              Value              Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................              85,802          $ 1,385,454              168,007          $ 2,466,063

Shares redeemed ................................             (91,634)          (1,471,399)            (142,652)          (2,039,294)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...................              (5,832)         $   (85,945)              25,355          $   426,769
                                                         ===========          ===========          ===========          ===========












See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                                   For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                   2004         2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .........................   $     12.34   $     17.73   $     18.49   $     24.26   $     23.24

  Income (loss) from investment operations
       Net investment loss .................................         (0.06)        (0.05)        (0.07)        (0.07)        (0.09)
       Net realized and unrealized gain (loss) on investments         4.52         (5.34)        (0.66)        (3.67)         3.13
                                                               -----------   -----------   -----------   -----------   -----------

            Total from investment operations ...............          4.46         (5.39)        (0.73)        (3.74)         3.04
                                                               -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net realized gain from investment transactions .....           0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

           Total distributions ............................           0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..............................    $     16.80   $     12.34   $     17.73   $     18.49   $     24.26
                                                               ===========   ===========   ===========   ===========   ===========

Total return ..............................................          36.14 %      (30.40)%       (3.97)%      (16.85)%       13.41 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .............................    $13,832,998   $10,232,116   $14,249,395   $10,722,281   $10,394,193
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.72 %        1.89 %        1.75 %        1.75 %        1.75 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........    (0.94)%       (1.08)%       (1.01)%       (0.93)%       (0.95)%
           After expense reimbursements and waived fees .........    (0.42)%       (0.39)%       (0.46)%       (0.37)%       (0.40)%

      Portfolio turnover rate ...................................    25.70 %       65.96 %       34.62 %       57.18 %       52.09 %

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class Shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class Shares, was authorized. To date, only Institutional Class Shares have been issued by the Fund. The Institutional Class Shares are sold without a sales charge and bear no distribution and service fees. The Investor Class Shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $3,008,997, of which $511,916 expires in the year 2010, $2,062,915 expires in the year 2011, and $434,166 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment of $52,790 has been charged to paid-in capital and accumulated net investment loss has been credited $52,790, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $64,832 ($0.08 per share) and has reimbursed expenses in the amount of $1,056 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $3,185,109 and $3,270,659, respectively, for the year ended March 31, 2004.


































                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       39

                                     THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       40

                                     THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Equity Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

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                                       43

Small Company Fund

Performance

In 2002, the phrase that, in our opinion, epitomized our year was "the Sports Illustrated jinx." It refers to the underperformance that athletes and/or teams experience after appearing on the cover of this magazine. After delivering seven years of double-digit outperformance from 1995 through 2001, we slumped in 2002 delivering negative returns that trailed stylized "small cap" (Data via Russell: one year performance as measured by the Russell 2000 Growth as of 12/31/02 of -30.2%), peer group, as measured by Lipper Small Cap Growth and Morningstar's Small Growth Category, and broad market indices (Data via Russell: one year return as measured by the S&P 500 Index as of 12/31/02 of -22.1%). The great news is that for calendar year 2003 and the Fund's fiscal year end, March 31, 2004, we returned to our winning ways, again, delivering double-digit returns that exceeded 41.0% and 50.0%, respectively.

Despite very strong absolute performance, your Fund trailed the stylized "small cap" benchmark and peer group indices for calendar year 2003 and Fund's fiscal year end.

Benchmark/Peer Group Insights

Unlike the results noted in last year's annual fund report, small cap stock one year performance as measured by the "core" small capitalization stock index (Data via Russell: the Russell 2000 as of 3/31/04 of 68.8%) outperformed the broad market (Data via Russell: one year performance as measured by the S&P 500 as of 3/31/04 of 35.1%) by over 28.0%. The "stylized" small capitalization stock indices tracking small capitalization growth and value stocks as measured by the Russell 2000 Value and Russell 2000 Growth also performed well outpacing broad market returns. Small Cap value stocks (Data via Russell: one year performance as measured by the Russell 2000 Value as of 3/31/04 of 64.5%) outperformed small cap growth stocks (Data via Russell: one year Russell 2000 Growth return as of 3/31/04 of 63.2%) modestly for the year. Many suggest that the outperformance of small cap stocks over the broad market is a solid indicator that a strong economic recovery will persist.

While stylized and core Russell indices performed well, active small cap mutual fund managers failed to keep pace. According to Morningstar and Lipper, two of the industry's most popular rating agencies, small cap managers trailed both core and stylized indices. Morningstar's Small Blend Category and the Lipper Small Cap Core averages returned 59.4% (Data via Morningstar Principia Pro: as of 3/31/04) and 60.4% (Data via Lipper Inc.: as of 3/31/04), respectively, trailing the Russell 2000 Index for the Fund's fiscal year end. Morningstar's Small Value Category and Lipper's Small Cap Value averages trailed the stylized Russell 2000 Value benchmark returning 60.4% (Data via Morningstar Principia
Pro: as of 3/31/04) and 60.8% (Data via Lipper Inc.: as of 3/31/04), respectively. Importantly, as it pertains broadly to your Fund, often compared to other growth funds, Small Cap Growth managers, as measured by the Morningstar's Small Growth Category and the Lipper Small Cap Growth averages returned 50.9% (Data via Morningstar Principia Pro: as of 3/31/04) and 55.8% (Data via Lipper Inc.: as of 3/31/04), respectively. Consistent with the other peer groups, your Fund failed to outpace the stylized Russell 2000 Growth benchmark. This was an odd year for active managers in this area, especially small cap growth managers, who on average over the past ten calendar years ending December 31, 2003, outperformed the stylized Russell index seven out of the last ten years.

Portfolio Review

Judging by the aforementioned performance results, it is difficult to suggest that anything "went wrong" in the Fund's portfolio after a fiscal year that returned over 50%. For those of you who are true long-term investors and been with the Fund in both good and bad times, you are aware that, while we appreciate the need to compare the Fund to benchmarks and peer groups, we do not espouse managing the Fund to either. It is our belief that building a portfolio independent of these variables enables us to produce significant long-term outperformance. Managing to a benchmark, in our opinion, would minimize our ability to deliver considerable outperformance resulting in, at best, modest over and/or under performance over time. We understand that many investors in the Fund seek to achieve long-term savings goals: college education for children, retirement, etc. Rarely are these savings objectives achieved in one to three years. The true benefit of our approach is reflected in the performance periods measured over the last decade where the Fund outperforms the stylized Russell 2000 Growth Index (Data via Russell: ten year performance per annum of the Russell 2000 Growth as of 3/31/04 of 6.5%) by 7.6%, the Morningstar and Lipper Peer Groups by 4.5% (Data via Morningstar Principia Pro: ten year performance per annum of the Morningstar Small Growth Category average as of 3/31/04 of 9.6%) and 4.3% (Data via Lipper, Inc.: ten year performance per annum of the Lipper Small Cap Growth average as of 3/31/04 of 9.8%), respectively, per annum.

We believe last year was the start of a critical "reconnection" that will contribute favorably to long-term outperformance in your Fund. Historically, the Fund's heaviest weightings appear in three sectors (sectors we define, not those defined by benchmarks or peer groups), Medical/Health Care, Information/Knowledge Management and Business Services. These three sectors, at the end of the Fund's fiscal year, collectively represented over 69% of the companies in the portfolio. Your Fund often performs as these three sectors perform. While every sector contributed negatively last year, all sectors contributed positively this year, particularly the aforementioned sectors. Investors seemingly returned to the fundamentals of stocks last year as many of the companies in the portfolios with solid businesses benefited. Corporate spending began to increase and select companies in the portfolio that worked, in the recent past, to cut expenses were rewarded as earnings and/or profitability increased. Consistent with our approach, many companies that, for seemingly no fundamental reason, detracted from performance last year were leading contributors to performance this year. PDI Inc. (3.0%) and Manugistics Group, Inc. (2.3%) are examples of sound businesses that, we believe, are "exceptional small companies with the wherewithal to become exceptional large companies." After a difficult fiscal year with both of these companies last year, some would suggest that each should be sold out of the portfolio and revisited later.

We choose not to espouse such an approach as we do not believe that our strength is trading. Anyone evaluating our annual turnover will appreciate that we are investors, not traders. Declines in stock price, in our opinion, are not always evidence of poor company performance and may, after performing significant research and, often, meeting with management, decide to view arbitrary price declines as buying opportunities. This does not mean we do not continue to unearth new companies as we added Bruker Biosciences (0.6%), Concur Technologies (0.8%), Digital Theater Systems (0.1%) and Flir Systems (1.5%) to the portfolio last year.

Outlook

It is always difficult to predict the direction of your Fund given the nature of its volatility, which, we believe, is simply a residual of our investment style. Earlier we mentioned that a "reconnection" was beginning in the Fund, which should bode well for the future. We remain focused on company fundamentals
seeking   companies  with  durable  revenue   streams,   solid   management  and
profitability to sustain earnings growth. To the extent these companies are valued by the market your Fund should perform well.

We also recognize that intermediate term evaluation periods, namely three year performance will increasingly reflect the challenges of the past two years. Very strong periods of outperformance dating back to 2000 and 2001 will no longer be included when calculating three-year performance results. Increasingly, this performance period will reflect results from 2002 and 2003, both periods where the Fund trailed the stylized and peer group benchmarks. Importantly, the magnitude of underperformance, namely in 2002, is significant enough to make the rolling three year evaluation period very difficult for the foreseeable future.

Overall, we are quite optimistic about the economy and the environment for the Fund. Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible returns of last year will be repeated in 2004, but we do expect the possibility of solid equity market gains of 8-10%.

                          THE BROWN CAPITAL MANAGEMENT
                               SMALL COMPANY FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                 The Brown Capital Management   Russell 2000      Russell 2000
                     Small Company Fund            Index          Growth Index
--------------------------------------------------------------------------------


3/31/1994                 $10,000                 $10,000           $10,000
9/30/1994                   9,996                  10,202            10,245
3/31/1995                  11,708                  10,402            10,729
9/30/1995                  13,842                  12,469            13,135
3/31/1996                  15,572                  13,370            14,095
9/30/1996                  16,591                  14,103            14,791
3/31/1997                  15,815                  14,061            13,275
9/30/1997                  20,241                  18,750            18,245
3/31/1998                  22,433                  19,979            18,740
9/30/1998                  19,252                  15,207            13,714
3/31/1999                  21,027                  16,744            16,671
9/30/1999                  24,781                  18,116            18,189
3/31/2000                  37,606                  23,009            26,515
9/30/2000                  40,866                  22,394            23,585
3/31/2001                  33,359                  19,504            15,959
9/30/2001                  31,123                  17,677            13,541
3/31/2002                  41,941                  22,263            16,749
9/30/2002                  23,629                  16,037            11,082
3/31/2003                  24,755                  16,262            11,452
9/30/2003                  32,829                  21,891            15,706
3/31/2004                  37,355                  26,642            18,685




This graph depicts the performance of The Brown Capital Management Small Company Fund (the "Fund") versus the Russell 2000 Index and the Russell 2000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

               ----------------- ---------------- ----------------
                    One Year        Five Years        Ten Years
               ----------------- ---------------- ----------------
                     50.90 %          12.18 %          14.09 %
               ----------------- ---------------- ----------------

>> The graph assumes an initial $10,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $37,355 - a cumulative total investment return of 273.55% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in the Russell 2000 Index would have increased to $26,642 - a cumulative total investment return of 166.42%; and a similar investment in the Russell 2000 Growth Index would have increased to $18,685 - a cumulative total investment return of 86.85% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

>> Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Therefore, investments in the Fund may involve a greater degree of risk than investments in other mutual funds that seek capital growth by investing in larger, more established companies.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.08%

Business Services - 20.56%
     Acxiom Corporation ......................................................                     969,000             $ 21,279,240
(a)  Catalina Marketing Corporation ..........................................                     781,500               15,153,285
(a)  Concur Technologies Inc. ................................................                     518,900                5,811,680
     Fair Isaac Corporation ..................................................                     422,325               15,237,486
(a)  Macrovision Corporation .................................................                     651,045               12,161,521
(a)  PDI, Inc. ...............................................................                     893,900               22,606,731
(a)  ScanSoft, Inc. ..........................................................                   1,995,974               11,157,495
(a)  SPSS Inc. ...............................................................                     950,000               17,385,000
(a)  Transaction Systems Architects, Inc. ....................................                   1,496,500               34,629,010
                                                                                                                       ------------
                                                                                                                        155,421,448
                                                                                                                       ------------
Consumer Related - 6.98%
     American Italian Pasta Company ..........................................                     609,934               24,354,665
(a)  Digital Theater Systems Inc .............................................                      15,300                  392,139
(a)  Green Mountain Coffee Roasters, Inc. ....................................                     389,997                7,862,339
(a)  Panera Bread Company ....................................................                     261,600               10,181,472
(a)  The Cheesecake Factory Incorporated .....................................                     216,850               10,003,290
                                                                                                                       ------------
                                                                                                                         52,793,905
                                                                                                                       ------------
Industrial Products & Systems - 17.21%
(a)  ANSYS, Inc. .............................................................                     423,550               16,831,877
     Cognex Corporation ......................................................                     616,800               20,508,600
(a)  CUNO Incorporated .......................................................                     376,400               16,892,832
(a)  Dionex Corporation ......................................................                     401,000               21,172,800
(a)  FEI Company .............................................................                     627,600               13,713,060
(a)  FLIR Systems, Inc. ......................................................                     299,497               11,416,826
(a)  Symyx Technologies ......................................................                   1,030,947               29,526,322
                                                                                                                       ------------
                                                                                                                        130,062,317
                                                                                                                       ------------
Information / Knowledge Management - 19.15%
(a)  Advent Software, Inc ....................................................                     839,250               15,693,975
     American Software, Inc. .................................................                     150,300                1,007,010
(a)  Cerner Corporation ......................................................                      43,900                1,983,841
(a)  Concord Communications, Inc. ............................................                     576,200                8,303,042
(a)  Datastream Systems, Inc. ................................................                     438,500                3,139,660
(a)  Dendrite International, Inc. ............................................                   1,191,560               19,064,960
(a)  Manhattan Associates Inc. ...............................................                     788,900               21,931,420
(a)  Manugistics Group, Inc. .................................................                   2,492,715               17,075,098
(a)  Medialink Worldwide Incorporated ........................................                     193,800                  804,270
(a)  NetScout Systems, Inc. ..................................................                     939,600                7,225,524
(a)  QRS Corporation .........................................................                   1,003,850                5,661,714
(a)  RadiSys Corporation .....................................................                   1,117,400               23,353,660
(a)  The BISYS Group, Inc. ...................................................                     351,500                5,891,140
(a)  Tollgrade Communications, Inc. ..........................................                     804,100               12,833,436
(a)  Tripos, Inc. ............................................................                     148,900                  787,681
                                                                                                                       ------------
                                                                                                                        144,756,431
                                                                                                                       ------------

                                                                                                             (Continued)


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)


Medical / Healthcare - 21.40%
(a)  Affymetrix, Inc. ....................................................                         832,200             $ 28,086,750
(a)  Bruker BioSciences Corp .............................................                         837,500                4,195,875
     Diagnostic Products Corporation .....................................                         402,200               17,415,260
(a)  Gene Logic Inc. .....................................................                       1,760,100                8,888,505
(a)  Human Genome Sciences, Inc. .........................................                       1,117,200               13,998,516
(a)  Incyte Corporation ..................................................                       1,140,900                9,480,879
(a)  Molecular Devices Corporation .......................................                       1,113,350               20,975,514
(a)  Pharmacopeia, Inc. ..................................................                         931,553               18,742,846
(a)  Specialty Laboratories, Inc. ........................................                       1,712,442               18,494,374
(a)  Techne Corporation ..................................................                         485,350               19,807,133
(a)  Ventana Medical Systems, Inc. .......................................                          40,200                1,646,592
                                                                                                                       ------------
                                                                                                                        161,732,244
                                                                                                                       ------------
Pharmaceuticals - 7.78%
(a)  aaiPharma Inc. ......................................................                         803,911                5,329,930
(a)  Albany Molecular Research, Inc. .....................................                       1,633,950               25,963,465
(a)  Kendle International Inc. ...........................................                         163,500                1,464,960
(a)  King Pharmaceuticals, Inc. ..........................................                         617,190               10,393,480
     Medicis Pharmaceutical Corp. ........................................                         391,800               15,672,000
                                                                                                                       ------------
                                                                                                                         58,823,835
                                                                                                                       ------------

      Total Common Stocks (Cost $629,550,324) ............................................................              703,590,180
                                                                                                                       ------------

INVESTMENT COMPANIES - 6.38%

           Evergreen Inst Treas Money Market Fund ..............................                14,336,085               14,336,085
           Evergreen Select Money Market Fund ..................................                33,881,339               33,881,339
                                                                                                                       ------------

      Total Investment Companies (Cost $48,217,424) ......................................................               48,217,424
                                                                                                                       ------------


Total Value of Investments (Cost $677,767,748 (b)) .............................                     99.46 %           $751,807,604
Other Assets Less Liabilities ..................................................                      0.54 %              4,085,154
                                                                                                ----------             ------------
      Net Assets ...............................................................                    100.00 %           $755,892,758
                                                                                                ==========             ============

      (a)  Non-income producing investment.
      (b)  Aggregate  cost for  federal  income tax  purposes  is  $677,975,037.
           Unrealized appreciation / (depreciation) of investments for federal income tax purposes is as follows:


Unrealized appreciation ..................................................................................             $143,789,389
Unrealized depreciation ..................................................................................              (69,956,822)
                                                                                                                       ------------

           Net unrealized appreciation ...................................................................             $ 73,832,567
                                                                                                                       ============

See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUN

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $677,767,748) ......................................................                 $751,807,604
      Income receivable ..............................................................................                      172,461
      Receivable for fund shares sold ................................................................                    5,047,428
      Other assets ...................................................................................                        2,787
                                                                                                                       ------------

           Total assets ..............................................................................                  757,030,280
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       55,086
      Payable for investment purchases ...............................................................                      386,982
      Payable for fund shares redeemed ...............................................................                      659,943
      Other liabilities ..............................................................................                       35,511
                                                                                                                       ------------

           Total liabilities .........................................................................                    1,137,522
                                                                                                                       ------------

NET ASSETS
      (applicable to 25,018,243 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                 $755,892,758
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($755,892,758 / 25,018,243 shares) .............................................................                 $      30.21
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $687,871,501
      Accumulated net realized loss on investments ...................................................                   (6,018,599)
      Net unrealized appreciation on investments .....................................................                   74,039,856
                                                                                                                       ------------
                                                                                                                       $755,892,758
                                                                                                                       ============


















See accompanying notes to financial statements



                                        THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                    STATEMENT OF OPERATIONS

                                                   Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ....................................................................................               $     29,278
           Dividends ...................................................................................                    921,419
                                                                                                                       ------------

               Total income ............................................................................                    950,697
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  6,216,958
           Fund administration fees (note 2) ...........................................................                    696,696
           Custody fees (note 2) .......................................................................                    128,837
           Registration and filing administration fees (note 2) ........................................                      8,152
           Fund accounting fees (note 2) ...............................................................                     89,170
           Audit and tax preparation fees ..............................................................                     14,275
           Legal fees ..................................................................................                     10,764
           Securities pricing fees .....................................................................                      4,606
           Shareholder recordkeeping fees (note 2) .....................................................                     34,804
           Shareholder servicing expenses ..............................................................                     23,283
           Registration and filing expenses ............................................................                     50,840
           Printing expenses ...........................................................................                     10,512
           Trustee fees and meeting expenses ...........................................................                      4,757
           Other operating expenses ....................................................................                     66,742
                                                                                                                       ------------

               Total expenses ..........................................................................                  7,360,396
                                                                                                                       ------------

                    Net investment loss ................................................................                 (6,409,699)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                  2,018,263
      Change in unrealized appreciation (depreciation) on investments ..................................                220,014,024
                                                                                                                       ------------

           Net realized and unrealized gain on investments .............................................                222,032,287
                                                                                                                       ------------

               Net increase in net assets resulting from operations ....................................               $215,622,588
                                                                                                                       ============











See accompanying notes to financial statements



                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ................................................                       $  (6,409,699)    $  (3,907,859)
         Net realized gain (loss) from investment transactions ..............                           2,018,263        (7,742,628)
         Change in unrealized appreciation (depreciation) on investments ....                         220,014,024      (194,195,331)
                                                                                                     ------------      ------------

              Net increase (decrease) in net assets resulting from operations                         215,622,588      (205,845,818)
                                                                                                     ------------      ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                                   0           (11,605)
                                                                                                     ------------      ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                         160,432,271       173,001,722
                                                                                                     ------------      ------------

                     Total increase (decrease) in net assets ................                         376,054,859       (32,855,701)

NET ASSETS

     Beginning of year ......................................................                         379,837,899       412,693,600
                                                                                                     ------------      ------------

     End of year ............................................................                        $755,892,758      $379,837,899
                                                                                                     ============      ============

(a) A summary of capital share activity follows:

                                                                      --------------------------------------------------------------
                                                                                2004                               2003

                                                                        Shares           Value            Shares            Value
                                                                     ---------------------------------------------------------------
Shares sold ......................................................      14,872,331    $400,866,967       19,910,473    $467,710,923

Shares issued for reinvestment of distributions ..................               0               0              534          11,264
                                                                      ------------    ------------     ------------    ------------

                                                                        14,872,331     400,866,967       19,911,007     467,722,187

Shares redeemed ..................................................      (8,823,746)   (240,434,696)     (13,109,703)   (294,720,465)
                                                                      ------------    ------------     ------------    ------------

     Net increase ................................................       6,048,585    $160,432,271        6,801,304    $173,001,722
                                                                      ============    ============     ============    ============





See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Years ended March 31,

                                                                   2004          2003         2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..........................  $    20.02    $     33.92   $     27.15   $     32.43   $     19.48

  Income (loss) from investment operations
       Net investment loss ..................................        (0.26)        (0.21)        (0.17)        (0.04)        (0.18)
       Net realized and unrealized gain (loss) on investments        10.45        (13.69)         7.16         (3.43)        15.25
                                                               -----------   -----------   -----------   -----------   -----------

           Total from investment operations .................        10.19        (13.90)         6.99         (3.47)        15.07
                                                               -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net realized gain from investment transactions .......         0.00          0.00(a)      (0.22)        (1.81)        (2.12)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ................................  $     30.21   $     20.02   $     33.92   $     27.15   $     32.43
                                                               ===========   ===========   ===========   ===========   ===========

Total return ................................................        50.90 %      (40.98)%       25.72 %      (11.29)%       78.85 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
   Net assets, end of year (000's) ..........................  $   755,893   $   379,838   $   412,694   $   138,682   $    61,020
                                                               ===========   ===========   ===========   ===========   ===========


   Ratio of expenses to average net assets ..................         1.18 %        1.23 %        1.24 %        1.35 %        1.48 %

   Ratio of net investment income (loss) to average net assets       (1.03)%       (1.05)%       (0.83)%       (0.23)%       (0.99)%

   Portfolio turnover rate ..................................         1.42 %        0.91 %        7.34 %        7.57 %       28.26 %

(a) The actual distribution is less than $0.01 per share

See accompanying notes to financial statements


                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was re-designated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $5,811,311, of which $887,113 expires in the year 2011 and $4,924,197 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $6,409,699 has been charged to paid-in capital and accumulated net investment loss has been credited $6,409,699, bringing it to zero.



                                                                    (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $139,940,377 and $8,043,326, respectively, for the year ended March 31, 2004.














































                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,950 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       57

                                  THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       58

                                  THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Small Company Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Small Company Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Small Company Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004
                                                        Member of
                                                        Deloitte Touche Tohmatsu



                                       60
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                                       61
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International Equity Fund

Performance

Your International Equity Fund returned 62.0% and experienced an exceptional year surpassing all applicable International stock benchmarks and peer group results for the fiscal year ending March 31, 2004. The Fund outperformed the broad market index, as measured by the Morgan Stanley Europe Australia Far East
(EAFE) Index (Values via Morgan Stanley Equity Indices Web Site: one year performance as of 3/31/04 of 58.2%), stylized indices as measured by the MSCI All Country World Index (ex-US) (Values via Morgan Stanley Equity Indices Web
Site: one year performance as of 3/31/04 of 59.9%) and the MSCI All Country World Growth Index (ex-US) (Values via Morgan Stanley Equity Indices Web Site: one year performance as of 3/31/04 of 51.8%) by 3.9%, 2.1% and 10.2%, respectively. In addition, your Fund outpaced all relevant and irrelevant peer group results as measured by Morningstar's newly introduced Foreign Large Blend (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 52.2%), Foreign Large Value (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 59.3%) and Foreign Large Growth (Data via
Morningstar Principia Pro: one year performance as of 3/31/04 of 51.3%) Categories and the Lipper International average (Data via Lipper Inc.: one year performance as of 3/31/04 of 53.6%) by, 9.8%, 2.7%, 10.7% and 8.4%,
respectively.

Importantly, your Fund delivered this performance in a period where value stocks outpaced growth stocks highlighting the strength of our stock selection and the application of the Growth at a Reasonable Price (GARP) approach internationally.

Benchmark/Peer Group Insights

Broad International markets, as measured by the Morgan Stanley Europe Australia Far East (EAFE) Index (Values via Morgan Stanley Equity Indices Web Site: one year performance as of 3/31/04 of 58.2%), outpaced the broad domestic markets, as measured by the S&P 500 (Data via Russell: one year performance as of 3/31/04 of 35.1%), by 23.1% indicating that the diversification that investors often seek internationally paid handsomely in the Fund's fiscal year. Your Fund seeks to identify an appropriate benchmark since the EAFE Index, given its large weighting in Japan, failure to represent any developing markets and inclusion of value and growth stocks, is not ideally suited; but we do understand that it is the most widely accepted International Benchmark in the US. Consistent with past reports, we still believe the All Country World (ex-US) is better than the EAFE as it includes developing (ex-US obviously) and emerging markets. Morgan Stanley recently introduced an index that may be ideally suited for your Fund, the All Country World Growth Index (ex US). This index includes all the characteristics of the All Country World (ex-US), but includes only growth stocks. Being newly introduced, this index, to date, is not widely accepted, but as investors begin to compare like management styles, we believe this index will gain popularity.

Consistent with that objective, Morningstar recently introduced new International peer groups to better segment and evaluate like investment styles. In the past, all International funds were in the same peer group. As noted above, Lipper Inc. still espouses this approach as there is only one peer group listed. Growth managers were often compared to value managers that, for the better part of the last decade, frequently outpaced broad market indices (Data via Morningstar Principia Pro: performance between 1994 and 2003 for Foreign Large Value Category average outpaced MSCI eight of the last ten calendar years). We were encouraged that the peer groups of Foreign Large Blend, Value and Growth were created as it offers a better means of evaluating managers with similar investment styles. While there are always disadvantages to categorization, for the purposes of education, we view this as a solid first step to aid investors with renewed interest in evaluating international managers and better diversifying their portfolios.

Portfolio Review

Over the past year, the world's stock markets have risen dramatically, but here at Brown Capital Management we are always cautious of the volatility in the international financial markets.

In the book, "In an Uncertain World", Robert Rubin writes about his first day on the job as Treasury Secretary under President Bill Clinton. This assignment unfortunately coincided with the collapse of the Mexican economy in January 1995. While he was waiting for his confirmation from Congress, he had emergency discussions with Larry Summers, the top international Treasury official at the time, and Alan Greenspan, the Governor of our Federal Reserve Bank, as to how to deal with the situation. This was in sharp contrast to the spectacular rise of the Mexican market just before the crisis. In fact, between January 1990 and February 1994, the Mexican stock market rose over 500%. Nonetheless, sentiment can change quickly and by December 1994 investors were selling Mexican stocks, bonds, and pesos as fast as they could, moving into dollars. They knew that the Mexican government was near default, which then forced Mexican President Ernesto Zedillo to terminate the 3 pesos per dollar fixed rate with only $6 billion left in foreign reserves. The peso plunged to five per dollar before the end of the year and within the month of December 1994 the Mexican stock market fell 36%. Secretary Rubin and his colleagues knew that within 3 months $10 billion of short-term government debt was coming due and, as a result, the Mexican government was effectively bankrupt. By March 1995, the Mexican market fell 79% from its peak in February 1994.

During this collapse, one of the portfolio managers on your Fund's investment team was working as the Mexican analyst for Templeton, one of the world's most respected international managers, and his responsibility was to examine companies and industries within the country. With billions of dollars invested in Mexico by US money managers, the financial community saw the values of these investments plummet and the then- Templeton employee was shell-shocked. How could this happen? What did this mean for our clients? How do we safeguard our clients from such risks in the future?

At Brown Capital Management, such risks are controlled through our unbending commitment to diversification, which is embedded into our process. We hold no more than 15% (at cost) in the emerging markets, no more than 25% in any one country, no more than 20% in any one industry, and no more than 5% in any one company. These constraints were placed on ourselves as a consequence of our more than 22 years of combined experience in the international markets. In fact, since the beginning of the Brown Capital International Equity Fund, which was started in May 1999, our discipline has allowed us to overcome geopolitical crises such as September 11, 2001, the volatile political elections in Brazil and Taiwan, and the Iraq War, and economic events such as the collapse of the dot.com boom, the recent US economic slowdown, and the corporate scandals affecting the US, Netherlands, and Italy. How have we done? According to Morningstar, our Brown Capital International Equity mutual fund ranks in the 12th percentile Year-to-date (YTD) for comparable international growth funds and in the 9th percentile over the past 12 months (Data via Morningstar Principia Pro as of 3/31/04). Over the last 4 years, we have managed to outperform the EAFE Index by 1.7% on an annualized basis.

In terms of the markets today, international equities continue their trend of outperforming US stocks on an annualized basis. Specifically, the EAFE Index has returned a positive 0.8% (Values via Morgan Stanley Equity Indices Web Site as of 3/31/04) per annum versus the S&P 500 which has dropped -1.2% (Data via
Russell: as of 3/31/04) per year over the last five years; and for the past 12 months the EAFE Index rose 58.2% (Values via Morgan Stanley Equity Indices Web Site as of 3/31/04) and the S&P 500 trailed with a 35.1% increase (Data via
Russell: as of 3/31/04).

Part of the reason for international markets performing better than domestic stocks is the rise in overseas currencies versus the falling dollar. In fact, for the past year ending in March the euro, Japanese yen, and British pound have increased 13%, 13%, and 17%, respectively (Bloomberg 4/5/04). Investors worldwide continue to believe that a combination of a trade deficit and fiscal deficit exasperated by the Iraq War and its reconstruction is untenable. Consequently, assets are more attractive outside the US, thus the dollar is less appealing and, in response, falls in value. To support these twin deficits foreign purchasers must continue buying US debt securities. The concern longer term is whether US assets will be purchased in the same quantities as they have been in the past, which is necessary to satiate the US demand for cash to finance its spending. If not, the US will have to sell its debt at higher interest rates to attract more capital. At the same time, international investors will demand that the US place constraints on its fiscal policy. If such remedial action is slow to take place, then a precipitous decline in the dollar may ensue.

Another reason for the outperformance of international markets has been the relative attractiveness of cheaper companies overseas compared with the more expensive stocks in the US. For instance, one can find European shares trading at 15x PE with an average 2.6% dividend yield versus the S&P 500 at 18x PE and a 1.6% dividend return.

With respect to your BCM International Equity Fund, it is up 6.3% and 62.0% for the past quarter and for the past fiscal year, respectively, versus 4.4% & 58.2% for the EAFE Index for the same periods.

During the first 3-months of the year, BCM's two largest underweightings versus the EAFE Index continue to be in Japan (4% vs. 24%) and in the United Kingdom (11% vs. 25%). However, we are more diversified throughout the rest of Asia and Europe than the index. For example, we have a more balanced exposure in Asia with 5% in Hong Kong and 4% in Singapore against 2% and 1%, respectively, in the EAFE Index.

In Japan, the market rose 15% YTD and 70% over the last year compared to the EAFE Index increase of 4.4% and 58.2%, respectively, outperforming most major markets. Nevertheless, despite our underweighting, we manage to outperform the benchmark by almost 400 bps over the past year after fees. In essence, our low weighting is in response to the lack of exceptional growth companies trading at reasonable prices in Japan. However, we continue to search throughout the Japanese market for investment candidates. For instance, we hold Origin Toshu (0.8%), the Japanese fast food chain. Its growth is driven by the increased health consciousness of the Japanese consumer and the trend of more women entering the work force. So far this year, Origin Toshu has increased 23%. Additionally, Sky Perfect Communications (0.7%), added last year to the portfolio, is the leading multi-channel satellite provider in Japan. The share value improved 25% since the beginning of the year.

In the UK, the market trailed the international benchmark with a 47% gain during the past 12 months, benefiting us because of our underweighting. We hold companies for the long term and one example in the UK is Man Group PLC (3.2%), one of the only publicly traded hedge fund management companies. We began purchasing this company in June, 1999. Since then the share price has increased over 400% inclusive of dividends. The fundamentals remain strong and this year the company is up 20%. Generally, however, we continue to find UK stocks relatively expensive, trading at 20x earnings versus 15x for the rest of Europe, which partially explains our underweighting (Morgan Stanley Equity Indices Web
Site: 4/5/04).

From a sector perspective, the international portfolio is overweight in finance and healthcare and underweight in energy, consumer staples, and materials. In finance (29% weighting vs. the EAFE Index at 27%), we own Westpac Banking Corp. (2.0%), one of Australia's largest banks, which is up 10% this year. With respect to healthcare (20% weighting vs. the EAFE Index at 9%), we hold Nobel Biocare (2.1%), the world's leading dental implant company based in Switzerland with a 38% global market share. So far Nobel Biocare (2.1%) shares have risen 39% this year. In terms of our underweight sector positions, we will usually be underweight energy, consumer staples and materials given the lack of growth companies in these mature industries. For instance, during periods of the last fiscal year we had a 0.5% weighting in Energy (EAFE Index at 8%), represented by our holding in Petrobras (0.0%), the largest integrated oil company in Brazil. Before the end of the last fiscal year, we sold out of that position when the price became unreasonable. In fact, over the last 12 months ending in March, Petrobras gained 136% including dividends. But taken as a whole, since the start of this year, both energy and materials underperformed (0.0% and 0.8%, respectively), adding to our relative outperformance on a sector basis. Looking ahead, for the next 12 months, we see a similar profile in our sector weights.

Outlook

As always, BCM is a company that employs a bottom-up process in selecting its stocks based on individual company fundamentals. These individual holdings are the basic building blocks for your portfolio. Additionally, from a risk perspective, we are committed to our diversified approach, because we truly operate "In an Uncertain World." Going forward, we do expect more geopolitical and economic volatility, however, we feel the portfolio is in a great position to deliver the long-term outperformance that you expect from us. We certainly appreciate your confidence in our GARP investment style and in our firm.

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                     Performance Update - $10,000 Investment

                For the period from May 28, 1999 (Commencement of
                          Operations) to March 31, 2004


[Line Graph Here]:

--------------------------------------------------------------------------------
                    The Brown Capital       MSCI All Country        MSCI EAFE
                Management International    World Free EX USA     International
                      Equity Fund              Gross Index         Gross Index
--------------------------------------------------------------------------------

 5/28/1999              $10,000                 $10,000              $10,000
 6/30/1999               10,040                   9,968                9,859
 9/30/1999                9,840                  10,307               10,299
12/31/1999               11,245                  12,178               12,055
 3/31/2000               11,856                  12,274               12,049
 6/30/2000               11,716                  11,773               11,579
 9/30/2000               11,315                  10,813               10,652
12/31/2000               11,233                  10,341               10,373
 3/31/2001                9,998                   8,982                8,956
 6/30/2001               10,327                   8,970                8,879
 9/30/2001                8,320                   7,645                7,640
12/31/2001                9,393                   8,325                8,173
 3/31/2002                9,352                   8,462                8,220
 6/30/2002                8,690                   8,238                8,060
 9/30/2002                6,621                   6,648                6,474
12/31/2002                7,148                   7,104                6,893
 3/31/2003                6,538                   6,585                6,333
 6/30/2003                8,048                   7,892                7,572
 9/30/2003                8,679                   8,578                8,192
12/31/2003                9,962                  10,046                9,593
 3/31/2004               10,593                  10,531               10,016


This graph depicts the performance of The Brown Capital Management International Equity Fund (the "Fund") versus the MSCI All Country World Free EX USA Gross Index and the MSCI EAFE International Gross Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

       ----------------- ---------------- -------------------------------
            One Year        Three Years     Since 5/28/99 (Commencement
                                                  of Operations)
       ----------------- ---------------- -------------------------------
            62.03 %           1.95 %                   1.20 %
       ----------------- ---------------- -------------------------------



>>   The  graph  assumes  an  initial   $10,000   investment  at  May  28,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $10,593 - a cumulative total investment return of 5.93% since May 28, 1999.

>> At March 31, 2004, the value of a similar investment in the MSCI All Country World Free EX USA Gross Index would have increased to $10,531 - a cumulative total investment return of 5.31% since May 28, 1999; while the value of a similar investment in the MSCI EAFE International Gross Index would have increased to $10,016 - a cumulative total investment return of 0.16% since May 28, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

>> Investing in the securities of foreign companies generally involves greater risk than investing in larger, more established domestic companies.
     Therefore, investments in the Fund may involve a greater degree of risk than investments in other mutual funds that invest in larger, more established domestic companies.

                                    THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                   PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.62%

      Australian Equities - 4.87%
           McGuigan Simeon Wines Limited .........................................                  24,900              $    88,206
           National Australia Bank Limited .......................................                   4,700                  111,716
           Westpac Banking Corporation ...........................................                  10,900                  146,676
                                                                                                                        -----------
                                                                                                                            346,598
                                                                                                                        -----------
      Belgium Equity - 1.84%
           Dexia .................................................................                   7,520                  130,883
                                                                                                                        -----------

      Bermuda Equities - 2.10%
           Axis Capital Holdings Limited .........................................                   2,570                   76,098
           Endurance Specialty Holdings Limited ..................................                   2,075                   73,746
                                                                                                                        -----------
                                                                                                                            149,844
                                                                                                                        -----------
      Canadian Equities - 3.66%
      (a)  Patheon, Inc ..........................................................                  13,800                  117,552
           Royal Bank of Canada ..................................................                   3,000                  143,130
                                                                                                                        -----------
                                                                                                                            260,682
                                                                                                                        -----------
      Chinese Equity - 0.71%
           Travelsky Technology Limited ..........................................                  69,300                   50,690
                                                                                                                        -----------

      Danish Equity - 1.91%
           Danske Bank A/S .......................................................                   6,000                  135,980
                                                                                                                        -----------
      French Equities - 7.72%
           Aventis S.A ...........................................................                   2,140                  164,879
           Axa ...................................................................                   5,000                  104,576
           Euronext NV ...........................................................                   5,000                  149,350
           Hermes International ..................................................                     640                  130,862
                                                                                                                        -----------
                                                                                                                            549,667
                                                                                                                        -----------
      German Equities - 3.54%
           Rhoen-Klinikum AG .....................................................                   2,600                  129,384
           Schering AG ...........................................................                   2,590                  122,856
                                                                                                                        -----------
                                                                                                                            252,240
                                                                                                                        -----------
      Hong Kong Equity - 4.83%
           Esprit Holdings Limited ...............................................                  54,400                  228,275
           Nam Tai Electronics, Inc ..............................................                   4,550                  115,616
                                                                                                                        -----------
                                                                                                                            343,891
                                                                                                                        -----------
      Indian Equity - 0.69%
           Satyam Computer Services Limited ......................................                   2,400                   49,248
                                                                                                                        -----------






                                                                                                                        (Continued)


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Israelian Equities - 5.42%
      (a)  Check Point Software Technologies, Ltd. ...................................                 3,200            $    72,864
      (a)  Partner Communications Co .................................................                12,300                 97,785
           Teva Pharmaceutical Industries Ltd. .......................................                 3,400                215,595
                                                                                                                        -----------
                                                                                                                            386,244
                                                                                                                        -----------
      Italian Equities - 5.37%
           Amplifon SpA ..............................................................                 4,400                135,330
           Tod's SpA .................................................................                 2,600                 92,874
           UniCredito Italiano SpA ...................................................                32,300                154,368
                                                                                                                        -----------
                                                                                                                            382,572
                                                                                                                        -----------
      Japanese Equities - 4.30%
           Daito Trust Construction Co Ltd. ..........................................                 5,100                198,523
           Origin Toshu Co Ltd. ......................................................                 3,700                 56,405
           SKY Perfect Communications Inc. ...........................................                    34                 51,179
                                                                                                                        -----------
                                                                                                                            306,107
                                                                                                                        -----------
      Mexican Equity - 5.04%
           Fomento Economico Mexicano, S.A. de C.V ...................................                 2,350                115,785
           Grupo Aeroportuario del Sureste-ADR .......................................                 5,880                122,598
           Walmart de Mexico SA de CV ................................................                39,400                120,681
                                                                                                                        -----------
                                                                                                                            359,064
                                                                                                                        -----------
      Netherland Equities - 7.08%
           ABN AMRO Holding NV .......................................................                 4,838                108,160
           Akzo Nobel N.V ............................................................                 1,730                 63,651
           DSM NV ....................................................................                 2,100                 93,974
           Fox Kids Europe NV ........................................................                11,800                129,068
           Phillips Electronics NV ...................................................                 3,776                109,441
                                                                                                                        -----------
                                                                                                                            504,294
                                                                                                                        -----------
      Norwegian Equity - 1.87%
           Tandberg ASA ..............................................................                13,900                133,453
                                                                                                                        -----------

      Singapore Equities - 4.38%
      (a)  Flextronics International Ltd. ............................................                 5,400                 92,988
           Singapore Airlines Limited ................................................                14,850                 97,563
           Venture Corp Ltd ..........................................................                10,500                121,036
                                                                                                                        -----------
                                                                                                                            311,587
                                                                                                                        -----------
      South Korean Equity - 0.91%
           KT Corp ...................................................................                 3,400                 64,736
                                                                                                                        -----------

      Spanish Equities - 3.79%
           Endesa, S.A ...............................................................                 3,900                 71,097
           Telefonica SA .............................................................                 2,698                122,867
           Union Fenosa, S.A .........................................................                 3,600                 75,649
                                                                                                                        -----------
                                                                                                                            269,613
                                                                                                                        -----------

                                                                                                                    (Continued)


                                    THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                   PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS

      Swedish Equities - 4.70%
           Clas Ohlson AB .......................................................                   3,500               $    91,718
           Nordea AB ............................................................                  14,200                    97,032
           Nordea AB ............................................................                   2,540                    17,227
           Swedish Match AB .....................................................                  12,600                   128,730
                                                                                                                        -----------
                                                                                                                            334,707
                                                                                                                        -----------
      Swiss Equities - 6.90%
           Nobel Biocare Holding AG .............................................                   1,065                   146,455
           Swiss Re .............................................................                   1,725                   119,017
           Synthes-Statec, Inc. .................................................                     220                   225,859
                                                                                                                        -----------
                                                                                                                            491,331
                                                                                                                        -----------
      United Kingdom Equities - 14.01%
      (a)  easyJet plc ..........................................................                  21,872                   123,936
           Man Group plc plc ....................................................                   7,200                   232,430
           Royal Bank of Scotland Group plc .....................................                   4,533                   138,720
           SABMiller plc ........................................................                   9,300                   107,455
      (a)  Shire Pharmaceuticals Group PLC ......................................                  15,700                   153,873
           United Business Media plc ............................................                  13,038                   119,120
           Willis Group Holdings Limited ........................................                   3,300                   122,760
                                                                                                                        -----------
                                                                                                                            998,294
                                                                                                                        -----------

           Total Common Stocks (Cost $5,021,606) ........................................................                 6,811,725
                                                                                                                        -----------

INVESTMENT COMPANIES - 4.47%

           Evergreen Inst Treas MM Fund CI I #497 ...............................                 130,942                   130,942
           Evergreen Select MM Fund CL I#495 ....................................                 187,452                   187,452
                                                                                                                        -----------

           Total Investment Companies (Cost $318,394) ...................................................                   318,394
                                                                                                                        -----------

Total Value of Investments (Cost $5,340,000 (b)) ................................                  100.09 %             $ 7,130,119
Liabilities in Excess of Other Assets ...........................................                   (0.09)%                  (6,498)
                                                                                                ---------               -----------
      Net Assets ................................................................                  100.00 %             $ 7,123,621
                                                                                                =========               ===========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income  tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Unrealized appreciation ..................................................................................              $ 1,930,880
Unrealized depreciation ..................................................................................                 (140,761)
                                                                                                                        -----------

           Net unrealized appreciation ...................................................................              $ 1,790,119
                                                                                                                        ===========

                                                                                                                        (Continued)


             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 2004


The following acronyms and abbreviations are used in this portfolio:

AB - Aktiebolag (Swedish)                       PLC - Public Limited Company (British)
ADR - American Depositary Receipt               SA - Socieded Anonima (Spanish)
AG - Aktiengesellschaft (German)                SA - Socieded  Anonima (Portugal)
ASA - Allmennaksjeselskap (Norwegian)           SA - Societe Anonyme (French)
CV - Convertible Securities (Mexican)           SGPS - Sociedade Gestora De Participacoes (Portugal)
NV - Naamloze Vennootschap (Dutch)              S.p.A. - Societa Per Azioni (Italian)






























See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS ......................................................................................................             5,340,000
      Investments, at value (cost $5,340,000) ...............................................................           $ 7,129,519
      Income receivable (cost $13,320) ......................................................................                13,432
      Receivable for fund shares sold .......................................................................                   779
      Other assets ..........................................................................................                 4,665
                                                                                                                        -----------

           Total assets .....................................................................................             7,148,395
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                23,837
      Payable for fund shares redeemed ......................................................................                   937
                                                                                                                        -----------

           Total liabilities ................................................................................                24,774
                                                                                                                        -----------

NET ASSETS
      (applicable to 695,931 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................           $ 7,123,621
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($7,123,621 / 695,931 shares) .........................................................................           $     10.24
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $ 7,045,744
      Accumulated net realized loss on investments and foreign currency translations ........................            (1,711,754)
      Net unrealized appreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................             1,789,631
                                                                                                                        -----------
                                                                                                                        $ 7,123,621
                                                                                                                        ===========




















See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

Income
     Dividends .........................................................................................                $   117,335
                                                                                                                        -----------

Expenses
     Investment advisory fees (note 2) .................................................................                     60,066
     Fund administration fees (note 2) .................................................................                     10,512
     Custody fees (note 2) .............................................................................                      5,002
     Registration and filing administration fees (note 2) ..............................................                      2,262
     Fund accounting fees (note 2) .....................................................................                     27,600
     Audit and tax preparation fees ....................................................................                     22,575
     Legal fees ........................................................................................                      8,582
     Securities pricing fees ...........................................................................                     13,639
     Shareholder recordkeeping fees (note 2) ...........................................................                     18,000
     Other accounting fees (note 2) ....................................................................                     13,498
     Shareholder servicing expenses ....................................................................                      1,750
     Registration and filing expenses ..................................................................                      5,507
     Printing expenses .................................................................................                        329
     Trustee fees and meeting expenses .................................................................                      4,557
     Other operating expenses ..........................................................................                      4,370
                                                                                                                        -----------

         Total expenses ................................................................................                    198,249

         Less:
              Expense reimbursements (note 2) ..........................................................                    (18,145)
              Investment advisory fees waived (note 2) .................................................                    (59,983)
                                                                                                                        -----------

         Net expenses ..................................................................................                    120,121
                                                                                                                        -----------

              Net investment loss ......................................................................                     (2,786)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net  realized  loss from  investments  and foreign  currency  translations........................                    (29,741)
      Change in unrealized  appreciation on investments and translation
of assets and liabilities in foreign currencies .........................................................                 2,754,938
                                                                                                                        -----------

     Net realized and unrealized gain on investments ....................................................                 2,725,197
                                                                                                                        -----------

         Net increase in net assets resulting from operations ...........................................               $ 2,722,411
                                                                                                                        ===========






See accompanying notes to financial statements



                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2004           2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
        Net investment (loss) income ...................................................                 $    (2,786)   $     4,638
        Net realized loss from investment transactions and foreign currency translations                     (29,741)    (1,238,056)
        Change in unrealized appreciation on investments and translation of assets
            and liabilities in foreign currencies ......................................                   2,754,938       (626,910)
                                                                                                         -----------    -----------

            Net increase (decrease) in net assets resulting from operations ............                   2,722,411     (1,860,328)
                                                                                                         -----------    -----------

     Capital share transactions
        Increase in net assets resulting from capital share transactions (a) ...........                      45,841          6,289
                                                                                                         -----------    -----------

                   Total increase (decrease) in net assets .............................                   2,768,252     (1,854,039)

NET ASSETS

     Beginning of year .................................................................                   4,355,369      6,209,408
                                                                                                         -----------    -----------

     End of year .......................................................................                 $ 7,123,621    $ 4,355,369
                                                                                                         ===========    ===========


(a) A summary of capital share activity follows:

                                                            -----------------------------------------------------------------------
                                                                              2004                                 2003

                                                                   Shares              Value             Shares              Value
                                                            -----------------------------------------------------------------------

Shares sold                                                          179,553        $ 1,438,611           425,753       $ 2,946,787

Shares redeemed                                                     (173,251)        (1,392,770)         (423,174)       (2,940,498)
                                                                 -----------        -----------        ----------       -----------

     Net increase                                                      6,302        $    45,841             2,579       $     6,289
                                                                 ===========        ===========        ==========       ===========











See accompanying notes to financial statements



                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Periods ended March 31,

                                                               2004         2003          2002          2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................... $      6.32   $      9.04   $      9.71   $     11.83   $     10.00

  Income (loss) from investment operations
    Net investment (loss) income .........................       (0.01)         0.01          0.05          0.03          0.02
    Net realized and unrealized gain (loss) on investments
         and foreign currency translations ...............        3.93         (2.73)        (0.68)        (1.83)         1.83
                                                           -----------   -----------   -----------   -----------   -----------

        Total from investment operations .................        3.92         (2.72)        (0.63)        (1.80)         1.85
                                                           -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
    Net investment income ................................        0.00          0.00         (0.02)        (0.02)        (0.02)
    Tax return of capital ................................        0.00          0.00         (0.02)         0.00          0.00
    Net realized gain from investment transactions .......        0.00          0.00          0.00         (0.30)         0.00
                                                           -----------   -----------   -----------   -----------   -----------
        Total distributions ..............................        0.00          0.00         (0.04)        (0.32)        (0.02)
                                                           -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ........................... $     10.24   $      6.32   $      9.04   $      9.71   $     11.83
                                                           ===========   ===========   ===========   ===========   ===========

Total return .............................................       62.03 %      (30.09)%       (6.46)%      (15.67)%       18.56 %
                                                           ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
    Net assets, end of period ............................ $ 7,123,621   $ 4,355,369   $ 6,209,408   $ 2,699,045   $ 1,647,537
                                                           ===========   ===========   ===========   ===========   ===========

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ...        3.30 %        3.63 %        3.55 %        6.26 %        9.23 %(b)
         After expense reimbursements and waived fees ....        2.00 %        2.00 %        2.00 %        2.00 %        2.00 %(b)
    Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ...       (1.35)%       (1.54)%       (0.86)%       (3.95)%       (7.11)%(b)
         After expense reimbursements and waived fees ....       (0.05)%        0.09 %        0.69 %        0.30 %        0.12 %(b)

    Portfolio turnover rate ..............................       18.35 %       38.43 %        5.90 %       14.85 %       23.61 %

(a) For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(b) Annualized.


                                                                                     See accompanying notes to financial statements








             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               As a result of the Fund's accumulated net investment loss of $4,112 and certain other tax adjustments, a reclassification adjustment of $8,694 has been charged to paid-in capital, accumulated net realized loss has been credited $4,582, and accumulated net investment loss has been credited $4,112, bringing it to zero.

               The Fund has a capital loss carryforward for federal income tax purposes of $1,711,754, of which $38,628 expires in the year 2007, $92,211 of which expires in the year 2010, $1,126,239 of which expires in the year 2011, and $454,676 of which expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforward has been offset or expires.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.






                                                                    (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



          D.   Distributions   to   Shareholders   -  The  Fund   will   make  a
               determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

          F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

               The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

               Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion its fee amounting to $59,983 ($0.09 per share) and has voluntarily agreed to reimburse $18,145 of the Fund's operating expenses for the year ended March 31, 2004.







                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month.

          The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of annual average net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,041,908 and $1,253,254, respectively, for the year ended March 31, 2004.

















                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       78


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       79

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management International Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management International Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the year and period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management International Equity Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the year and period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

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                                       82

Mid-Cap Fund Institutional Class
Mid-Cap Fund Investor Class

Performance

Your Mid Cap Fund delivered solid absolute performance for the fiscal year and outperformed the broad market, as measured by the S&P 500 (Data via Russell: one year performance as of 3/31/04 of 35.1%). The Fund was challenged on a relative basis as it underperformed all unmanaged Mid-Cap stylized and peer group indices.

Benchmark/Peer Group Insights

Mid Cap stocks performed well for the Fund's fiscal year, ending March 31, 2004. Each of the unmanaged indices handily outperformed the broad market. Like other equity segments, value outperformed growth continuing the trend of favorable performance, on a relative basis, among value products. The unmanaged, "core" mid cap index, Russell Mid Cap returned 50.8% (Data: Russell) for the one year period ending March 31, 2004 outperforming the stylized Russell Mid Cap Growth (Data via Russell: one year performance as of 3/31/04 of 49.6%) by almost 2.0%, but trailed the Russell Mid Cap Value (Data via Russell: one year rolling performance as of 3/31/04 of 51.6%) by 0.8%. As noted in the introduction of this report, we remain encouraged by the narrowing of the performance gap between value and growth stocks and trust a sustained economic recovery will favor the latter.

Similar trends were apparent among the mutual fund peer groups as measured by the popular rating agencies, Morningstar and Lipper, with one exception. Lipper's Mid Cap Core (Data via Lipper, Inc.: one year performance as of 3/31/04 of 47.8%) average outpaced the Lipper Mid Cap Growth (Data via Lipper, Inc.: one year performance as of 3/31/04 of 43.5%) average by 4.3%, but trailed the Lipper Mid Cap Value (Data via Lipper, Inc.: one year performance as of 3/31/04 of 54.0%) average by 6.2%. The exception, Morningstar's Mid Cap Blend Category (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 48.1%) average outpaced the Morningstar Mid Cap Growth (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 43.8%) and Value (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 47.4%) Category averages by 4.3% and 0.7%, respectively. The differences in peer groups are typically a function of the methodology used to categorize managers.

Portfolio Review

Your Fund trailed the applicable indices above due, primarily, to stock selection. Compared to the Russell Mid Cap Growth we did not generate performance in areas that most significantly drove performance within the index:
Information Technology and Health Care. These are areas where we typically find solid growth names at reasonable prices. Inconsistent with our growth at a reasonable price (GARP) approach, many of the top performing stocks in these, and other areas, of the benchmark were considered by many as low quality companies lacking many of the characteristics we seek in stocks that we expect to be long-term performers in your portfolio. We did perform well against the Consumer Discretionary sector of the benchmark, another significant contributor to index performance, unfortunately, the magnitude of outperformance was not enough to offset Information Technology and Healthcare. Despite a difficult year for stock selection, resulting in overall underperformance, we remain confident in the prospects of your Fund, particularly when considering the types of stocks that drove index performance lat year.

Other variables to keep in mind as you evaluate your portfolio. Considering your Fund is just over eighteen months old with modest assets under management, we are still attempting to build the critical mass of assets necessary to reduce the total expense ratio, many of which are fixed costs. While your Fund currently delivers a reasonably competitive total expense ratio, our expectation is that expenses will reduce with significant cash inflows.

Outlook

Overall, we are quite optimistic about the economy and the environment for the Fund. Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible returns of last year will be repeated in 2004, but we do expect the possibility of solid equity market gains of 8-10%.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                              Institutional Shares

                     Performance Update - $10,000 Investment

             For the period from September 30, 2002 (Date of Initial
                      Public Investment) to March 31, 2004



[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital
               Management Mid-Cap Fund    Russell Mid-Cap       S&P 400 Mid-Cap
                 Institutional Shares      Growth Index             Index
--------------------------------------------------------------------------------


 9/30/2002             $10,000                $10,000              $10,000
12/31/2002              10,480                 10,916               10,583
 3/31/2003              10,280                 10,914               10,113
 6/30/2003              11,910                 12,962               11,895
 9/30/2003              12,650                 13,889               12,678
12/31/2003              14,047                 15,578               14,349
 3/31/2004              14,263                 16,332               15,228


This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Institutional Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
         ------------------------------- ------------------------------
                    One Year                Since 09/30/02 (Date of
                                           Initial Public Investment)
         ------------------------------- ------------------------------
                     38.75 %                         26.68 %
         ------------------------------- ------------------------------


>>   The graph assumes an initial $10,000 investment at September 30, 2002 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2004, the value of the Fund's Institutional Shares would have increased to $14,263 - a cumulative total investment return of 42.63% since September 30, 2002.

>> At March 31, 2004, the value of a similar investment in the Russell Mid-Cap Growth Index would have increased to $16,332 - a cumulative total investment return of 63.32%; and a similar investment in the S&P 400 Mid-Cap Index would have increased to $15,228 - a cumulative total investment return of 52.28% since September 30, 2002.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                                 Investor Shares

                     Performance Update - $10,000 Investment
             For the period from September 30, 2002 (Date of Initial
                      Public Investment) to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital
               Management Mid-Cap Fund    Russell Mid-Cap       S&P 400 Mid-Cap
                 Investor Shares           Growth Index             Index
--------------------------------------------------------------------------------

 9/30/2002            $10,000               $10,000                $10,000
12/31/2002             10,480                10,916                 10,583
 3/31/2003             10,270                10,914                 10,113
 6/30/2003             11,900                12,962                 11,895
 9/30/2003             12,640                13,889                 12,678
12/31/2003             14,017                15,578                 14,349
 3/31/2004             14,223                16,332                 15,228


This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Investor Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
         ------------------------------- ------------------------------
                     One Year                Since 09/30/02 (Date of
                                           Initial Public Investment)
         ------------------------------- ------------------------------
                      38.49 %                        26.44 %
         ------------------------------- ------------------------------


>>   The graph assumes an initial $10,000 investment at September 30, 2002 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2004, the value of the Fund's Investor Shares would have increased to $14,223 - a cumulative total investment return of 42.23% since September 30, 2002.

>> At March 31, 2004, the value of a similar investment in the Russell Mid-Cap Growth Index would have increased to $16,332 - a cumulative total investment return of 63.32%; and a similar investment in the S&P 400 Mid-Cap Index would have increased to $15,228 - a cumulative total investment return of 52.28% since September 30, 2002.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.58%

Automobiles & Components - 1.33%
     Harley-Davidson, Inc. .......................................................                   1,015              $    54,140
                                                                                                                        -----------

Business Services - 1.45%
  (a)Fiserv, Inc. ................................................................                   1,650                   59,021
                                                                                                                        -----------

Capital Goods & Services - 1.67%
  (a)Ceridian Corporation ........................................................                   1,575                   31,043
  (a)Flextronics International, Ltd. .............................................                   2,135                   36,765
                                                                                                                        -----------
                                                                                                                             67,808
                                                                                                                        -----------
Chemicals - 2.37%
     Airgas, Inc. ................................................................                   3,130                   66,669
     Sigma-Aldrich Corporation ...................................................                     535                   29,607
                                                                                                                        -----------
                                                                                                                             96,276
                                                                                                                        -----------
Consumer Durables & Apparel - 3.07%
  (a)Fossil Inc. .................................................................                   2,280                   76,038
  (a)Williams-Sonoma, Inc. .......................................................                   1,415                   48,393
                                                                                                                        -----------
                                                                                                                            124,431
                                                                                                                        -----------
Distribution / Wholesale - 4.24%
     Fastenal Company ............................................................                   1,696                   91,058
     MSC Industrial Direct Co., Inc. .............................................                   2,700                   80,865
                                                                                                                        -----------
                                                                                                                            171,923
                                                                                                                        -----------
Diversified Financials - 4.80%
     Investors Financial Services Corporation ....................................                   1,765                   72,930
     Legg Mason Inc. .............................................................                     880                   81,646
     T. Rowe Price Group, Inc. ...................................................                     750                   40,372
                                                                                                                        -----------
                                                                                                                            194,948
                                                                                                                        -----------
Educational Services - 1.38%
  (a)Career Education Corporation ................................................                     715                   40,498
  (a)ITT Educational Services, Inc. ..............................................                     500                   15,600
                                                                                                                        -----------
                                                                                                                             56,098
                                                                                                                        -----------
Electronic Equipment and Instruments - 4.09%
  (a)Avnet, Inc. .................................................................                   3,365                   82,409
     Cognex Corporation ..........................................................                   1,070                   35,577
     Molex Incorporated ..........................................................                     535                   16,259
  (a)Waters Corporation ..........................................................                     775                   31,651
                                                                                                                        -----------
                                                                                                                            165,896
                                                                                                                        -----------
Energy - 0.79%
  (a)Smith International, Inc. ...................................................                     600                   32,106
                                                                                                                        -----------




                                                                                                                        (Continued)



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Food Distribution - 0.88%
        (a)Performance Food Group Company ..............................................             1,040              $    35,724
                                                                                                                        -----------

      Health Care Equipment and Services - 10.17%
           Applera Corporation - Applied Biosystems Group ..............................             2,295                   45,395
           Biomet, Inc. ................................................................             1,795                   68,856
        (a)Covance, Inc. ...............................................................             1,560                   53,726
        (a)Coventry Health Care, Inc. ..................................................             1,400                   59,262
           Health Management Associates, Inc. ..........................................             4,260                   98,875
        (a)Omnicare, Inc. ..............................................................               400                   17,732
        (a)St. Jude Medical, Inc. ......................................................               960                   69,216
                                                                                                                        -----------
                                                                                                                            413,062
                                                                                                                        -----------
      Health Care Providers and Services - 2.99%
        (a)Caremark Rx, Inc. ...........................................................             1,815                   60,349
        (a)Henry Schein Inc. ...........................................................               855                   61,064
                                                                                                                        -----------
                                                                                                                            121,413
                                                                                                                        -----------
      Home Furnishings - 0.69%
           La-Z-Boy Incorporated .......................................................             1,280                   27,853
                                                                                                                        -----------

      Hotels Restaurants & Leisure - 4.30%
        (a)Panera Bread Company ........................................................             1,470                   57,212
           Royal Caribbean Cruises Ltd. ................................................             1,600                   70,560
        (a)The Cheesecake Factory Incorporated .........................................             1,015                   46,822
                                                                                                                        -----------
                                                                                                                            174,594
                                                                                                                        -----------
      Insurance - 1.90%
           Chubb Corporation ...........................................................               540                   37,552
           Willis Group Holdings Ltd. ..................................................             1,070                   39,804
                                                                                                                        -----------
                                                                                                                             77,356
                                                                                                                        -----------
      Machinery - 2.25%
           Danaher Corporation .........................................................               980                   91,503
                                                                                                                        -----------

      Pharmaceuticals & Biotechnology - 5.29%
        (a)Affymetrix, Inc. ............................................................             1,200                   40,500
        (a)Cephalon, Inc. ..............................................................               300                   17,193
        (a)Chiron Corporation ..........................................................             1,060                   46,651
        (a)King Pharmaceuticals Inc. ...................................................             2,750                   46,310
        (a)Kos Pharmaceuticals Inc. ....................................................               700                   28,518
        (a)MedImmune, Inc. .............................................................             1,550                   35,774
                                                                                                                        -----------
                                                                                                                            214,946
                                                                                                                        -----------

                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retailing - 15.06%
        (a)Chico's FAS's, Inc. .....................................................                 2,325                $ 107,880
           Christopher & Banks Corporation .........................................                   640                   13,510
        (a)Dick's Sporting Goods, Inc. .............................................                 1,170                   68,024
        (a)Dollar Tree Stores Inc. .................................................                 2,350                   72,591
           Fred's, Inc. ............................................................                 2,802                   68,005
        (a)Hot Topic, Inc. .........................................................                   600                   15,870
           PETsMART, Inc. ..........................................................                 2,350                   64,061
        (a)Staples Inc. ............................................................                 3,345                   84,930
           Tiffany & Co. ...........................................................                 1,255                   47,903
           TJX Companies ...........................................................                 2,805                   68,891
                                                                                                                        -----------
                                                                                                                            611,665
                                                                                                                        -----------
      Software & Services - 6.92%
           Adobe Systems, Inc. .....................................................                 2,145                   84,577
        (a)BISYS Group, Inc. .......................................................                 3,045                   51,034
        (a)Checkfree Corporation ...................................................                 1,150                   33,879
        (a)Electronic Arts, Inc. ...................................................                   800                   43,168
        (a)Sungard Data Systems ....................................................                 2,490                   68,226
                                                                                                                        -----------
                                                                                                                            280,884
                                                                                                                        -----------
      Technology Hardware & Equipment - 13.88%
        (a)Altera Corporation ......................................................                 3,980                   81,391
           Analog Devices, Inc. ....................................................                 1,375                   66,014
        (a)Integrated Circuit Systems, Inc. ........................................                 1,790                   44,804
        (a)Jabil Circuit, Inc. .....................................................                 3,335                   98,149
        (a)Lam Research Corporation ................................................                 2,135                   53,823
        (a)Network Appliance, Inc. .................................................                 1,765                   37,859
        (a)Novellus Systems, Inc. ..................................................                 1,390                   44,188
        (a)Synopsys, Inc. ..........................................................                 1,870                   54,155
        (a)Xilinx, Inc. ............................................................                 2,190                   83,220
                                                                                                                        -----------
                                                                                                                            563,603
                                                                                                                        -----------
      Telecommunication Services - Wireless - 1.85%
        (a)Nextel Partners, Inc. ...................................................                 5,940                   75,200
                                                                                                                        -----------

      Textiles, Apparel, and Luxury Goods - 2.21%
        (a)Coach Inc. ..............................................................                 2,190                   89,768
                                                                                                                        -----------


           Total Common Stocks (Cost $3,021,341) ............................................................             3,800,218
                                                                                                                        -----------





                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 6.17%

           Evergreen Institutional Money Market Fund Class I #495 ............................     181,586              $   181,586
           Evergreen Institutional Treasury Money Market Fund Class I #497 ...................      69,036                   69,036
                                                                                                                        -----------

           Total Investment Companies (Cost $250,622) ........................................                              250,622
                                                                                                                        -----------


Total Value of Investments (Cost $3,271,963 (b)) .............................................       99.75 %            $ 4,050,840
Other Assets Less Liabilities ................................................................        0.25 %                 10,169
                                                                                                  --------              -----------
      Net Assets .............................................................................      100.00 %            $ 4,061,009
                                                                                                  ========              ===========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $3,273,564. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


Unrealized appreciation ..................................................................................              $   816,947
Unrealized depreciation ..................................................................................                  (39,671)
                                                                                                                        -----------

           Net unrealized appreciation ...................................................................              $   777,276
                                                                                                                        ===========























See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $3,271,963) ...........................................................               $ 4,050,840
      Cash ..............................................................................................                       523
      Income receivable .................................................................................                     1,084
      Receivable for fund shares sold ...................................................................                    23,337
      Other assets ......................................................................................                     5,910
                                                                                                                        -----------

           Total assets .................................................................................                 4,081,694
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ..................................................................................                    20,685
                                                                                                                        -----------

NET ASSETS ..............................................................................................               $ 4,061,009
                                                                                                                        ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                $3,229,512
      Undistributed net realized gain on investments ....................................................                    52,620
      Net unrealized appreciation on investments ........................................................                   778,877
                                                                                                                        -----------
                                                                                                                        $ 4,061,009
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,294,593 / 165,971 shares) ................................................................               $     13.83
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($1,766,416 / 128,125 shares) ................................................................               $     13.79
                                                                                                                        ===========





















See accompanying notes to financial statements



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    10,029
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   23,547
           Fund administration fees (note 2) .............................................................                    5,493
           Distribution and service fees - Investor Shares (note 3) ......................................                    2,656
           Custody fees (note 2) .........................................................................                    5,295
           Registration and filing administration fees (note 2) ..........................................                   10,333
           Fund accounting fees (note 2) .................................................................                   36,314
           Audit and tax preparation fees ................................................................                   15,975
           Legal fees ....................................................................................                   11,540
           Securities pricing fees .......................................................................                    6,074
           Shareholder recordkeeping fees (note 2) .......................................................                   24,000
           Other accounting fees (note 2) ................................................................                   18,507
           Shareholder servicing expenses ................................................................                    1,608
           Registration and filing expenses ..............................................................                   25,596
           Printing expenses .............................................................................                      297
           Trustee fees and meeting expenses .............................................................                    4,531
           Other operating expenses ......................................................................                    3,921
                                                                                                                        -----------

               Total expenses ............................................................................                  195,687

               Less:
                    Expense reimbursements (note 2) ......................................................                 (128,705)
                    Investment advisory fees waived (note 2) .............................................                  (23,547)
                                                                                                                        -----------

               Net expenses ..............................................................................                   43,435
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (33,406)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  188,373
      Change in unrealized appreciation on investments ...................................................                  752,197
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                  940,570
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $   907,164
                                                                                                                        ===========






See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Periods ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2004              2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................        $   (33,406)        $    (7,412)
         Net realized gain (loss) from investment transactions .............................            188,373              (2,964)
         Change in unrealized appreciation on investments ..................................            752,197              26,680
                                                                                                    -----------         -----------
              Net increase in net assets resulting from operations .........................            907,164              16,304
                                                                                                    -----------         -----------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares .............            (67,136)                  0
         Net realized gain from investment transactions - Investor Shares ..................            (36,739)                  0
                                                                                                    -----------         -----------
              Decrease in net assets resulting from distributions ..........................           (103,875)                  0
                                                                                                    -----------         -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............          1,080,225           2,161,191
                                                                                                    -----------         -----------

                     Total increase in net assets ..........................................          1,883,514           2,177,495

NET ASSETS
     Beginning of period ...................................................................          2,177,495                   0
                                                                                                    -----------         -----------

     End of period .........................................................................        $ 4,061,009         $ 2,177,495
                                                                                                    ===========         ===========

(a) For the period from September 30, 2002 (date of initial  public  investment) to March 31, 2003

(b) A summary of capital share activity follows:

                                                                --------------------------------------------------------------------
                                                                            2004                                   2003
                                                                 Shares               Value             Shares              Value
-------------------------------------------------------         --------------------------------------------------------------------
               INSTITUTIONAL SHARES
-------------------------------------------------------
Shares sold ............................................           115,696        $ 1,540,192            159,068        $ 1,602,929
Shares issued for reinvestment of distributions ........             5,010             67,136                  0                  0
Shares redeemed ........................................          (113,802)        (1,515,857)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................             6,904        $    91,471            159,068        $ 1,602,929
                                                               -----------        ===========        ===========        ===========
-------------------------------------------------------
                INVESTOR SHARES
-------------------------------------------------------
Shares sold ............................................            83,260        $ 1,090,981             52,790        $   558,358
Shares issued for reinvestment of distributions ........             2,748             36,739                  0                  0
Shares redeemed ........................................           (10,665)          (138,966)                (9)               (96)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            75,343        $   988,754             52,781        $   558,262
                                                               -----------        ===========        ===========        ===========
-------------------------------------------------------
                 FUND SUMMARY
-------------------------------------------------------
Shares sold ............................................           198,956        $ 2,631,173            211,858        $ 2,161,287
Shares issued for reinvestment of distributions ........             7,758            103,875                  0                  0
Shares redeemed ........................................          (124,467)        (1,654,823)                (9)               (96)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            82,247        $ 1,080,225            211,849        $ 2,161,191
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the Periods ended
                                                                                                            March 31,
                                                                                                  2004                 2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................................                      $     10.28          $     10.00

      Income from investment operations
           Net investment loss ..........................................                            (0.12)               (0.04)
           Net realized and unrealized gain on investments ..............                             4.09                 0.32
                                                                                               -----------          -----------

               Total from investment operations .........................                             3.97                 0.28
                                                                                               -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ...............                            (0.42)                0.00
                                                                                               -----------          -----------

Net asset value, end of period ..........................................                      $     13.83          $     10.28
                                                                                               ===========          ===========

Total return ............................................................                            38.75 %               2.80 %
                                                                                               ===========          ===========

Ratios/supplemental data
      Net assets, end of period .........................................                      $ 2,294,593          $ 1,635,414
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................                             6.11 %              15.28 %(b)
           After expense reimbursements and waived fees .................                             1.30 %               1.30 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ................                            (5.80)%             (14.92)%(b)
           After expense reimbursements and waived fees .................                            (0.98)%              (0.94)%(b)

      Portfolio turnover rate ...........................................                            47.37 %              12.08 %

(a)   For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(b)   Annualized.









                                                                                                                         (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the Periods ended
                                                                                                            March 31,
                                                                                                  2004                 2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................................                      $      10.27          $     10.00

      Income from investment operations
           Net investment loss .........................................                             (0.10)               (0.03)
           Net realized and unrealized gain on investments .............                              4.04                 0.30
                                                                                               -----------          -----------

               Total from investment operations ........................                              3.94                 0.27
                                                                                               -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ..............                             (0.42)                0.00
                                                                                               -----------          -----------

Net asset value, end of period .........................................                       $     13.79          $     10.27
                                                                                               ===========          ===========

Total return ...........................................................                             38.49 %               2.70 %
                                                                                               ===========          ===========

Ratios/supplemental data
      Net assets, end of period ........................................                       $ 1,766,416          $   542,081
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............                              6.47 %              13.67 %(b)
           After expense reimbursements and waived fees ................                              1.55 %               1.56 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...............                             (6.15)%             (13.36)%(b)
           After expense reimbursements and waived fees ................                             (1.22)%              (1.25)%(b)

      Portfolio turnover rate ..........................................                             47.37 %              12.08 %

(a) For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(b) Annualized.









                                                                                     See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Mid-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund began operations on September 30, 2002. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss of $33,406, a reclassification adjustment of $28,914 has been charged to undistributed net realized gains, $4,492 has been charged to paid-in capital, and accumulated net investment loss has been credited $33,406, bringing it to zero.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.30% of the average daily net assets of the Fund's Institutional Shares and 1.55% of the daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $23,547 ($0.10 per share) and has reimbursed expenses in the amount of $128,705 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.





                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $2,656 of such expenses for the Investor Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,518,958 and $1,412,467, respectively, for the year ended March 31, 2004.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

          For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.42 per share in capital gain distributions for the year ended March 31, 2004, $0.05 represents long-term capital gains and $0.37 represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.









                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       99

                                      THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                ADDITIONAL INFORMATION

                                                    March 31, 2004
                                                     (Unaudited)



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                      100

                                      THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                ADDITIONAL INFORMATION

                                                    March 31, 2004
                                                     (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com
INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Mid-Cap Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the year and period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Mid-Cap Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the year and period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004



                                                        Member of
                                                        Deloitte Touche Tohmatsu

                    (This page was intentionally left blank.)

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II







For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Brown Capital Management
116 South Franklin Street                      1201 North Calvert Street
Post Office Drawer 4365                        Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                              World Wide Web @:

ncfunds.com                                    browncapital.com






                                                      [LOGO]
                                               BROWN CAPITAL MANAGEMENT

________________________________________________________________________________


                         Wilbanks Smith & Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                                            WST GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                 WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------

                                                                        May 2004

If everyone lived like Americans, then you'd need three planet Earths...to sustain that level of consumption.

                                      Peter Raven - Botanist and conservationist

With spring finally around the corner we appreciate the opportunity to pause and provide this annual market review. The recent NCAA basketball tournament provides an apt analogy for the stock market over the past twelve months as many favorites have failed to perform up to expectations and some underdogs have performed surprisingly well.

As usual most press coverage of global events focused on negatives, but from an economic perspective the news remains positive. The U.S. economy continues to chug along at a strong pace and American companies are posting very impressive earnings and cash flow results as the recovery gains traction. Importantly, job growth now appears to be accelerating. Strong global demand and shortages of commodities including plywood and steel have driven prices higher and boosted profits in commodity related industries.

Despite all of the challenges facing the U.S. now, we continue to believe that there are powerful long-term trends in place which will push the economy, stock prices and interest rates higher.

                         3/11, Iraq and the Battle Ahead
                         -------------------------------

As we were reminded by the March 11th tragedy in Madrid, the war on terrorism is far from over. Al Qaida and its sister terrorist organizations have been weakened by our efforts in Afghanistan and elsewhere, but the enemy was given a ten year head start during the nineties and we have much catching up to do. Despite our progress against the leaders of the organization there are still many sophisticated cells remaining and unfortunately there will be more violence as the battle progresses. The events in Madrid present a real dilemma for European countries which have until now avoided adopting measures like the U.S.A. Patriot Act. We anticipate a significant shift in policy as these countries face the prospect of further attacks which demand aggressive retaliation and more thoughtful and organized preventive measures. The capture of eight terrorists in Britain, just as they were preparing a half-ton fertilizer bomb, and the discovery of another bomb under a Spanish train are evidence of Europeans' need for tougher security measures.

There was some good news on the geopolitical scene with progress being made in Libya, Iran and on the India/Pakistan border. Libya gave up its life of crime and "turned state's evidence" by helping to reveal the illegal weapons shipments by Pakistan to rogue nations. The recent cricket match between the Indians and Pakistanis shows how quickly two countries can progress from open hostility and the threat of nuclear conflict to genuine friendship, both on the sporting field and in diplomatic channels. After witnessing the events in Iraq and Libya, Iran agreed to admit U.N. weapons inspectors, and they have agreed to close a nuclear reactor capable of producing weapons grade plutonium. China has become the lead negotiator with North Korea, promising more progress on that front during the year ahead. Meanwhile in Afghanistan local democratic tribal elections are seeing over 70% voter turnout and 35% of the representatives elected are women.

Iraq remains a very difficult situation for America. Casualties continue to mount and no clear end game strategy is yet evident. Still, gradual progress is being made as we approach the June 30 date on which the Iraqis assume leadership.

                   Market Review: Stocks and Bonds Push Higher
                   -------------------------------------------

The stock and bond markets both posted gains during the quarter, continuing the trends that began in March 2003. Small stocks posted the strongest U.S. returns while emerging markets won the global derby with Mexico and Japan leading the way with double-digit returns. Events such as 3-11 failed to dampen the spirits of global investors, and the synchronized economic recovery in the U.S., Europe and the Far East helped companies post strong profit growth.

Powerful earnings trends began to attract investor interest to U.S. blue chip growth companies after three years of lagging performance. Company after company reported better than expected profits. Cash flow from Pepsico, Caterpillar and Hewlett Packard^1 also exceeded analyst estimates by a wide margin. Technology stocks took a breather during the quarter despite very positive profit news as investors digested the double and triple-digit gains of 2003. Reports from technology companies remain very strong with global semiconductor sales expected to jump over 30%^2 during 2004 thanks to the growth in wireless, broadband and flat screen and high definition television.

Small and mid capitalization equities posted another good quarter with buying driven by huge mutual fund flows. Companies in these sectors benefited from the same forces that fueled the large cap gains but market dynamics pushed these companies higher faster than their larger brethren. Valuations for small capitalization stocks are now about equal to those for large cap companies so we expect more even performance after three years of outperformance by small caps.


          Low Interest Rates, Low Inventories and Huge Chinese Demand:
          ------------------------------------------------------------
                             a Powerful Combination
                             ----------------------

We believe investors are underestimating the magnitude of the global economic recovery now under way. Worldwide growth is turbocharged by the vast and growing demand from China and India while the Federal Reserve's thirteen interest rate cuts have pushed U.S. rates to their lowest levels in 40 years. The 2001-2002 recession and the resulting dearth of capital spending left companies with low inventories and aging equipment. We have predicted in previous letters that inventory restocking could add 2% to GDP during each of the next six quarters. As expected, capital spending has now increased and inventories are being rebuilt with the result being growth of 8.2%^3 during the third quarter and 4.1%^4 in the final quarter of 2003. Industries like homebuilding are posting record profits thanks to low interest rates and the strong economy. Backlogs remain strong and inventories of unsold homes are near record low levels. Housing prices continue to rise as developable land is in short supply in many parts of the country.

Demand from China has been an important engine for growth and has far exceeded even the most bullish forecasts of several years ago. Because this surge in demand has occurred in sync with the up-tick in capital spending and inventory replenishment in the U.S., shortages are occurring in markets as diverse as steel, lumber, gasoline and soybeans.

These forces have been a bonanza for U.S. companies. U.S. Steel is running plants at full capacity, West Virginia coal mines are sold out of product for the next year and railroads in the Midwest report a shortage of the train cars used to move grain and other crops to port for export. Norfolk Southern reported an 11% increase in coal exports during the past six months as Australian coal, which had been supplying Europe, is now purchased by China, thereby reopening European markets to U.S. coal. U.S. farm income doubled from $35 billion to $60 billion thanks to exports, and the trickle-down has resulted in increased sales of Deere^5 and Caterpillar^6 tractors. Rising energy and mining prices have
_____________________

^1 Holdings represent 3.3%, 2.7% and 2.5% of the Fund as of March 31, 2004
   respectively.
^2 Baseline, April 1, 2004.
^3 Baseline, April 15, 2004.
^4 Baseline, April 15, 2004.
^5 The Fund did not hold this security as of March 31, 2004.
^6 Holding represents 2.7% of the Fund as of March 31, 2004.

helped states like Wyoming report record budget surpluses and we expect similar results in other parts of the country as the expansion continues. We believe the global economy is entering a new phase of growth that will last for several years, and investors should benefit as earnings and cash flow trends will be powerful drivers of the stock market.

        Globalization and Outsourcing: Short Term Pain for Long Term Gain
        -----------------------------------------------------------------

The issues surrounding globalization and the outsourcing of jobs are under debate now and will become a major focus of the Presidential election campaign. Opponents of globalization decry the loss of almost 3 million jobs as evidence that outsourcing of labor by U.S. companies is bad for the economy and bad for America. Nothing could be further from the truth.

Free market economies will always allocate resources to maximize return on investment and growth. Because productivity gains are so rapid in today's world, and because some job functions can be performed more efficiently overseas, job growth in the U.S. has occurred more slowly than some expected. As the March employment report demonstrated, however, the inexorable progress of the global economy ensures that U.S.^7 labor markets will remain healthy. Importantly, job growth in the U.S. will be most robust in higher skill, higher wage occupations whose functions cannot be automated or sent offshore. The social pitfall we face is a growing gap between these high level jobs and the low skill labor at the other end of the employment spectrum. Our challenge will be to improve our education and training programs to ensure that the workers whose jobs are replaced by computers or moved to India move up the value chain to better jobs. Economic growth by nature results in short term dislocations, but history has shown time and time again that allowing free market forces to allocate resources results in higher job growth rates and better jobs in the future. While parts of North Carolina lost jobs due to the declining textile and furniture industries, the Research Triangle became a hotbed of high paying tech jobs.

Former Citigroup Chairman Walter Wriston wrote recently about a phenomenon that he calls "insourcing" of jobs to the U.S.^8 He notes that foreign companies now account for over 22% of U.S. exports and generate payrolls of over $350 billion annually in America. Ironically much of the benefit of this insourcing is in the Midwest, where political pressure against outsourcing has been strongest. Several of the Japanese car manufacturers have opened plants in the U.S., just a few years after they were villainized for decimating the U.S. auto industry. The resurgence of the U.S. steel industry is a direct result of foreign demand for scrap and finished steel products, and global drug giant Novartis^9 recently announced that they will relocate their worldwide research and development facility to New Jersey from Switzerland to gain access to cutting edge expertise found only in the U.S. By allowing resources to flow to the uses that maximize their value, free trade promotes growth both domestically and abroad and is in the best interest of American labor.

                  Portfolio Strategy: Remain Focused on Quality
                  ---------------------------------------------

The stock market rally in 2003 was led by companies with poor fundamentals and low prices. Large capitalization companies with strong finances and global exposure trailed the broader market despite being the prime beneficiaries of the trends discussed above. The S&P 500 index remains 27%^10 below its peak price despite last year's strong rally while small and mid-cap companies have repaired most of the damage. While the market has not fully recognized it, the financial outlook for the companies in the Wilbanks, Smith & Thomas large cap equity universe continues to be strong with most names posting record profits and cash flow. Free cash flow is one of the clearest measures of corporate health and the

_________________________
7 Business Week, March 2004.
8 The Wall Street Journal, March 28, 2004.
9 The Fund did not hold this security as of March 31, 2004.
10 Baseline, April 15, 2004.

chart below highlights the powerful trends that remain in place. As we noted before, we believe earnings leverage during this economic recovery will far exceed analyst estimates and recent corporate profit announcements underscore this theme.

The healthcare sector has been a focus of much of our attention over the past few quarters as we have added positions in industry leaders Biogen IDEC, Boston Scientific, Forest Laboratories and Teva Pharmaceuticals^11. The early results have been very positive as we positioned the Fund in front of major product rollouts with drug eluting stents (Boston Scientific), new Alzheimer's medications (Forest Laboratories) and the worldwide growth of generic drugs
(Teva). We remain bullish on our pharmaceutical names, Pfizer and Johnson & Johnson^12, but are very encouraged by the results of the more recent purchases.


                           --------------------------
                           WST - Best in Class Stocks
                           --------------------------
------------------------- --------------------- --------------------------------
                              S&P Ranking**        Free Cash Flow* (millions)
------------------------- --------------------- --------------------------------
Microsoft^13                       B+                       14,049
------------------------- --------------------- --------------------------------
General Electric^13                A+                       12,879
------------------------- --------------------- --------------------------------
Exxon^13                           A-                        8,694
------------------------- --------------------- --------------------------------
Intel^13                           A                         7,335
------------------------- --------------------- --------------------------------
Johnson & Johnson^13               A+                        5,587
------------------------- --------------------- --------------------------------
Pfizer^13                          A                         4,745
------------------------- --------------------- --------------------------------
Cisco^13                           B+                        4,523
------------------------- --------------------- --------------------------------
Hewlett Packard^13                 A-                        3,085
------------------------- --------------------- --------------------------------
Pepsico^13                         A+                        1,913
------------------------- --------------------- --------------------------------
Home Depot^13                      A+                        1,561
------------------------- --------------------- --------------------------------
Anheuser Busch^13                  A+                        1,293
------------------------- --------------------- --------------------------------

* Free Cash Flow is defined as Cash Flow from Operations less Capital Expenditures and Dividends. Data is through December 31, 2003.
**The S&P Ranking System measures the historical growth of earnings and dividends.
Source: Baseline

The Fund's performance (see table below) on a quarter-to-date and year-to-date basis has outperformed its relative benchmark, the Lipper Large Cap Core Index. The Fund's investment in high quality, consistent earnings growth securities has marked the difference. The Fund's holdings have not seen the loss in the last year that lower quality stocks have. Relative to the S&P 500 Index, the Fund has outperformed it on a quarter-to-date basis but underperformed on a year-to-date basis. The difference can be explained by, among other things, the difference of composition between the Fund's portfolio holdings and the S&P 500 Index.


Through March 31, 2004. Past performance does not guarantee future returns.
-------------------------------- ------------- ------------ ------------- --------------------
PERFORMANCE RETURNS                 Quarter       1 Year       5 Year*      Since Inception*
-------------------------------- ------------- ------------ ------------- --------------------
Institutional Shares                 2.09%        31.26%        -6.19%           -1.17%
-------------------------------- ------------- ------------ ------------- --------------------
Lipper Large Cap Core Index^14       1.00%        30.10%        -1.72%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
S&P 500^15                           1.69%        35.12%        -1.20%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
* Fund inception is September 30, 1997. Since Inception and 5 Year returns are annualized.

__________________________
^11 Holdings represent 2.8%, 2.9%, 2.7% and 2.4% of the Fund as of March 31,
    2004 respectively.
^12 Holdings represent 2.9% and 2.6% of the Fund as of March 31, 2004 respectively.
^13 Holdings represent 2.9%, 3.0%, 2.3%, 2.6%, 2.6%, 2.9%, 2.6%, 2.5%, 3.3%,
    2.8% and 2.8% of the Fund as of March 31, 2004 respectively.
^14 Lipper, April 1, 2004
^15 Bloomberg, April 1, 2004

                                     Summary
                                     -------

As the June deadline for the transition to self-rule in Iraq passes and the political campaigns heat up this summer, the markets will be buffeted by the daily news. With the global economy strengthening and America leading the transition to new technologies and ways of doing business, we remain very bullish on the next ten years for investors.

On an important administrative note, we are very happy to announce that Kyle Elliott and Mark Warden are now Principals in the firm. As our team continues to grow our objective is to provide the best advice possible in all aspects of your financial life. Please feel free to contact us with any questions or concerns, and have a great Spring!


Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden





--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, investment advisor risk, market sector risk, credit risk, maturity risk, investment-grade securities risk, junk bonds or lower rated securities risk, and portfolio turnover risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This annual report will be distributed to shareholders on or about May 26, 2004.

                                 WST GROWTH FUND
                           Institutional Class Shares

                          Performance Update - $25,000
       Investment For the period from September 30, 1997 (Date of Initial
                      Public Investment) to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                                  WST Growth
                              Fund Institutional          S&P 500 Total
                                 Class Shares             Return Index
--------------------------------------------------------------------------------

      9/30/1997                     $25,000                 $25,000
      3/31/1998                      28,179                  29,306
      9/30/1998                      24,759                  27,262
      3/31/1999                      31,873                  34,715
      9/30/1999                      30,675                  34,842
      3/31/2000                      35,442                  40,944
      9/30/2000                      32,422                  39,470
      3/31/2001                      26,906                  32,069
      9/30/2001                      22,538                  28,963
      3/31/2002                      24,759                  32,146
      9/30/2002                      17,846                  23,029
      3/31/2003                      17,646                  24,186
      9/30/2003                      20,541                  28,648
      3/31/2004                      23,162                  32,680


This  graph  depicts  the  performance  of the  WST  Growth  Fund  (the  "Fund")
Institutional Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
        ----------------- ---------------- -----------------------------
             One Year        Five Years       Since 9/30/97 (Date of
                                             Initial Public Investment)
        ----------------- ---------------- -----------------------------
              31.26 %          (6.19)%               (1.17)%
        ----------------- ---------------- -----------------------------


>>   The graph assumes an initial $25,000 investment at September 30, 1997 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2004, the value of the Fund's Institutional Class Shares would have decreased to $23,162 - a cumulative total investment return of (7.35)% since September 30, 1997.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $32,680 - a cumulative total investment return of 30.72% since September 30, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.64%

Aerospace / Defense - 2.18%
     Lockheed Martin Corporation ...............................................                     3,500              $   159,740
                                                                                                                        -----------

Banks - 2.31%
     State Street Corporation ..................................................                     3,250                  169,422
                                                                                                                        -----------

Beverages - 6.08%
     Anheuser-Busch Companies, Inc. ............................................                     4,000                  204,000
     PepsiCo, Inc. .............................................................                     4,500                  242,325
                                                                                                                        -----------
                                                                                                                            446,325
                                                                                                                        -----------
Biotechnology - 2.80%
  (a)Biogen Idec, Inc. .........................................................                     3,700                  205,720
                                                                                                                        -----------

Computers - 2.49%
     Hewlett-Packard Company ...................................................                     8,000                  182,720
                                                                                                                        -----------

Diversified Financial Services - 8.27%
     A.G. Edwards, Inc. ........................................................                     4,250                  166,260
     American Express Company ..................................................                     4,000                  207,400
     Citigroup, Inc. ...........................................................                     4,500                  232,650
                                                                                                                        -----------
                                                                                                                            606,310
                                                                                                                        -----------
Environmental Control - 2.88%
     Waste Management, Inc. ....................................................                     7,000                  211,260
                                                                                                                        -----------

Healthcare - Products - 5.52%
  (a)Boston Scientific Corporation .............................................                     5,000                  211,900
     Johnson & Johnson .........................................................                     3,800                  192,736
                                                                                                                        -----------
                                                                                                                            404,636
                                                                                                                        -----------
Insurance - 7.00%
     AFLAC Incorporated ........................................................                     4,000                  160,560
     American International Group ..............................................                     3,000                  214,050
     Marsh & McLennan Companies, Inc. ..........................................                     3,000                  138,900
                                                                                                                        -----------
                                                                                                                            513,510
                                                                                                                        -----------
Internet - 2.37%
  (a)InterActive Corporation ...................................................                     5,500                  173,745
                                                                                                                        -----------

Machinery - Construction & Mining - 2.69%
     Caterpillar Inc. ..........................................................                     2,500                  197,675
                                                                                                                        -----------





                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 7.57%
        (a)Comcast Corporation .....................................................                 6,250              $   174,250
           The New York Times Company ..............................................                 4,000                  176,800
           Viacom, Inc. ............................................................                 5,200                  203,892
                                                                                                                        -----------
                                                                                                                            554,942
                                                                                                                        -----------
      Miscellaneous Manufacturing - 5.98%
           General Electric Company ................................................                 7,250                  221,270
           Tyco International Ltd. .................................................                 7,600                  217,740
                                                                                                                        -----------
                                                                                                                            439,010
                                                                                                                        -----------
      Oil & Gas - 4.54%
           Exxon Mobil Corporation .................................................                 4,000                  166,360
           Royal Dutch Petroleum Company ...........................................                 3,500                  166,530
                                                                                                                        -----------
                                                                                                                            332,890
                                                                                                                        -----------
      Oil & Gas - Services - 2.35%
           Schlumberger, Ltd. ......................................................                 2,700                  172,395
                                                                                                                        -----------

      Pharmaceuticals - 7.92%
        (a)Forest Laboratories, Inc. ...............................................                 2,700                  193,374
           Pfizer Inc. .............................................................                 6,000                  210,300
           Teva Pharmaceutical Industries, Ltd. ....................................                 2,800                  177,548
                                                                                                                        -----------
                                                                                                                            581,222
                                                                                                                        -----------
      Retail - Specialty Line - 7.97%
           RadioShack Corporation ..................................................                 6,000                  198,960
           Target Corporation ......................................................                 4,000                  180,160
           The Home Depot, Inc. ....................................................                 5,500                  205,480
                                                                                                                        -----------
                                                                                                                            584,600
                                                                                                                        -----------
      Semiconductors - 5.19%
           Intel Corporation .......................................................                 7,000                  190,400
           Texas Instruments, Inc. .................................................                 6,500                  189,930
                                                                                                                        -----------
                                                                                                                            380,330
                                                                                                                        -----------
      Software - 6.01%
           Computer Associates International, Inc. .................................                 8,500                  228,310
           Microsoft Corporation ...................................................                 8,500                  212,245
                                                                                                                        -----------
                                                                                                                            440,555
                                                                                                                        -----------
      Telecommunications - 7.52%
        (a)Cisco Systems, Inc. .....................................................                 8,000                  188,160
        (a)Nextel Communication Inc. ...............................................                 6,500                  160,745
           Nokia Oyj - ADR .........................................................                10,000                  202,800
                                                                                                                        -----------
                                                                                                                            551,705
                                                                                                                        -----------

           Total Common Stocks (Cost $6,203,087) ..........................................................               7,308,712
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.61%

           Evergreen Select Money Market Fund Class I #495 ..................................       44,578              $    44,578
           (Cost $44,578)                                                                                               -----------


Total Value of Investments (Cost $6,247,665 (b)) ............................................       100.25 %            $ 7,353,290
Liabilities in Excess of Other Assets .......................................................        (0.25)%                (18,238)
                                                                                                 ---------              -----------
      Net Assets ............................................................................       100.00 %            $ 7,335,052
                                                                                                 =========              ===========


      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,215,346
           Unrealized depreciation .......................................................................                 (109,721)
                                                                                                                        -----------


                      Net unrealized appreciation ........................................................              $ 1,105,625
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $6,247,665) .........................................................                 $ 7,353,290
      Income receivable ...............................................................................                       7,980
      Other asset .....................................................................................                       5,888
                                                                                                                        -----------

           Total assets ...............................................................................                   7,367,158
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      31,349
      Other liability .................................................................................                         757
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,106
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 7,335,052
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $10,895,272
      Accumulated net realized loss on investments ....................................................                  (4,665,845)
      Net unrealized appreciation on investments ......................................................                   1,105,625
                                                                                                                        -----------
                                                                                                                        $ 7,335,052
                                                                                                                        ===========
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($196,731 / 22,158 shares) .................................................................                 $      8.88
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($6,550,863 / 705,720 shares) ..............................................................                 $      9.28
                                                                                                                        ===========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($587,458 / 65,408 shares) .................................................................                 $      8.98
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $8.98) .........................................                 $      9.33
                                                                                                                        ===========















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   117,387
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   66,686
           Fund administration fees (note 2) .............................................................                   15,560
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,419
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,259
           Custody fees ..................................................................................                    5,031
           Registration and filing administration fees (note 2) ..........................................                    5,614
           Fund accounting fees (note 2) .................................................................                   45,889
           Audit fees ....................................................................................                   16,675
           Legal fees ....................................................................................                   14,685
           Securities pricing fees .......................................................................                    3,115
           Shareholder recordkeeping fees (note 2) .......................................................                   30,000
           Other accounting fees (note 2) ................................................................                    8,440
           Shareholder servicing expenses ................................................................                    3,128
           Registration and filing expenses ..............................................................                    5,186
           Printing expenses .............................................................................                    3,910
           Trustee fees and meeting expenses .............................................................                    4,670
           Other operating expenses ......................................................................                    6,077
                                                                                                                        -----------


               Total expenses ............................................................................                  239,344

               Less:
                    Expense reimbursements (note 2) ......................................................                   (6,490)
                    Investment advisory fees waived (note 2) .............................................                  (58,607)

                                                                                                                        -----------

               Net expenses ..............................................................................                  174,247
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (56,860)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (53,029)
      Change in unrealized appreciation (depreciation) on investments ....................................                2,589,909
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,536,880
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,480,020
                                                                                                                        ===========





See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                  $   (56,860)             $   (43,739)
         Net realized loss from investment transactions .....................                      (53,029)              (1,961,244)
         Change in unrealized appreciation (depreciation) on investments ....                    2,589,909               (2,209,435)
                                                                                               -----------              -----------

              Net increase (decrease) in net assets resulting from operations                    2,480,020               (4,214,418)
                                                                                               -----------              -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (4,578,772)              (2,687,909)
                                                                                               -----------              -----------

                     Total decrease in net assets ...........................                   (2,098,752)              (6,902,327)

NET ASSETS
     Beginning of year ......................................................                    9,433,804               16,336,131
                                                                                               -----------              -----------

     End of year ............................................................                  $  7,335,052             $ 9,433,804
                                                                                               ============             ===========


(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2004                                    2003

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                  CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................       (10,028)             (75,145)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (10,028)         $   (75,145)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ...........................................       73,949          $   602,525              291,252          $ 2,295,222
Shares redeemed .......................................     (571,519)          (4,806,938)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (497,570)         $(4,204,413)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ...........................................          397          $     3,566               16,337          $   155,199
Shares redeemed .......................................      (37,727)            (302,780)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................      (37,330)         $  (299,214)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ...........................................       74,346          $   606,091              307,589          $ 2,450,421
Shares redeemed .......................................     (619,274)          (5,184,863)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (544,928)         $(4,578,772)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


                                                                               For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                          2004           2003            2002          2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  Income (loss) from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized gain (loss) on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(b)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(b)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ....    (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(b)
       After expense reimbursements and waived fees .....    (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(b)

  Portfolio turnover rate ................................   33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                            2004         2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  Income (loss) from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized gain (loss) on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                           2004           2003          2002               2001              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  Income (loss) from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized gain (loss) on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..      (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees ...      (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .............................      33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge


                                                                                     See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,618,559, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010,  $2,480,793 expires in the year 2011, and $531,295 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $56,860 has been charged to paid-in capital and accumulated net investment loss has been credited $56,860, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.50% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 3.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 3.25% of the average daily net assets of the Fund's Class C Shares, effective January 1, 2004. Prior to January 1, 2004 the expense limitation agreement provided that total Fund operating expenses were limited to not more than 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $58,607 ($0.05 per share) and reimbursed expenses amounting to $6,490 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,259 of such expenses for the Investor Class Shares and $1,419 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,847,978 and $7,003,496, respectively, for the year ended March 31, 2004.


                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee       President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002;  Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President     Fund);  Vice President of Capital
27622                        Principal    since  1990;  Investment     Counsel,      Inc.
                             Executive    Principal     (advisor  of  the  Capital  Value
                             Officer,     Executive     Fund);   President   of   Capital
                             Capital      Officer       Investment    Brokerage,     Inc.
                             Value Fund   since 2002    (broker/dealer     firm);     and
                                                        President of Capital Value  Fund;
                                                        Trustee   of the    Trust since
                                                        September 2002; previously,
                                                        Trustee  of the  Trust from  1990
                                                        until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                         Wilbanks Smith & Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                                                 WST GROWTH FUND INVESTOR SHARES
--------------------------------------------------------------------------------
                                  WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------

                                                                        May 2004

If everyone lived like Americans, then you'd need three planet Earths...to sustain that level of consumption.
                                      Peter Raven - Botanist and conservationist

With spring finally around the corner we appreciate the opportunity to pause and provide this annual market review. The recent NCAA basketball tournament provides an apt analogy for the stock market over the past twelve months as many favorites have failed to perform up to expectations and some underdogs have performed surprisingly well.

As usual most press coverage of global events focused on negatives, but from an economic perspective the news remains positive. The U.S. economy continues to chug along at a strong pace and American companies are posting very impressive earnings and cash flow results as the recovery gains traction. Importantly, job growth now appears to be accelerating. Strong global demand and shortages of commodities including plywood and steel have driven prices higher and boosted profits in commodity related industries.

Despite all of the challenges facing the U.S. now, we continue to believe that there are powerful long-term trends in place which will push the economy, stock prices and interest rates higher.

                         3/11, Iraq and the Battle Ahead
                         -------------------------------

As we were reminded by the March 11th tragedy in Madrid, the war on terrorism is far from over. Al Qaida and its sister terrorist organizations have been weakened by our efforts in Afghanistan and elsewhere, but the enemy was given a ten year head start during the nineties and we have much catching up to do. Despite our progress against the leaders of the organization there are still many sophisticated cells remaining and unfortunately there will be more violence as the battle progresses. The events in Madrid present a real dilemma for European countries which have until now avoided adopting measures like the U.S.A. Patriot Act. We anticipate a significant shift in policy as these countries face the prospect of further attacks which demand aggressive retaliation and more thoughtful and organized preventive measures. The capture of eight terrorists in Britain, just as they were preparing a half-ton fertilizer bomb, and the discovery of another bomb under a Spanish train are evidence of Europeans' need for tougher security measures.

There was some good news on the geopolitical scene with progress being made in Libya, Iran and on the India/Pakistan border. Libya gave up its life of crime and "turned state's evidence" by helping to reveal the illegal weapons shipments by Pakistan to rogue nations. The recent cricket match between the Indians and Pakistanis shows how quickly two countries can progress from open hostility and the threat of nuclear conflict to genuine friendship, both on the sporting field and in diplomatic channels. After witnessing the events in Iraq and Libya, Iran agreed to admit U.N. weapons inspectors, and they have agreed to close a nuclear reactor capable of producing weapons grade plutonium. China has become the lead negotiator with North Korea, promising more progress on that front during the year ahead. Meanwhile in Afghanistan local democratic tribal elections are seeing over 70% voter turnout and 35% of the representatives elected are women.

Iraq remains a very difficult situation for America. Casualties continue to mount and no clear end game strategy is yet evident. Still, gradual progress is being made as we approach the June 30 date on which the Iraqis assume leadership.

                   Market Review: Stocks and Bonds Push Higher
                   -------------------------------------------

The stock and bond markets both posted gains during the quarter, continuing the trends that began in March 2003. Small stocks posted the strongest U.S. returns while emerging markets won the global derby with Mexico and Japan leading the way with double-digit returns. Events such as 3-11 failed to dampen the spirits of global investors, and the synchronized economic recovery in the U.S., Europe and the Far East helped companies post strong profit growth.

Powerful earnings trends began to attract investor interest to U.S. blue chip growth companies after three years of lagging performance. Company after company reported better than expected profits. Cash flow from Pepsico, Caterpillar and Hewlett Packard^1 also exceeded analyst estimates by a wide margin. Technology stocks took a breather during the quarter despite very positive profit news as investors digested the double and triple-digit gains of 2003. Reports from technology companies remain very strong with global semiconductor sales expected to jump over 30%^2 during 2004 thanks to the growth in wireless, broadband and flat screen and high definition television.

Small and mid capitalization equities posted another good quarter with buying driven by huge mutual fund flows. Companies in these sectors benefited from the same forces that fueled the large cap gains but market dynamics pushed these companies higher faster than their larger brethren. Valuations for small capitalization stocks are now about equal to those for large cap companies so we expect more even performance after three years of outperformance by small caps.

          Low Interest Rates, Low Inventories and Huge Chinese Demand:
          ------------------------------------------------------------
                             a Powerful Combination
                             ----------------------

We believe investors are underestimating the magnitude of the global economic recovery now under way. Worldwide growth is turbocharged by the vast and growing demand from China and India while the Federal Reserve's thirteen interest rate cuts have pushed U.S. rates to their lowest levels in 40 years. The 2001-2002 recession and the resulting dearth of capital spending left companies with low inventories and aging equipment. We have predicted in previous letters that inventory restocking could add 2% to GDP during each of the next six quarters. As expected, capital spending has now increased and inventories are being rebuilt with the result being growth of 8.2%^3 during the third quarter and 4.1%^4 in the final quarter of 2003. Industries like homebuilding are posting record profits thanks to low interest rates and the strong economy. Backlogs remain strong and inventories of unsold homes are near record low levels. Housing prices continue to rise as developable land is in short supply in many parts of the country.

Demand from China has been an important engine for growth and has far exceeded even the most bullish forecasts of several years ago. Because this surge in demand has occurred in sync with the up-tick in capital spending and inventory replenishment in the U.S., shortages are occurring in markets as diverse as steel, lumber, gasoline and soybeans.

These forces have been a bonanza for U.S. companies. U.S. Steel is running plants at full capacity, West Virginia coal mines are sold out of product for the next year and railroads in the Midwest report a shortage of the train cars used to move grain and other crops to port for export. Norfolk Southern reported an 11% increase in coal exports during the past six months as Australian coal, which had been supplying Europe, is now purchased by China, thereby reopening European markets to U.S. coal. U.S. farm income doubled from $35 billion to $60 billion thanks to exports, and the trickle-down has resulted in increased sales of Deere^5 and Caterpillar^6 tractors. Rising energy and mining prices have
____________________
^1 Holdings represent 3.3%, 2.7% and 2.5% of the Fund as of March 31, 2004
   respectively.
^2 Baseline, April 1, 2004.
^3 Baseline, April 15, 2004.
^4 Baseline, April 15, 2004.
^5 The Fund did not hold this security as of March 31, 2004.
^6 Holding represents 2.7% of the Fund as of March 31, 2004.

helped states like Wyoming report record budget surpluses and we expect similar results in other parts of the country as the expansion continues. We believe the global economy is entering a new phase of growth that will last for several years, and investors should benefit as earnings and cash flow trends will be powerful drivers of the stock market.

        Globalization and Outsourcing: Short Term Pain for Long Term Gain
        -----------------------------------------------------------------

The issues surrounding globalization and the outsourcing of jobs are under debate now and will become a major focus of the Presidential election campaign. Opponents of globalization decry the loss of almost 3 million jobs as evidence that outsourcing of labor by U.S. companies is bad for the economy and bad for America. Nothing could be further from the truth.

Free market economies will always allocate resources to maximize return on investment and growth. Because productivity gains are so rapid in today's world, and because some job functions can be performed more efficiently overseas, job growth in the U.S. has occurred more slowly than some expected. As the March employment report demonstrated, however, the inexorable progress of the global economy ensures that U.S.^7 labor markets will remain healthy. Importantly, job growth in the U.S. will be most robust in higher skill, higher wage occupations whose functions cannot be automated or sent offshore. The social pitfall we face is a growing gap between these high level jobs and the low skill labor at the other end of the employment spectrum. Our challenge will be to improve our education and training programs to ensure that the workers whose jobs are replaced by computers or moved to India move up the value chain to better jobs. Economic growth by nature results in short term dislocations, but history has shown time and time again that allowing free market forces to allocate resources results in higher job growth rates and better jobs in the future. While parts of North Carolina lost jobs due to the declining textile and furniture industries, the Research Triangle became a hotbed of high paying tech jobs.

Former Citigroup Chairman Walter Wriston wrote recently about a phenomenon that he calls "insourcing" of jobs to the U.S.^8 He notes that foreign companies now account for over 22% of U.S. exports and generate payrolls of over $350 billion annually in America. Ironically much of the benefit of this insourcing is in the Midwest, where political pressure against outsourcing has been strongest. Several of the Japanese car manufacturers have opened plants in the U.S., just a few years after they were villainized for decimating the U.S. auto industry. The resurgence of the U.S. steel industry is a direct result of foreign demand for scrap and finished steel products, and global drug giant Novartis^9 recently announced that they will relocate their worldwide research and development facility to New Jersey from Switzerland to gain access to cutting edge expertise found only in the U.S. By allowing resources to flow to the uses that maximize their value, free trade promotes growth both domestically and abroad and is in the best interest of American labor.

                  Portfolio Strategy: Remain Focused on Quality
                  ---------------------------------------------

The stock market rally in 2003 was led by companies with poor fundamentals and low prices. Large capitalization companies with strong finances and global exposure trailed the broader market despite being the prime beneficiaries of the trends discussed above. The S&P 500 index remains 27%^10 below its peak price despite last year's strong rally while small and mid-cap companies have repaired most of the damage. While the market has not fully recognized it, the financial outlook for the companies in the Wilbanks, Smith & Thomas large cap equity universe continues to be strong with most names posting record profits and cash flow. Free cash flow is one of the clearest measures of corporate health and the chart below highlights the powerful trends that remain in place. As we noted before, we believe earnings leverage during this economic recovery will far
____________________
^7 Business Week, March 2004.
^8 The Wall Street Journal, March 28, 2004.
^9 The Fund did not hold this security as of March 31, 2004.
^10 Baseline, April 15, 2004.

exceed analyst estimates and recent corporate profit announcements underscore this theme.

The healthcare sector has been a focus of much of our attention over the past few quarters as we have added positions in industry leaders Biogen IDEC, Boston Scientific, Forest Laboratories and Teva Pharmaceuticals^11. The early results have been very positive as we positioned the Fund in front of major product rollouts with drug eluting stents (Boston Scientific), new Alzheimer's medications (Forest Laboratories) and the worldwide growth of generic drugs
(Teva). We remain bullish on our pharmaceutical names, Pfizer and Johnson & Johnson^12, but are very encouraged by the results of the more recent purchases.

                           --------------------------
                           WST - Best in Class Stocks
                           --------------------------

------------------------- --------------------- --------------------------------
                             S&P Ranking**        Free Cash Flow* (millions)
------------------------- --------------------- --------------------------------
Microsoft^13                       B+                       14,049
------------------------- --------------------- --------------------------------
General Electric^13                A+                       12,879
------------------------- --------------------- --------------------------------
Exxon^13                           A-                        8,694
------------------------- --------------------- --------------------------------
Intel^13                           A                         7,335
------------------------- --------------------- --------------------------------
Johnson & Johnson^13               A+                        5,587
------------------------- --------------------- --------------------------------
Pfizer^13                          A                         4,745
------------------------- --------------------- --------------------------------
Cisco^13                           B+                        4,523
------------------------- --------------------- --------------------------------
Hewlett Packard^13                 A-                        3,085
------------------------- --------------------- --------------------------------
Pepsico^13                         A+                        1,913
------------------------- --------------------- --------------------------------
Home Depot^13                      A+                        1,561
------------------------- --------------------- --------------------------------
Anheuser Busch^13                  A+                        1,293
------------------------- --------------------- --------------------------------
 *Free Cash Flow is defined as Cash Flow from Operations less Capital
  Expenditures and Dividends. Data is through December 31, 2003.
**The S&P Ranking System measures the historical growth of earnings and dividends.
Source: Baseline

The Fund's performance, without load fees, (see table below) on a quarter-to-date and year-to-date basis has outperformed its relative benchmark, the Lipper Large Cap Core Index. With load fees, the Fund has slightly underperformed its relative benchmark. The Fund's investment in high quality, consistent earnings growth securities has marked the difference. The Fund's holdings have not seen the loss in the last year that lower quality stocks have. Relative to the S&P 500 Index, the Fund has outperformed it on a quarter-to-date basis but underperformed on a year-to-date basis. The difference can be explained by, among other things, the difference of composition between the Fund's portfolio holdings and the S&P 500 Index.


Through March 31, 2004. Past performance does not guarantee future returns.
-------------------------------- ------------- ------------ ------------- --------------------
PERFORMANCE RETURNS                 Quarter       1 Year      5 Year***     Since Inception***
-------------------------------- ------------- ------------ ------------- --------------------
Investor without load*               2.05%        30.52%       -6.65%           -1.93%
-------------------------------- ------------- ------------ ------------- --------------------
Investor with load**                -1.78%        25.63%       -7.36%           -2.50%
-------------------------------- ------------- ------------ ------------- --------------------
Lipper Large Cap Core Index^14       1.00%        30.10%       -1.72%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
S&P 500^15                           1.69%        35.12%       -1.20%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
*  Before maximum sales load.
** Net of maximum 3.75% sales charge.
***Fund inception is October 3, 1997.  Since Inception and 5 Year returns are annualized.

____________________
^11 Holdings represent 2.8%, 2.9%, 2.7% and 2.4% of the Fund as of March 31,
    2004 respectively.
^12 Holdings  represent  2.9% and 2.6% of the Fund as of March 31, 2004 respectively.
^13 Holdings represent 2.9%, 3.0%, 2.3%, 2.6%, 2.6%, 2.9%, 2.6%, 2.5%, 3.3%,
    2.8% and 2.8% of the Fund as of March 31, 2004 respectively.
^14 Lipper, April 1, 2004
^15 Bloomberg, April 1, 2004

                                     Summary
                                     -------

As the June deadline for the transition to self-rule in Iraq passes and the political campaigns heat up this summer, the markets will be buffeted by the daily news. With the global economy strengthening and America leading the transition to new technologies and ways of doing business, we remain very bullish on the next ten years for investors.

On an important administrative note, we are very happy to announce that Kyle Elliott and Mark Warden are now Principals in the firm. As our team continues to grow our objective is to provide the best advice possible in all aspects of your financial life.
Please feel free to contact us with any questions or concerns, and have a great Spring!


Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden




--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, investment advisor risk, market sector risk, credit risk, maturity risk, investment-grade securities risk, junk bonds or lower rated securities risk, and portfolio turnover risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This annual report will be distributed to shareholders on or about May 26, 2004.

                                 WST GROWTH FUND
                              Investor Class Shares

                     Performance Update - $10,000 Investment
              For the period from October 3, 1997 (Date of Initial
                      Public Investment) to March 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                             WST Growth Fund                 S&P 500 Total
                          Investor Class Shares              Return Index
--------------------------------------------------------------------------------

      10/3/1997                $ 9,625                         $10,000
      3/31/1998                 10,637                          11,505
      9/30/1998                  9,324                          10,702
      3/31/1999                 11,969                          13,629
      9/30/1999                 11,487                          13,678
      3/31/2000                 13,244                          16,074
      9/30/2000                 12,092                          15,495
      3/31/2001                 10,004                          12,590
      9/30/2001                  8,360                          11,370
      3/31/2002                  9,163                          12,620
      9/30/2002                  6,584                           9,041
      3/31/2003                  6,499                           9,495
      9/30/2003                  7,548                          11,246
      3/31/2004                  8,483                          12,830


This graph depicts the performance of the WST Growth Fund (the "Fund") Investor Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
--------------------------------- ------------ ------------- --------------------------
                                    One Year     Five Years    Since 10/3/97 (Date of
                                                                   Initial Public
                                                                     Investment)
--------------------------------- ------------ ------------- --------------------------
         No Sales Load              30.52 %       (6.65)%             (1.93)%
--------------------------------- ------------ ------------- --------------------------
    3.75% Maximum Sales Load        25.63 %       (7.36)%             (2.50)%
--------------------------------- ------------ ------------- --------------------------


>>   The graph  assumes an initial  $10,000  investment  ($9,625 after a maximum
     sales  load  of  3.75%)  at  October  3,  1997  (date  of  initial   public
     investment). All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund's Investor Class Shares would have decreased to $8,483 - a cumulative total investment return of (15.17)% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the Fund's Investor Class Shares would have decreased to $8,814 - a cumulative total investment return of (11.86)% since October 3, 1997.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $12,830 - a cumulative total investment return of 28.30% since October 3, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.64%

Aerospace / Defense - 2.18%
     Lockheed Martin Corporation ...............................................                     3,500              $   159,740
                                                                                                                        -----------

Banks - 2.31%
     State Street Corporation ..................................................                     3,250                  169,422
                                                                                                                        -----------

Beverages - 6.08%
     Anheuser-Busch Companies, Inc. ............................................                     4,000                  204,000
     PepsiCo, Inc. .............................................................                     4,500                  242,325
                                                                                                                        -----------
                                                                                                                            446,325
                                                                                                                        -----------
Biotechnology - 2.80%
  (a)Biogen Idec, Inc. .........................................................                     3,700                  205,720
                                                                                                                        -----------

Computers - 2.49%
     Hewlett-Packard Company ...................................................                     8,000                  182,720
                                                                                                                        -----------

Diversified Financial Services - 8.27%
     A.G. Edwards, Inc. ........................................................                     4,250                  166,260
     American Express Company ..................................................                     4,000                  207,400
     Citigroup, Inc. ...........................................................                     4,500                  232,650
                                                                                                                        -----------
                                                                                                                            606,310
                                                                                                                        -----------
Environmental Control - 2.88%
     Waste Management, Inc. ....................................................                     7,000                  211,260
                                                                                                                        -----------

Healthcare - Products - 5.52%
  (a)Boston Scientific Corporation .............................................                     5,000                  211,900
     Johnson & Johnson .........................................................                     3,800                  192,736
                                                                                                                        -----------
                                                                                                                            404,636
                                                                                                                        -----------
Insurance - 7.00%
     AFLAC Incorporated ........................................................                     4,000                  160,560
     American International Group ..............................................                     3,000                  214,050
     Marsh & McLennan Companies, Inc. ..........................................                     3,000                  138,900
                                                                                                                        -----------
                                                                                                                            513,510
                                                                                                                        -----------
Internet - 2.37%
  (a)InterActive Corporation ...................................................                     5,500                  173,745
                                                                                                                        -----------

Machinery - Construction & Mining - 2.69%
     Caterpillar Inc. ..........................................................                     2,500                  197,675
                                                                                                                        -----------





                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 7.57%
        (a)Comcast Corporation .....................................................                 6,250              $   174,250
           The New York Times Company ..............................................                 4,000                  176,800
           Viacom, Inc. ............................................................                 5,200                  203,892
                                                                                                                        -----------
                                                                                                                            554,942
                                                                                                                        -----------
      Miscellaneous Manufacturing - 5.98%
           General Electric Company ................................................                 7,250                  221,270
           Tyco International Ltd. .................................................                 7,600                  217,740
                                                                                                                        -----------
                                                                                                                            439,010
                                                                                                                        -----------
      Oil & Gas - 4.54%
           Exxon Mobil Corporation .................................................                 4,000                  166,360
           Royal Dutch Petroleum Company ...........................................                 3,500                  166,530
                                                                                                                        -----------
                                                                                                                            332,890
                                                                                                                        -----------
      Oil & Gas - Services - 2.35%
           Schlumberger, Ltd. ......................................................                 2,700                  172,395
                                                                                                                        -----------

      Pharmaceuticals - 7.92%
        (a)Forest Laboratories, Inc. ...............................................                 2,700                  193,374
           Pfizer Inc. .............................................................                 6,000                  210,300
           Teva Pharmaceutical Industries, Ltd. ....................................                 2,800                  177,548
                                                                                                                        -----------
                                                                                                                            581,222
                                                                                                                        -----------
      Retail - Specialty Line - 7.97%
           RadioShack Corporation ..................................................                 6,000                  198,960
           Target Corporation ......................................................                 4,000                  180,160
           The Home Depot, Inc. ....................................................                 5,500                  205,480
                                                                                                                        -----------
                                                                                                                            584,600
                                                                                                                        -----------
      Semiconductors - 5.19%
           Intel Corporation .......................................................                 7,000                  190,400
           Texas Instruments, Inc. .................................................                 6,500                  189,930
                                                                                                                        -----------
                                                                                                                            380,330
                                                                                                                        -----------
      Software - 6.01%
           Computer Associates International, Inc. .................................                 8,500                  228,310
           Microsoft Corporation ...................................................                 8,500                  212,245
                                                                                                                        -----------
                                                                                                                            440,555
                                                                                                                        -----------
      Telecommunications - 7.52%
        (a)Cisco Systems, Inc. .....................................................                 8,000                  188,160
        (a)Nextel Communication Inc. ...............................................                 6,500                  160,745
           Nokia Oyj - ADR .........................................................                10,000                  202,800
                                                                                                                        -----------
                                                                                                                            551,705
                                                                                                                        -----------

           Total Common Stocks (Cost $6,203,087) ..........................................................               7,308,712
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.61%

           Evergreen Select Money Market Fund Class I #495 ..................................       44,578              $    44,578
           (Cost $44,578)                                                                                               -----------


Total Value of Investments (Cost $6,247,665 (b)) ............................................       100.25 %            $ 7,353,290
Liabilities in Excess of Other Assets .......................................................        (0.25)%                (18,238)
                                                                                                 ---------              -----------
      Net Assets ............................................................................       100.00 %            $ 7,335,052
                                                                                                 =========              ===========


      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,215,346
           Unrealized depreciation .......................................................................                 (109,721)
                                                                                                                        -----------


                      Net unrealized appreciation ........................................................              $ 1,105,625
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $6,247,665) .........................................................                 $ 7,353,290
      Income receivable ...............................................................................                       7,980
      Other asset .....................................................................................                       5,888
                                                                                                                        -----------

           Total assets ...............................................................................                   7,367,158
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      31,349
      Other liability .................................................................................                         757
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,106
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 7,335,052
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $10,895,272
      Accumulated net realized loss on investments ....................................................                  (4,665,845)
      Net unrealized appreciation on investments ......................................................                   1,105,625
                                                                                                                        -----------
                                                                                                                        $ 7,335,052
                                                                                                                        ===========
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($196,731 / 22,158 shares) .................................................................                 $      8.88
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($6,550,863 / 705,720 shares) ..............................................................                 $      9.28
                                                                                                                        ===========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($587,458 / 65,408 shares) .................................................................                 $      8.98
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $8.98) .........................................                 $      9.33
                                                                                                                        ===========















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   117,387
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   66,686
           Fund administration fees (note 2) .............................................................                   15,560
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,419
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,259
           Custody fees ..................................................................................                    5,031
           Registration and filing administration fees (note 2) ..........................................                    5,614
           Fund accounting fees (note 2) .................................................................                   45,889
           Audit fees ....................................................................................                   16,675
           Legal fees ....................................................................................                   14,685
           Securities pricing fees .......................................................................                    3,115
           Shareholder recordkeeping fees (note 2) .......................................................                   30,000
           Other accounting fees (note 2) ................................................................                    8,440
           Shareholder servicing expenses ................................................................                    3,128
           Registration and filing expenses ..............................................................                    5,186
           Printing expenses .............................................................................                    3,910
           Trustee fees and meeting expenses .............................................................                    4,670
           Other operating expenses ......................................................................                    6,077
                                                                                                                        -----------


               Total expenses ............................................................................                  239,344

               Less:
                    Expense reimbursements (note 2) ......................................................                   (6,490)
                    Investment advisory fees waived (note 2) .............................................                  (58,607)

                                                                                                                        -----------

               Net expenses ..............................................................................                  174,247
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (56,860)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (53,029)
      Change in unrealized appreciation (depreciation) on investments ....................................                2,589,909
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,536,880
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,480,020
                                                                                                                        ===========





See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                  $   (56,860)             $   (43,739)
         Net realized loss from investment transactions .....................                      (53,029)              (1,961,244)
         Change in unrealized appreciation (depreciation) on investments ....                    2,589,909               (2,209,435)
                                                                                               -----------              -----------

              Net increase (decrease) in net assets resulting from operations                    2,480,020               (4,214,418)
                                                                                               -----------              -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (4,578,772)              (2,687,909)
                                                                                               -----------              -----------

                     Total decrease in net assets ...........................                   (2,098,752)              (6,902,327)

NET ASSETS
     Beginning of year ......................................................                    9,433,804               16,336,131
                                                                                               -----------              -----------

     End of year ............................................................                  $  7,335,052             $ 9,433,804
                                                                                               ============             ===========


(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2004                                    2003

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                  CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................       (10,028)             (75,145)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (10,028)         $   (75,145)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ...........................................       73,949          $   602,525              291,252          $ 2,295,222
Shares redeemed .......................................     (571,519)          (4,806,938)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (497,570)         $(4,204,413)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ...........................................          397          $     3,566               16,337          $   155,199
Shares redeemed .......................................      (37,727)            (302,780)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................      (37,330)         $  (299,214)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ...........................................       74,346          $   606,091              307,589          $ 2,450,421
Shares redeemed .......................................     (619,274)          (5,184,863)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (544,928)         $(4,578,772)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


                                                                               For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                          2004           2003            2002          2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  Income (loss) from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized gain (loss) on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(b)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(b)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ....    (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(b)
       After expense reimbursements and waived fees .....    (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(b)

  Portfolio turnover rate ................................   33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                            2004         2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  Income (loss) from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized gain (loss) on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                           2004           2003          2002               2001              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  Income (loss) from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized gain (loss) on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..      (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees ...      (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .............................      33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge


                                                                                     See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,618,559, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010,  $2,480,793 expires in the year 2011, and $531,295 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $56,860 has been charged to paid-in capital and accumulated net investment loss has been credited $56,860, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.50% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 3.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 3.25% of the average daily net assets of the Fund's Class C Shares, effective January 1, 2004. Prior to January 1, 2004 the expense limitation agreement provided that total Fund operating expenses were limited to not more than 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $58,607 ($0.05 per share) and reimbursed expenses amounting to $6,490 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,259 of such expenses for the Investor Class Shares and $1,419 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,847,978 and $7,003,496, respectively, for the year ended March 31, 2004.


                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee       President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002;  Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President     Fund);  Vice President of Capital
27622                        Principal    since  1990;  Investment     Counsel,      Inc.
                             Executive    Principal     (advisor  of  the  Capital  Value
                             Officer,     Executive     Fund);   President   of   Capital
                             Capital      Officer       Investment    Brokerage,     Inc.
                             Value Fund   since 2002    (broker/dealer     firm);     and
                                                        President of Capital Value  Fund;
                                                        Trustee   of the    Trust since
                                                        September 2002; previously,
                                                        Trustee  of the  Trust from  1990
                                                        until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         Wilbanks Smith & Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                                 CLASS C SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                                                  WST GROWTH FUND CLASS C SHARES
--------------------------------------------------------------------------------
                                 WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------

                                                                        May 2004

If everyone lived like Americans, then you'd need three planet Earths...to sustain that level of consumption.
                                      Peter Raven - Botanist and conservationist

With spring finally around the corner we appreciate the opportunity to pause and provide this annual market review. The recent NCAA basketball tournament provides an apt analogy for the stock market over the past twelve months as many favorites have failed to perform up to expectations and some underdogs have performed surprisingly well.

As usual most press coverage of global events focused on negatives, but from an economic perspective the news remains positive. The U.S. economy continues to chug along at a strong pace and American companies are posting very impressive earnings and cash flow results as the recovery gains traction. Importantly, job growth now appears to be accelerating. Strong global demand and shortages of commodities including plywood and steel have driven prices higher and boosted profits in commodity related industries.

Despite all of the challenges facing the U.S. now, we continue to believe that there are powerful long-term trends in place which will push the economy, stock prices and interest rates higher.

                         3/11, Iraq and the Battle Ahead
                         -------------------------------

As we were reminded by the March 11th tragedy in Madrid, the war on terrorism is far from over. Al Qaida and its sister terrorist organizations have been weakened by our efforts in Afghanistan and elsewhere, but the enemy was given a ten year head start during the nineties and we have much catching up to do. Despite our progress against the leaders of the organization there are still many sophisticated cells remaining and unfortunately there will be more violence as the battle progresses. The events in Madrid present a real dilemma for European countries which have until now avoided adopting measures like the U.S.A. Patriot Act. We anticipate a significant shift in policy as these countries face the prospect of further attacks which demand aggressive retaliation and more thoughtful and organized preventive measures. The capture of eight terrorists in Britain, just as they were preparing a half-ton fertilizer bomb, and the discovery of another bomb under a Spanish train are evidence of Europeans' need for tougher security measures.

There was some good news on the geopolitical scene with progress being made in Libya, Iran and on the India/Pakistan border. Libya gave up its life of crime and "turned state's evidence" by helping to reveal the illegal weapons shipments by Pakistan to rogue nations. The recent cricket match between the Indians and Pakistanis shows how quickly two countries can progress from open hostility and the threat of nuclear conflict to genuine friendship, both on the sporting field and in diplomatic channels. After witnessing the events in Iraq and Libya, Iran agreed to admit U.N. weapons inspectors, and they have agreed to close a nuclear reactor capable of producing weapons grade plutonium. China has become the lead negotiator with North Korea, promising more progress on that front during the year ahead. Meanwhile in Afghanistan local democratic tribal elections are seeing over 70% voter turnout and 35% of the representatives elected are women.

Iraq remains a very difficult situation for America. Casualties continue to mount and no clear end game strategy is yet evident. Still, gradual progress is being made as we approach the June 30 date on which the Iraqis assume leadership.

                   Market Review: Stocks and Bonds Push Higher
                   -------------------------------------------

The stock and bond markets both posted gains during the quarter, continuing the trends that began in March 2003. Small stocks posted the strongest U.S. returns while emerging markets won the global derby with Mexico and Japan leading the way with double-digit returns. Events such as 3-11 failed to dampen the spirits of global investors, and the synchronized economic recovery in the U.S., Europe and the Far East helped companies post strong profit growth.

Powerful earnings trends began to attract investor interest to U.S. blue chip growth companies after three years of lagging performance. Company after company reported better than expected profits. Cash flow from Pepsico, Caterpillar and Hewlett Packard^1 also exceeded analyst estimates by a wide margin. Technology stocks took a breather during the quarter despite very positive profit news as investors digested the double and triple-digit gains of 2003. Reports from technology companies remain very strong with global semiconductor sales expected to jump over 30%^2 during 2004 thanks to the growth in wireless, broadband and flat screen and high definition television.

Small and mid capitalization equities posted another good quarter with buying driven by huge mutual fund flows. Companies in these sectors benefited from the same forces that fueled the large cap gains but market dynamics pushed these companies higher faster than their larger brethren. Valuations for small capitalization stocks are now about equal to those for large cap companies so we expect more even performance after three years of outperformance by small caps.

          Low Interest Rates, Low Inventories and Huge Chinese Demand:
          ------------------------------------------------------------
                             a Powerful Combination
                             ----------------------

We believe investors are underestimating the magnitude of the global economic recovery now under way. Worldwide growth is turbocharged by the vast and growing demand from China and India while the Federal Reserve's thirteen interest rate cuts have pushed U.S. rates to their lowest levels in 40 years. The 2001-2002 recession and the resulting dearth of capital spending left companies with low inventories and aging equipment. We have predicted in previous letters that inventory restocking could add 2% to GDP during each of the next six quarters. As expected, capital spending has now increased and inventories are being rebuilt with the result being growth of 8.2%^3 during the third quarter and 4.1%^4 in the final quarter of 2003. Industries like homebuilding are posting record profits thanks to low interest rates and the strong economy. Backlogs remain strong and inventories of unsold homes are near record low levels. Housing prices continue to rise as developable land is in short supply in many parts of the country.

Demand from China has been an important engine for growth and has far exceeded even the most bullish forecasts of several years ago. Because this surge in demand has occurred in sync with the up-tick in capital spending and inventory replenishment in the U.S., shortages are occurring in markets as diverse as steel, lumber, gasoline and soybeans.

These forces have been a bonanza for U.S. companies. U.S. Steel is running plants at full capacity, West Virginia coal mines are sold out of product for the next year and railroads in the Midwest report a shortage of the train cars used to move grain and other crops to port for export. Norfolk Southern reported an 11% increase in coal exports during the past six months as Australian coal, which had been supplying Europe, is now purchased by China, thereby reopening European markets to U.S. coal. U.S. farm income doubled from $35 billion to $60 billion thanks to exports, and the trickle-down has resulted in increased sales of Deere^5 and Caterpillar^6 tractors. Rising energy and mining prices have
____________________
^1 Holdings represent 3.3%, 2.7% and 2.5% of the Fund as of March 31, 2004
   respectively.
^2 Baseline, April 1, 2004.
^3 Baseline, April 15, 2004.
^4 Baseline, April 15, 2004.
^5 The Fund did not hold this security as of March 31, 2004.
^6 Holding represents 2.7% of the Fund as of March 31, 2004.

helped states like Wyoming report record budget surpluses and we expect similar results in other parts of the country as the expansion continues. We believe the global economy is entering a new phase of growth that will last for several years, and investors should benefit as earnings and cash flow trends will be powerful drivers of the stock market.

        Globalization and Outsourcing: Short Term Pain for Long Term Gain
        -----------------------------------------------------------------

The issues surrounding globalization and the outsourcing of jobs are under debate now and will become a major focus of the Presidential election campaign. Opponents of globalization decry the loss of almost 3 million jobs as evidence that outsourcing of labor by U.S. companies is bad for the economy and bad for America. Nothing could be further from the truth.

Free market economies will always allocate resources to maximize return on investment and growth. Because productivity gains are so rapid in today's world, and because some job functions can be performed more efficiently overseas, job growth in the U.S. has occurred more slowly than some expected. As the March employment report demonstrated, however, the inexorable progress of the global economy ensures that U.S.^7 labor markets will remain healthy. Importantly, job growth in the U.S. will be most robust in higher skill, higher wage occupations whose functions cannot be automated or sent offshore. The social pitfall we face is a growing gap between these high level jobs and the low skill labor at the other end of the employment spectrum. Our challenge will be to improve our education and training programs to ensure that the workers whose jobs are replaced by computers or moved to India move up the value chain to better jobs. Economic growth by nature results in short term dislocations, but history has shown time and time again that allowing free market forces to allocate resources results in higher job growth rates and better jobs in the future. While parts of North Carolina lost jobs due to the declining textile and furniture industries, the Research Triangle became a hotbed of high paying tech jobs.

Former Citigroup Chairman Walter Wriston wrote recently about a phenomenon that he calls "insourcing" of jobs to the U.S.^8 He notes that foreign companies now account for over 22% of U.S. exports and generate payrolls of over $350 billion annually in America. Ironically much of the benefit of this insourcing is in the Midwest, where political pressure against outsourcing has been strongest. Several of the Japanese car manufacturers have opened plants in the U.S., just a few years after they were villainized for decimating the U.S. auto industry. The resurgence of the U.S. steel industry is a direct result of foreign demand for scrap and finished steel products, and global drug giant Novartis^9 recently announced that they will relocate their worldwide research and development facility to New Jersey from Switzerland to gain access to cutting edge expertise found only in the U.S. By allowing resources to flow to the uses that maximize their value, free trade promotes growth both domestically and abroad and is in the best interest of American labor.

                  Portfolio Strategy: Remain Focused on Quality
                  ---------------------------------------------

The stock market rally in 2003 was led by companies with poor fundamentals and low prices. Large capitalization companies with strong finances and global exposure trailed the broader market despite being the prime beneficiaries of the trends discussed above. The S&P 500 index remains 27%^10 below its peak price despite last year's strong rally while small and mid-cap companies have repaired most of the damage. While the market has not fully recognized it, the financial outlook for the companies in the Wilbanks, Smith & Thomas large cap equity universe continues to be strong with most names posting record profits and cash flow. Free cash flow is one of the clearest measures of corporate health and the chart below highlights the powerful trends that remain in place. As we noted before, we believe earnings leverage during this economic recovery will far
____________________
^7 Business Week, March 2004.
^8 The Wall Street Journal, March 28, 2004.
^9 The Fund did not hold this security as of March 31, 2004.
^10 Baseline, April 15, 2004.

exceed analyst estimates and recent corporate profit announcements underscore this theme.

The healthcare sector has been a focus of much of our attention over the past few quarters as we have added positions in industry leaders Biogen IDEC, Boston Scientific, Forest Laboratories and Teva Pharmaceuticals^11. The early results have been very positive as we positioned the Fund in front of major product rollouts with drug eluting stents (Boston Scientific), new Alzheimer's medications (Forest Laboratories) and the worldwide growth of generic drugs
(Teva). We remain bullish on our pharmaceutical names, Pfizer and Johnson & Johnson^12, but are very encouraged by the results of the more recent purchases.




------------------------- --------------------- --------------------------------
                              S&P Ranking**        Free Cash Flow* (millions)
------------------------- --------------------- --------------------------------
Microsoft^13                       B+                       14,049
------------------------- --------------------- --------------------------------
General Electric^13                A+                       12,879
------------------------- --------------------- --------------------------------
Exxon^13                           A-                        8,694
------------------------- --------------------- --------------------------------
Intel^13                           A                         7,335
------------------------- --------------------- --------------------------------
Johnson & Johnson^13               A+                        5,587
------------------------- --------------------- --------------------------------
Pfizer^13                          A                         4,745
------------------------- --------------------- --------------------------------
Cisco^13                           B+                        4,523
------------------------- --------------------- --------------------------------
Hewlett Packard^13                 A-                        3,085
------------------------- --------------------- --------------------------------
Pepsico^13                         A+                        1,913
------------------------- --------------------- --------------------------------
Home Depot^13                      A+                        1,561
------------------------- --------------------- --------------------------------
Anheuser Busch^13                  A+                        1,293
------------------------- --------------------- --------------------------------
 *Free Cash Flow is defined as Cash Flow from Operations less Capital
  Expenditures and Dividends. Data is through December 31, 2003.
**The S&P Ranking System  measures the historical  growth of earnings and dividends.
Source: Baseline

The Fund's performance (see table below) on a quarter-to-date and year-to-date basis has outperformed its relative benchmark, the Lipper Large Cap Core Index. The Fund's investment in high quality, consistent earnings growth securities has marked the difference. The Fund's holdings have not seen the loss in the last year that lower quality stocks have. Relative to the S&P 500 Index, the Fund has outperformed it on a quarter-to-date basis but underperformed on a year-to-date basis. The difference can be explained by, among other things, the difference of composition between the Fund's portfolio holdings and the S&P 500 Index.

Through March 31, 2004. Past performance does not guarantee future returns.
-------------------------------- ------------- ------------ --------------------
PERFORMANCE RETURNS                 Quarter       1 Year     Since Inception*
-------------------------------- ------------- ------------ --------------------
Class C Shares                       2.07%        30.40%         -7.60%
-------------------------------- ------------- ------------ --------------------
Lipper Large Cap Core Index^14       1.00%        30.10%           N/A
-------------------------------- ------------- ------------ --------------------
S&P 500^15                           1.69%        35.12%           N/A
-------------------------------- ------------- ------------ --------------------
* Fund inception is May 21, 1999. Since Inception return is annualized.

____________________
^11 Holdings represent 2.8%, 2.9%, 2.7% and 2.4% of the Fund as of March 31,
    2004 respectively.
^12 Holdings represent 2.9% and 2.6% of the Fund as of March 31, 2004 respectively.
^13 Holdings represent 2.9%, 3.0%, 2.3%, 2.6%, 2.6%, 2.9%, 2.6%, 2.5%, 3.3%,
    2.8% and 2.8% of the Fund as of March 31, 2004 respectively.
^14 Lipper, April 1, 2004
^15 Bloomberg, April 1, 2004

                                     Summary
                                     -------

As the June deadline for the transition to self-rule in Iraq passes and the political campaigns heat up this summer, the markets will be buffeted by the daily news. With the global economy strengthening and America leading the transition to new technologies and ways of doing business, we remain very bullish on the next ten years for investors.

On an important administrative note, we are very happy to announce that Kyle Elliott and Mark Warden are now Principals in the firm. As our team continues to grow our objective is to provide the best advice possible in all aspects of your financial life.

Please feel free to contact us with any questions or concerns, and have a great Spring!


Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden





--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, investment advisor risk, market sector risk, credit risk, maturity risk, investment-grade securities risk, junk bonds or lower rated securities risk, and portfolio turnover risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
-------------------------------------------------------------------------------

This annual report will be distributed to shareholders on or about May 26, 2004.

                                 WST GROWTH FUND
                                 Class C Shares

                     Performance Update - $10,000 Investment

                For the period from May 20, 1999 (Date of Initial
                      Public Investment) to March 31, 2004


[Line Graph Here]:

--------------------------------------------------------------------------------
                                   WST Growth             S&P 500 Total
                              Fund Class C Shares         Return Index
--------------------------------------------------------------------------------

      5/20/1999                     $10,000                 $10,000
      9/30/1999                       9,310                   9,626
      3/31/2000                      10,720                  11,311
      9/30/2000                       9,778                  10,904
      3/31/2001                       8,077                   8,859
      9/30/2001                       6,743                   8,001
      3/31/2002                       7,379                   8,881
      9/30/2002                       5,295                   6,362
      3/31/2003                       5,218                   6,682
      9/30/2003                       6,054                   7,914
      3/31/2004                       6,805                   9,028

This graph depicts the performance of the WST Growth Fund (the "Fund") Class C Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
        ----------------- ---------------- -----------------------------
            One Year        Three Years       Since 5/20/99 (Date of
                                              Initial Public Investment)
        ----------------- ---------------- -----------------------------
             30.40 %           (5.55)%                (7.60)%
        ----------------- ---------------- -----------------------------



>> The graph assumes an initial $10,000 investment at May 20, 1999 (date of initial public investment). All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund's Class C Shares would have decreased to $6,805 - a cumulative total investment return of (31.95)% since May 20, 1999.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $9,028 - a cumulative total investment return of (9.72)% since May 20, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.64%

Aerospace / Defense - 2.18%
     Lockheed Martin Corporation ...............................................                     3,500              $   159,740
                                                                                                                        -----------

Banks - 2.31%
     State Street Corporation ..................................................                     3,250                  169,422
                                                                                                                        -----------

Beverages - 6.08%
     Anheuser-Busch Companies, Inc. ............................................                     4,000                  204,000
     PepsiCo, Inc. .............................................................                     4,500                  242,325
                                                                                                                        -----------
                                                                                                                            446,325
                                                                                                                        -----------
Biotechnology - 2.80%
  (a)Biogen Idec, Inc. .........................................................                     3,700                  205,720
                                                                                                                        -----------

Computers - 2.49%
     Hewlett-Packard Company ...................................................                     8,000                  182,720
                                                                                                                        -----------

Diversified Financial Services - 8.27%
     A.G. Edwards, Inc. ........................................................                     4,250                  166,260
     American Express Company ..................................................                     4,000                  207,400
     Citigroup, Inc. ...........................................................                     4,500                  232,650
                                                                                                                        -----------
                                                                                                                            606,310
                                                                                                                        -----------
Environmental Control - 2.88%
     Waste Management, Inc. ....................................................                     7,000                  211,260
                                                                                                                        -----------

Healthcare - Products - 5.52%
  (a)Boston Scientific Corporation .............................................                     5,000                  211,900
     Johnson & Johnson .........................................................                     3,800                  192,736
                                                                                                                        -----------
                                                                                                                            404,636
                                                                                                                        -----------
Insurance - 7.00%
     AFLAC Incorporated ........................................................                     4,000                  160,560
     American International Group ..............................................                     3,000                  214,050
     Marsh & McLennan Companies, Inc. ..........................................                     3,000                  138,900
                                                                                                                        -----------
                                                                                                                            513,510
                                                                                                                        -----------
Internet - 2.37%
  (a)InterActive Corporation ...................................................                     5,500                  173,745
                                                                                                                        -----------

Machinery - Construction & Mining - 2.69%
     Caterpillar Inc. ..........................................................                     2,500                  197,675
                                                                                                                        -----------





                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 7.57%
        (a)Comcast Corporation .....................................................                 6,250              $   174,250
           The New York Times Company ..............................................                 4,000                  176,800
           Viacom, Inc. ............................................................                 5,200                  203,892
                                                                                                                        -----------
                                                                                                                            554,942
                                                                                                                        -----------
      Miscellaneous Manufacturing - 5.98%
           General Electric Company ................................................                 7,250                  221,270
           Tyco International Ltd. .................................................                 7,600                  217,740
                                                                                                                        -----------
                                                                                                                            439,010
                                                                                                                        -----------
      Oil & Gas - 4.54%
           Exxon Mobil Corporation .................................................                 4,000                  166,360
           Royal Dutch Petroleum Company ...........................................                 3,500                  166,530
                                                                                                                        -----------
                                                                                                                            332,890
                                                                                                                        -----------
      Oil & Gas - Services - 2.35%
           Schlumberger, Ltd. ......................................................                 2,700                  172,395
                                                                                                                        -----------

      Pharmaceuticals - 7.92%
        (a)Forest Laboratories, Inc. ...............................................                 2,700                  193,374
           Pfizer Inc. .............................................................                 6,000                  210,300
           Teva Pharmaceutical Industries, Ltd. ....................................                 2,800                  177,548
                                                                                                                        -----------
                                                                                                                            581,222
                                                                                                                        -----------
      Retail - Specialty Line - 7.97%
           RadioShack Corporation ..................................................                 6,000                  198,960
           Target Corporation ......................................................                 4,000                  180,160
           The Home Depot, Inc. ....................................................                 5,500                  205,480
                                                                                                                        -----------
                                                                                                                            584,600
                                                                                                                        -----------
      Semiconductors - 5.19%
           Intel Corporation .......................................................                 7,000                  190,400
           Texas Instruments, Inc. .................................................                 6,500                  189,930
                                                                                                                        -----------
                                                                                                                            380,330
                                                                                                                        -----------
      Software - 6.01%
           Computer Associates International, Inc. .................................                 8,500                  228,310
           Microsoft Corporation ...................................................                 8,500                  212,245
                                                                                                                        -----------
                                                                                                                            440,555
                                                                                                                        -----------
      Telecommunications - 7.52%
        (a)Cisco Systems, Inc. .....................................................                 8,000                  188,160
        (a)Nextel Communication Inc. ...............................................                 6,500                  160,745
           Nokia Oyj - ADR .........................................................                10,000                  202,800
                                                                                                                        -----------
                                                                                                                            551,705
                                                                                                                        -----------

           Total Common Stocks (Cost $6,203,087) ..........................................................               7,308,712
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.61%

           Evergreen Select Money Market Fund Class I #495 ..................................       44,578              $    44,578
           (Cost $44,578)                                                                                               -----------


Total Value of Investments (Cost $6,247,665 (b)) ............................................       100.25 %            $ 7,353,290
Liabilities in Excess of Other Assets .......................................................        (0.25)%                (18,238)
                                                                                                 ---------              -----------
      Net Assets ............................................................................       100.00 %            $ 7,335,052
                                                                                                 =========              ===========


      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,215,346
           Unrealized depreciation .......................................................................                 (109,721)
                                                                                                                        -----------


                      Net unrealized appreciation ........................................................              $ 1,105,625
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $6,247,665) .........................................................                 $ 7,353,290
      Income receivable ...............................................................................                       7,980
      Other asset .....................................................................................                       5,888
                                                                                                                        -----------

           Total assets ...............................................................................                   7,367,158
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      31,349
      Other liability .................................................................................                         757
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,106
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 7,335,052
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $10,895,272
      Accumulated net realized loss on investments ....................................................                  (4,665,845)
      Net unrealized appreciation on investments ......................................................                   1,105,625
                                                                                                                        -----------
                                                                                                                        $ 7,335,052
                                                                                                                        ===========
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($196,731 / 22,158 shares) .................................................................                 $      8.88
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($6,550,863 / 705,720 shares) ..............................................................                 $      9.28
                                                                                                                        ===========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($587,458 / 65,408 shares) .................................................................                 $      8.98
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $8.98) .........................................                 $      9.33
                                                                                                                        ===========















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   117,387
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   66,686
           Fund administration fees (note 2) .............................................................                   15,560
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,419
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,259
           Custody fees ..................................................................................                    5,031
           Registration and filing administration fees (note 2) ..........................................                    5,614
           Fund accounting fees (note 2) .................................................................                   45,889
           Audit fees ....................................................................................                   16,675
           Legal fees ....................................................................................                   14,685
           Securities pricing fees .......................................................................                    3,115
           Shareholder recordkeeping fees (note 2) .......................................................                   30,000
           Other accounting fees (note 2) ................................................................                    8,440
           Shareholder servicing expenses ................................................................                    3,128
           Registration and filing expenses ..............................................................                    5,186
           Printing expenses .............................................................................                    3,910
           Trustee fees and meeting expenses .............................................................                    4,670
           Other operating expenses ......................................................................                    6,077
                                                                                                                        -----------


               Total expenses ............................................................................                  239,344

               Less:
                    Expense reimbursements (note 2) ......................................................                   (6,490)
                    Investment advisory fees waived (note 2) .............................................                  (58,607)

                                                                                                                        -----------

               Net expenses ..............................................................................                  174,247
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (56,860)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (53,029)
      Change in unrealized appreciation (depreciation) on investments ....................................                2,589,909
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,536,880
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,480,020
                                                                                                                        ===========





See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                  $   (56,860)             $   (43,739)
         Net realized loss from investment transactions .....................                      (53,029)              (1,961,244)
         Change in unrealized appreciation (depreciation) on investments ....                    2,589,909               (2,209,435)
                                                                                               -----------              -----------

              Net increase (decrease) in net assets resulting from operations                    2,480,020               (4,214,418)
                                                                                               -----------              -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (4,578,772)              (2,687,909)
                                                                                               -----------              -----------

                     Total decrease in net assets ...........................                   (2,098,752)              (6,902,327)

NET ASSETS
     Beginning of year ......................................................                    9,433,804               16,336,131
                                                                                               -----------              -----------

     End of year ............................................................                  $  7,335,052             $ 9,433,804
                                                                                               ============             ===========


(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2004                                    2003

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                  CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................       (10,028)             (75,145)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (10,028)         $   (75,145)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ...........................................       73,949          $   602,525              291,252          $ 2,295,222
Shares redeemed .......................................     (571,519)          (4,806,938)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (497,570)         $(4,204,413)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ...........................................          397          $     3,566               16,337          $   155,199
Shares redeemed .......................................      (37,727)            (302,780)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................      (37,330)         $  (299,214)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ...........................................       74,346          $   606,091              307,589          $ 2,450,421
Shares redeemed .......................................     (619,274)          (5,184,863)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (544,928)         $(4,578,772)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


                                                                               For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                          2004           2003            2002          2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  Income (loss) from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized gain (loss) on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(b)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(b)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ....    (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(b)
       After expense reimbursements and waived fees .....    (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(b)

  Portfolio turnover rate ................................   33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                            2004         2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  Income (loss) from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized gain (loss) on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                           2004           2003          2002               2001              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  Income (loss) from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized gain (loss) on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..      (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees ...      (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .............................      33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge


                                                                                     See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,618,559, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010,  $2,480,793 expires in the year 2011, and $531,295 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $56,860 has been charged to paid-in capital and accumulated net investment loss has been credited $56,860, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.50% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 3.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 3.25% of the average daily net assets of the Fund's Class C Shares, effective January 1, 2004. Prior to January 1, 2004 the expense limitation agreement provided that total Fund operating expenses were limited to not more than 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $58,607 ($0.05 per share) and reimbursed expenses amounting to $6,490 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,259 of such expenses for the Investor Class Shares and $1,419 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,847,978 and $7,003,496, respectively, for the year ended March 31, 2004.


                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee       President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002;  Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President     Fund);  Vice President of Capital
27622                        Principal    since  1990;  Investment     Counsel,      Inc.
                             Executive    Principal     (advisor  of  the  Capital  Value
                             Officer,     Executive     Fund);   President   of   Capital
                             Capital      Officer       Investment    Brokerage,     Inc.
                             Value Fund   since 2002    (broker/dealer     firm);     and
                                                        President of Capital Value  Fund;
                                                        Trustee   of the    Trust since
                                                        September 2002; previously,
                                                        Trustee  of the  Trust from  1990
                                                        until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officers, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(e)      Not applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officer is filed pursuant to
         Item 11.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.


(a)(2) Mr. James H. Speed, Jr. is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.


(a)(3)   Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.


--------------------------------------------------------- ---------- -----------
                                Fund                         2003       2004
--------------------------------------------------------- ---------- -----------
Capital Value Fund                                          10,900     11,445
--------------------------------------------------------- ---------- -----------
EARNEST Partners Fixed Income Trust                         10,700     11,235
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Equity Fund                     9,450      9,925
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Balanced Fund                   9,450      9,925
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Small Company Fund              9,450      9,925
--------------------------------------------------------- ---------- -----------
The Brown Capital Management International Equity Fund      13,750     14,440
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Mid-Cap Fund                   10,650     11,175
--------------------------------------------------------- ---------- -----------
WST Growth Fund                                             11,850     12,445
--------------------------------------------------------- ---------- -----------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended March 31, 2003 and March 31, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.


--------------------------------------------------------- ---------- -----------
                         Fund                                2003       2004
--------------------------------------------------------- ---------- -----------
Capital Value Fund                                          4,575      3,850
--------------------------------------------------------- ---------- -----------
EARNEST Partners Fixed Income Trust                         4,575      3,850
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Equity Fund                    4,575      3,850
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Balanced Fund                  4,575      3,850
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Small Company Fund             5,525      3,850
--------------------------------------------------------- ---------- -----------
The Brown Capital Management International Equity Fund      4,575      3,850
--------------------------------------------------------- ---------- -----------
The Brown Capital Management Mid-Cap Fund                     975      3,850
--------------------------------------------------------- ---------- -----------
WST Growth Fund                                             4,575      3,850
--------------------------------------------------------- ---------- -----------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

     (2) There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no no-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)      Not applicable.


Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.


         Not applicable to the reporting period covered by this report.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.

Item 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 11. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ C. Frank Watson III
                                 ________________________________
                                 C. Frank Watson III
                                 Secretary, Treasurer and Principal
                                 Financial Officer

Date: June 7, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Richard K. Bryant
                                 ________________________________
                                 Richard K. Bryant
                                 Trustee, The Nottingham Investment Trust II
                                 President and Principal Executive Officer,
                                 Capital Value Fund

Date: June 2, 2004




By: (Signature and Title)        /s/ Michael T. McRee
                                 ________________________________
                                 Michael T. McRee
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: June 2, 2004

By: (Signature and Title)        /s/ Keith A. Lee
                                 ________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital  Management  Equity Fund, The
                                 Brown Capital  Management  Balanced  Fund,  The
                                 Brown  Capital  Management  Small Company Fund,
                                 The  Brown  Capital  Management   International
                                 Equity Fund,  and The Brown Capital  Management
                                 Mid-Cap Fund

Date: June 3, 2004




By: (Signature and Title)        /s/ Lawrence N. Smith, Jr.
                                 ________________________________
                                 Lawrence N. Smith, Jr.
                                 Principal Executive Officer, WST Growth Fund

Date: June 7, 2004



By:  (Signature and Title)       /s/ C. Frank Watson III
                                 ________________________________
                                 C. Frank Watson III
                                 Secretary, Treasurer and Principal Financial
                                 Officer, The Nottingham Investment
                                 Trust II

Date: June 7, 2004